April 22, 2002

Securities and Exchange Commission
 450 5 Street, N.W.

 Washington, DC 20549

 RE: Midland National Life Separate Account C File Number 33-64016

Commissioners:

Enclosed for filing is a copy, including exhibits of Post-Effective Amendment Number 12 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,





Tracy Michels
Assistant Vice President
Compliance

                            Registration No. 33-64016
                         Post-Effective Amendment No. 12
                                    FORM N-4
                                    --------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                       ---

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       ---

                         Pre-Effective Amendment No. ___
                        Post-Effective Amendment No. _12_

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. _12_

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                           (Exact Name of Registrant)
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                     One Midland Plaza Sioux Falls, SD 57193
               (Address of Depositor's Principal Executive Office)
                                  605-335-5700
              (Depositor's Telephone Number, including Area Code:)

                            -------------------------

          Jack L. Briggs, Vice President, Secretary and General Counsel
                     Midland National Life Insurance Company
                     One Midland Plaza Sioux Falls, SD 57193
                     (Name and Address of Agent for Service)

                          Copy to: Frederick R. Bellamy
                        Sutherland Asbill & Brennan L L P
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404

It is proposed that this filing will become effective (check appropriate line):

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2002 pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
         ___ on ___(date)________ pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following line:

         ___ the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                     Titles of Securities Being Registered:

                           Variable_Annuity_Contracts
                               Variable_Annuity_II

                                Variable Annuity
                                   Prospectus


                                   May 1, 2002


                   Flexible Premium Deferred Variable Annuity
                           Contract (Variable Annuity)

                                    issued by

                     Midland National Life Insurance Company

                                     through

                    Midland National Life Separate Account C


Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the contract and Separate Account C is available by checking the appropriate box on the application form or by writing to Midland' Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                                 1-877-586-0240.




The SAI, dated May 1, 2002, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your policy fund to Our General Account and up to ten investment divisions. Each division invests in a specified mutual fund portfolio. You can choose among the following thirty-four investment divisions:

o   VIP Money Market Portfolio                                     o   American Century VP International Portfolio
o   VIP High Income Portfolio                                      o   American Century VP Income & Growth Portfolio
o   VIP Equity-Income Portfolio                                    o   MFS VIT Emerging Growth Series
o   VIP Growth Portfolio                                           o   MFS VIT Research Series
o   VIP Overseas Portfolio                                         o   MFS VIT Investors Trust Series
o   VIP MidCap Portfolio                                           o   MFS VIT New Discovery Series
o   VIP Asset Manager Portfolio                                    o   Lord Abbett Series Fund, Inc. VC Growth & Income
                                                                       Portfolio(hereinafter referred to as Lord Abbett VC Growth and Income Portfolio)
o   VIP Investment Grade Bond Portfolio                            o   Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                       Portfolio(hereinafter referred to as Lord Abbett VC
                                                                       Mid-Cap Value Portfolio)
o   VIP Contrafund(R)Portfolio                                     o   Lord Abbett Series Fund, Inc. International
                                                                       Portfolio(hereinafter referred to as Lord Abbett VC
                                                                       International Portfolio
o   VIP Asset Manager: Growth Portfolio                            o   Alger American Small Capitalization Portfolio
o   VIP Index 500 Portfolio                                        o   Alger American MidCap Growth Portfolio
o   VIP Growth & Income Portfolio                                  o   Alger American Growth Portfolio
o   VIP Balanced Portfolio                                         o   Alger American Leveraged AllCap Portfolio
o   VIP Growth Opportunities Portfolio                             o   Van Eck Worldwide Hard Assets Fund
o   American Century VP Capital Appreciation Portfolio             o   LEVCO Equity Value Fund
o   American Century VP Value Portfolio                            o   INVESCO VIF-Financial Services Fund
o   American Century VP Balanced Portfolio                         o   INVESCO VIF-Health Sciences Fund

Your policy fund in the investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.


The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the federal deposit insurance corporation or any other agency.


This prospectus is valid only when accompanied by the Funds' current prospectuses. You may allocate Your premiums to Our General Account and/or up to 10 mutual fund Portfolios.

                                                           Table of Contents


Definitions..................................................................................................................8

SUMMARY......................................................................................................................9
   Features of Variable Annuity.............................................................................................10
   Investment Choices.......................................................................................................10
   Withdrawals..............................................................................................................13
   Charges Under the Contracts..............................................................................................13
   FEE TABLE................................................................................................................14
   Additional Information About Variable Annuity............................................................................19
   Inquiries And Correspondence.............................................................................................19
   State Variations.........................................................................................................20

SEPARATE ACCOUNT C AND THE FUNDS............................................................................................20
   Our Separate Account And Its Investment Divisions........................................................................20
   The Funds................................................................................................................20
   Investment Policies Of The Funds' Portfolios.............................................................................21
   We Own The Assets Of Our Separate Account................................................................................26
   Our Right To Change How We Operate Our Separate Account..................................................................26

DETAILED INFORMATION ABOUT THE CONTRACT.....................................................................................27
   Requirements for Issuance of a Contract..................................................................................27
   Free Look................................................................................................................28
   Allocation of Premiums...................................................................................................28
   Changing Your Premium Allocation Percentages.............................................................................28
   Transfers of Contract Value..............................................................................................29
   Market Timing and Excessive Trading Limits...............................................................................29
   Dollar Cost Averaging....................................................................................................30
   Withdrawals..............................................................................................................31
   Loans....................................................................................................................32
   Death Benefit............................................................................................................34

Payment of Death Benefits...................................................................................................35
   Your Contract Value......................................................................................................35
   Amounts In Our Separate Account..........................................................................................35
   The General Account......................................................................................................36

CHARGES, FEES AND DEDUCTIONS................................................................................................37
   Sales Charges on Withdrawals.............................................................................................37
   Free Withdrawal Amount...................................................................................................38
   Administrative Charge....................................................................................................38
   Mortality and Expense Risk Charge........................................................................................38
   Contract Maintenance Charge..............................................................................................38
   Transfer Charge..........................................................................................................39
   Charges In The Funds.....................................................................................................39

FEDERAL TAX STATUS..........................................................................................................39
   Introduction.............................................................................................................39
   Diversification..........................................................................................................40
   Taxation of Annuities in General.........................................................................................41
   Our Income Taxes.........................................................................................................45
   Withholding..............................................................................................................45

MATURITY DATE...............................................................................................................45

SELECTING AN ANNUITY OPTION.................................................................................................46
   Fixed Options............................................................................................................47
   Variable Options.........................................................................................................48
   Transfers after the Maturity Date........................................................................................49

ADDITIONAL INFORMATION......................................................................................................49
   Tax-Free "Section 1035" Exchanges........................................................................................49
   Midland National Life Insurance Company..................................................................................49
   Your Voting Rights As an Owner...........................................................................................50
   Our Reports to Owners....................................................................................................51
   Contract Periods, Anniversaries..........................................................................................51
   Dividends................................................................................................................51
   Performance..............................................................................................................51
   Your Beneficiary.........................................................................................................52
   Assigning Your Contract..................................................................................................52
   When We Pay Proceeds From This Contract..................................................................................53
   Sales Agreements.........................................................................................................53
   Regulation...............................................................................................................54
   Discount for Employees of Sammons Enterprises, Inc.......................................................................55
   Legal Matters............................................................................................................55
   Experts..................................................................................................................55
   Statement of Additional Information......................................................................................55


CONDENSED FINANCIAL INFORMATION.............................................................................................57

Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Annuitant means the person, designated by the owner, upon whose life annuity payments are intended to be based on the maturity date.

Annuity Unit means the units in the Separate Account, after the maturity date that are used to determine the amount of the annuity payment.

Attained Age means the issue age plus the number of complete Contract Years since the Contract Date.


Beneficiary means the person or persons to whom the contract's death benefit is paid when the annuitant dies before the maturity date.

Business Day means any day the New York Stock Exchange is open. Our business day ends when the New York Stock Exchange closes for regular trading.


Cash Surrender Value means the Contract Value on the date of surrender minus the contract maintenance charge and any contingent deferred sales charge and the premium tax charge.

Contract Anniversary - The same month and day of the Contract Date in each year following the Contract Date.

Contract Date means the date the contract goes into effect and from which Contract Anniversaries and Contract Years are determined.

Contract Value means the sum of the amounts You have in Our General Account and in the investment divisions of Our Separate Account C under Your in force contract.

Contract Month means a month that starts the same date as the contract date in each month.

Contract Year means a year which starts on the same date as the contract date in each month.

Death Benefit means the amount payable under Your contract if the annuitant dies before the maturity date.


Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate Account C on the Contract Date or as later changed by Us.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments, and inquiries.

In Force means the Annuitant's life remains insured under the terms of the contract.

Investment Division means a division of Separate Account C which invests exclusively in the shares of a specified portfolio of the Funds.

Issue Age means the age of the annuitant on the birthday nearest to the Contract Date.

Maturity Date means the date, specified in the contract, when annuity payments are to begin.

Owner means the person who purchases an Individual Variable Annuity Contract and makes the premium payments. The owner has all rights in the contract before the maturity date, including the rights to make withdrawals or surrender the contract, to designate and change the beneficiaries who will receive the proceeds at the annuitant's death before the maturity date, to transfer funds among the investment divisions, and to designate a mode of settlement for the annuitant on the maturity date.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee

Principal Office means where You write to Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300

                            West Des Moines, IA 50266

                                 1-877-586-0240.


Separate Account means Our Separate Account C which receives and invests Your premiums under the contract.

SUMMARY In this prospectus "We", "Our", and "Us" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant", because the annuitant and the owner may not be the same.

The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is in force.

Features of Variable Annuity

The individual flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the contract value and payment of annuity payments on a fixed or variable basis. Variable payment options are not available in certain states. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes. The contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code (Non-Qualified Plans) and for retirement plans which do qualify for those tax advantages (Qualified Plans). This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

The Variable Annuity pays a death benefit when the annuitant dies before the maturity date if the contract is still in force. The death benefit is equal to the greater of (a) the contract value, and (b) premiums paid less withdrawals.

Your Contract Value
Your contract value depends on:

o   the amount and frequency of premium payments,
o   the selected portfolio's investment experience,
o   interest earned on amounts allocated to the General Account,
o   withdrawals, and
o   charges and deductions.


You bear the investment risk under the Variable Annuity. There is no minimum guaranteed cash value with respect to any amounts allocated to the Separate Account. (See "Your Contract Value" on page 35.)

Flexible Premium Payments

You may pay premiums whenever You want and in whatever amount You want, within certain limits. We require an initial minimum premium of at least $2,000; other premium payments must be at least $50. (Currently, We waive the initial minimum premium requirement for certain qualified contracts enrolled in a bank draft investment program or payroll deduction plan.) You will choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Investment Choices

You may allocate Your contract value to up to ten of the investment divisions of Our Separate Account. You may also allocate Your contract value to Our General Account, which pays interest at a declared rate.

Each of the Separate Account investment divisions invests in shares of a corresponding portfolio of one of the following "series" type mutual funds:

(1) Fidelity's Variable Insurance Products Fund (VIP), ( 2) American Century's Variable Portfolios, Inc., ( 3) MFS(R)Variable Insurance Trusts, ( 4) Lord Abbett's Series Fund, Inc., and ( 5) Alger American Fund , (6) Van Eck Global Worldwide Insurance Trust, (7) LEVCO Series Trust, and (8) INVESCO Variable Investment Funds, Inc. . The portfolios have different investment policies and objectives. For a full description of the portfolios, see the Funds' prospectuses, which accompany this prospectus. (See The Funds on page 20.)

The investment divisions that invest in portfolios of Fidelity's Variable Insurance Products Fund are:

o   VIP Money Market Portfolio
o   VIP High Income Portfolio
o   VIP Equity-Income Portfolio
o   VIP Growth Portfolio
o   VIP Overseas Portfolio
o   VIP MidCap Portfolio

o   VIP Asset Manager Portfolio
o   VIP Investment Grade Bond Portfolio
o   VIP Contrafund(R) Portfolio
o   VIP Asset Manager: Growth Portfolio
o   VIP Index 500 Portfolio

o   VIP Growth & Income Portfolio
o   VIP Balanced Portfolio
o   VIP Growth Opportunities Portfolio

The investment divisions that invest in portfolios of the American Century Variable Portfolios, Inc. are:

o   VP Capital Appreciation Portfolio
o   VP Value Portfolio
o   VP Balanced Portfolio
o   VP International Portfolio
o   VP Income & Growth Portfolio

The investment divisions that invest in portfolios of the MFS(R) Variable Insurance Trusts are:


o   VIT Emerging Growth Series
o   VIT Research Series
o   VIT Investors Trust Series
o   VIT New Discovery Series


The investment divisions that invest in a portfolio of the Lord Abbett Series Fund, Inc. are:

o   Lord Abbett VC Growth and Income
o   Lord Abbett VC MidCap Value Portfolio
o   Lord Abbett VC International Portfolio

The investment divisions that invest in a portfolio of the Alger American Fund are:

o   Alger American Small Capitalization Portfolio
o   Alger American MidCap Growth Portfolio
o   Alger American Growth Portfolio
o   Alger American Leveraged All Cap Portfolio

The investment divisions that invest in portfolios of the Van Eck Global Worldwide Insurance Trust are:

o   Worldwide Hard Assets Fund

The investment divisions that invest in portfolios of the LEVCO Series Trust are:

o   LEVCO Equity Value Fund

The investment divisions that invest in portfolios of the INVESCO Variable Investment Funds are:

o   VIF-Financial Services Fund
o   VIF-Health Sciences Fund

Each portfolio pays a different investment management or advisory fee and different operating expenses. The fees and expenses for the year ending December 31, 2001 are shown under the table of Portfolio Annual Expenses. See "Investment Policies Of The Funds' Portfolios" on page 21, and "Charges In The Funds" on page 39.

Withdrawals

You may generally withdraw all or part of Your cash surrender value at any time, before annuity payments begin. A contingent deferred sales charge may be imposed on any withdrawal, and upon full withdrawal a contract maintenance charge may also be imposed. The amount You request plus any contingent deferred sales charge will be deducted from Your contract value. Three years after the contract date, the contingent deferred sales charge will be waived upon the withdrawal of funds to effect a life annuity. You may take a withdrawal in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A withdrawal may have negative tax consequences, including a 10% tax penalty on certain withdrawals prior to age 59 1/2. Under nonqualified contracts, earnings, if any, are withdrawn first for tax purposes and are taxed as ordinary income. (See "Sales Charges on Withdrawals" on page 37, "FEDERAL TAX STATUS" on page 39, and "SELECTING AN ANNUITY" on page 46.) Withdrawals from contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Charges Under the Contracts
Sales Charge


Sales expenses are not deducted from premium payments. However, a contingent deferred sales charge may be assessed against contract values when they are withdrawn, including withdrawals to effect an annuity. (See "Sales Charges on Withdrawals" on page 37.) The amount of any sales charge depends on the contract year of the withdrawal.


The charge for each contract year is a percentage of the premiums withdrawn and is as follows:

                                                                Contingent
            Contract                                          Deferred Sales
              Year                                                Charge

                1                                                    7%
                2                                                    6%
                3                                                    5%
                4                                                    4%
                5                                                    3%
                6                                                    2%
          7 and beyond                                               0%

                                   FEE TABLE

This information is intended to assist You in understanding the various costs and expenses that You will bear. It reflects expenses of the Separate Account as well as the portfolios.

Contract Owner Transaction Expenses
    Sales Load Imposed on Purchases................................................................  None
    Transfer Fee...................................................................................  0 - $25
    Maximum Deferred Sales Load (as a percentage of premiums)......................................  7.00%
Annual Contract Maintenance Charge(1)..............................................................  $33.00
Separate Account Annual Expenses (as a percentage of average daily Contract Value)
    Mortality and Expense Risk.....................................................................  1.25%
    Administration Fees............................................................................  0.15%
    Total Separate Account Expenses................................................................  1.40%

PORTFOLIO ANNUAL EXPENSES(1)
(as a percentage of Portfolio average net assets after fee waivers and expense reimbursement but before any reductions for custodian and transfer agent expense offsets.)

                                                                                                                      TOTAL
                                                                  MANAGEMENT                  OTHER                  ANNUAL
                                                                     FEES                   EXPENSES               EXPENSES(2)
VIP Money MarketPortfolio                                            0.18%                    1.10%                   0.28%
VIP High Income(3) Portfolio                                         0.58%                    0.13%                   0.71%
VIP Equity-Income(3)Portfolio                                        0.48%                    0.10%                   0.58%
VIP Growth(3)Portfolio                                               0.58%                    0.10%                   0.68%
VIP Overseas(3)Portfolio                                             0.73%                    0.19%                   0.92%
VIP MidCap(3)Portfolio                                               0.58%                    0.11%                   0.68%
VIP Asset Manager(3) Portfolio                                       0.53%                    0.11%                   0.64%
VIP Investment Grade Bond Portfolio                                  0.43%                    0.11%                   0.54%
VIP Contrafund(R)(3) Portfolio                                       0.58%                    0.10%                   0.68%
VIP Asset Manager: Growth(3 )Portfolio                               0.58%                    0.15%                   0.73%
VIP Index 500(4) Portfolio                                           0.24%                    0.04%                   0.28%
VIP Growth & Income(3) Portfolio                                     0.48%                    0.10%                   0.59%
VIP Balanced(3) Portfolio                                            0.43%                    0.15%                   0.57%
VIP Growth Opportunities(3) Portfolio                                0.58%                    0.11%                   0.69%
American Century VP Capital Appreciation(8) Portfolio                1.00%                    0.00%                   1.00%
American Century VP Value(8) Portfolio                               1.00%                    0.00%                   1.00%
American Century VP Balanced(10) Portfolio                           0.90%                    0.00%                   0.90%
American Century VP International(9) Portfolio                       1.50%                    0.00%                   1.50%
American Century VP Income & Growth Portfolio                        0.70%                    0.00%                   0.70%
MFS VIT Emerging Growth(5) Series                                    0.75%                    0.12%                   0.87%
MFS VIT Research(5) Series                                           0.75%                    0.15%                   0.90%
MFS VIT Investors Trust(5)Series                                     0.75%                    0.15%                   0.90%
MFS VIT New Discovery(5)(6)                                          0.90%                    0.19%                   1.09%
Lord Abbett VC Growth and Income Portfolio                           0.50%                    0.22%                   0.72%
Lord Abbett VC Mid-Cap Value(7) Portfolio                            0.75%                    0.10%                   0.85%
Lord Abbett VC International(7) Portfolio                            1.00%                    0.10%                   1.10%
Alger American Small Capitalization Portfolio                        0.85%                    0.07%                   0.92%
Alger American MidCap Growth Portfolio                               0.80%                    0.08%                   0.88%
Alger American Growth Portfolio                                      0.75%                    0.06%                   0.81%
Alger American Leveraged AllCap Portfolio                            0.85%                    0.07%                   0.92%
Van Eck Worldwide Hard Assets Fund(8)                                1.00%                    0.15%                   1.15%
LEVCO Equity Value Fund(9)                                           0.85%                    0.25%                   1.10%
INVESCO VIF-Financial Services Fund                                  0.75%                    0.32%                   1.07%
INVESCO VIF Health Services Fund                                     0.75%                    0.31%                   1.06%


(1) The fund data was provided by the funds or their managers. Midland has not independently verified the accuracy of the Fund data.

(2) The annual expenses shown for the Fidelity's and MFS' portfolios are those applicable to the Initial Class.


(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.




(4) Fidelity Management and Research agreed to reimburse a portion of the VIP Index 500 expenses during 2001. Without this reimbursement, the VIP Index 500 would have had total expenses of 0.35%. This arrangement may be discontinued by the Fund's manager at any time.

(5) Each MFS VIT Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, the total expenses would have been as follows:

MFS VIT Emerging Growth Series                       0.86%
MFS VIT Research Series                              0.89%
MFS VIT Investors Trust Series                       0.89%
MFS VIT New Discovery Series                         1.05%

The Series' custodian fee was reduced by 0.01%. This arrangement may be discontinued by the fund's manager at any time. The MFS VIT Discovery Series figure of 1.09% shown here also takes into account a 0.03% fee waiver/expense reimbursement described in footnote (6).

(6) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses for this portfolio, such that the portfolio's "Other Expenses" (after taking into account the expense offset arrangement described in footnote (5)) shall not exceed 0.15% annually. This contractual fee arrangement will continue until at least May 1, 2003, unless changed with the consent of the fund manager's board of trustees which oversees the series.

(7) The information in the chart relating to the Lord Abbett VC Mid Cap Value and Lord Abbett VC International Portfolios has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord Abbett & Co. (Lord Abbett), the investment adviser for the VC Mid Cap and VC International Portfolios, voluntarily waived a portion of its management fees from the portfolios and subsidized a portion of the portfolio's expenses to the extent necessary to maintain the "Other Fund Expenses After Reimbursement" and "12b-1 or Service Fees" of each Portfolio at an aggregate of 0.35% of its average daily net assets. Absent any waivers and reimbursements, the "Total Annual Fund Expenses Before Reimbursement" for the VC Mid Cap Value and VC International portfolios would have been 1.20% and 6.15% respectively for the year 2001. For the year 2002, Lord Abbett does not intend to waive its management fees for the Mid Cap Value and International Portfolios but has contractually agreed to continue to reimburse a portion of each of the portfolio's expenses to the extent necessary to maintain the "Other Expenses" and any "12b-1 or Service Fees" of each portfolio at an aggregate of 0.35% of its average daily net assets.



(8) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

                           First $500 Million                 1.00%
                           Next $500 Million                  0.95%
                           Over $1 Billion                    0.90%

(9) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

                           First $250 Million                 1.50%
                           Next $250 Million                  1.20%
                           Over $500 Million                  1.10%

(10) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

                           First $250 Million                 0.90%
                           Next $250 Million                  0.85%
                           Over $500 Million                  0.80%



(11)Van Eck may, from time to time, waive the management fee and/or agree to pay some or all expenses of the Funds. This arrangement may be discontinued at any time. Without this reimbursement in 2001, the Hard Assets Fund would have had total expenses of 1.18%.

(12) Levco voluntarily has undertaken to limit expenses of the fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions and extraordinary expenses) to 1.10% of its average net assets. Such arrangements typically take the form of either a reimbursement of expenses or a fee waiver by the investment adviser. Without this reimbursement in 2001, the Levco Equity Value Fund would have had total expenses of 1.53%. The investment adviser has reserved the right to discontinue this arrangement at any time.


EXAMPLES(1)

If You surrender or annuitize Your contract at the end of the applicable time period, You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                           ONE           THREE          FIVE            TEN
                                                          YEAR           YEARS          YEARS           YEARS

VIP Money Market Portfolio                                   82           102             124            211
VIP High Income Portfolio                                    86           115             146            256
VIP Equity-Income Portfolio                                  85           111             140            243
VIP Growth Portfolio                                         86           114             145            254
VIP Overseas Portfolio                                       88           121             157            277
VIP MidCap Portfolio                                         86           114             145            253
VIP Asset Manager Portfolio                                  85           113             143            249
VIP Investment Grade Bond Portfolio                          84           110             138            238
VIP Contrafund(R)Portfolio                                   86           114             145            253
VIP Asset Manager:  Growth Portfolio                         86           116             147            258
VIP Index 500 Portfolio                                      82           102             124            211
VIP Growth & Income Portfolio                                85           111             140            243
VIP Balanced Portfolio                                       85           111             139            242
VIP Growth Opportunities Portfolio                           86           114             145            254
American Century VP Capital Appreciation Portfolio           89           124             161            285
American Century VP Value Portfolio                          89           124             161            285
American Century VP Balanced Portfolio                       88           121             156            275
American Century VP International Portfolio                  94           139             186            333
American Century VP Income & Growth Portfolio                86           115             146            255
MFS VIT Emerging Growth Series                               88           120             155            272
MFS VIT Research Series                                      88           121             156            275
MFS VIT Investors Trust Series                               88           121             156            275
MFS VIT New Discovery Series                                 90           126             166            294
Lord Abbett VC Growth and Income Portfolio                   86           115             147            257
Lord Abbett VC Mid-Cap Portfolio                             87           119             154            270
Lord Abbett VC International Portfolio                       90           127             166            295
Alger American Small Capitalization Portfolio                88           121             157            277
Alger American MidCap Growth Portfolio                       88           120             155            273
Alger American Growth Portfolio                              87           118             152            266
Alger American Leveraged AllCap Portfolio                    88           121             157            277
Van Eck Worldwide Hard Assets                                90           128             169            300
LEVCO Equity Value Fund                                      90           127             166            295
INVESCO VIF - Financial Services Fund                        90           126             165            292
INVESCO VIF - Health Sciences Fund                           90           125             164            291

(1) The contract maintenance charge is an annual $ 33 charge per contract. It is deducted proportionally from the Investment Divisions in use at the time of the charge. The contract maintenance charge has been reflected in the examples by a method intended to show the "average" impact of the contract maintenance charge on an investment in the Separate Account. The contract maintenance charge is deducted only when the accumulated value is less than $50,000. In the example, the contract maintenance charge is approximated as a 0.11% annual asset charge based on the experience of the contracts.


If You do not surrender Your contract, You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                            ONE         THREE            FIVE           TEN
                                                           YEAR         YEARS           YEARS          YEARS

VIP Money Market Portfolio                                   19            57              97            211
VIP High Income Portfolio                                    23            70             119            256
VIP Equity-Income Portfolio                                  22            66             113            243
VIP Growth Portfolio                                         23            69             118            254
VIP Overseas Portfolio                                       25            76             130            277
VIP MidCap Portfolio                                         23            69             118            253
VIP Asset Manager Portfolio                                  22            68             116            249
VIP Investment Grade Bond Portfolio                          21            65             111            238
VIP Contrafund(R)Portfolio(3)                                23            69             118            253
VIP Asset Manager:  Growth Portfolio                         23            71             120            258
VIP Index 500 Portfolio                                      19            57              97            211
VIP Growth & Income Portfolio                                22            66             113            243
VIP Balanced Portfolio                                       22            66             112            242
VIP Growth Opportunities Portfolio                           23            69             118            254
American Century VP Capital Appreciation Portfolio           26            79             134            285
American Century VP Value Portfolio                          26            79             134            285
American Century VP Balanced Portfolio                       25            76             129            275
American Century VP International Portfolio                  31            94             159            333
American Century VP Income & Growth Portfolio                23            70             119            255
MFS VIT Emerging Growth Series                               25            75             128            272
MFS VIT Research Series                                      25            76             129            275
MFS VIT Investors Trust Series                               25            76             129            275
MFS VIT New Discovery Series                                 27            81             139            294
Lord Abbett VC Growth and Income Portfolio                   23            70             120            257
Lord Abbett VC Mid-Cap Portfolio`                            24            74             127            270
Lord Abbett VC International Portfolio                       27            82             139            295
Alger American Small Capitalization Portfolio                25            76             130            277
Alger American MidCap Growth Portfolio                       25            75             128            273
Alger American Growth Portfolio                              24            73             125            266
Alger American Leveraged AllCap Portfolio                    25            76             130            277
Van Eck Worldwide Hard Assets                                27            83             142            300
LEVCO Equity Value Fund                                      27            82             139            295
INVESCO VIF - Financial Services Fund                        27            81             138            292
INVESCO VIF - Health Sciences Fund                           27            80             137            291

The examples are based on actual expenses for 2001 except as noted in footnote
(7) in the Table of "Portfolio Annual Expenses" for the Lord Abbett VC Mid-Cap Portfolio and the Lord Abbett VC International Portfolio. Actual expenses reflected are net of any fee waivers or expense reimbursements.


The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical; past or future annual returns may be greater or lesser than the assumed amount. These examples reflect the $33 contract maintenance charge as an annual charge of 0.11% of assets based on an average cash value of $29,000..

Additional Information About Variable Annuity
Your "Free Look" Right

You have a right to examine the contract and return it to Us. Your request must be postmarked no later than 10 days after You receive Your contract. During the "free look" period Your premium will be allocated to the VIP Money Market Investment Division.


(See "Free Look" on page 28 for more details.)


Transfers

You may transfer Your contract value among the investment divisions and between the General Account and the investment divisions before the maturity date. We require minimum amounts, usually $200, for each transfer. Transfers are not permitted before the end of the "free look" period or after annuity payments begin.


Currently, We do not charge for making transfers. However, We reserve the right to assess a $25 administrative charge after the 4th transfer in a contract year. Transfer requests received before the New York Stock Exchange closes will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day". For limitations on transfers to and from the General Account, see "The General Account" on page 36.

Financial Information

Condensed financial information for the Separate Account begins at page 57 of this prospectus. Our financial statements, and full financial statements for the Separate Account, are in the Statement of Additional Information.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at our Principal Office at:


                     Midland National Life Insurance Company


                         4601 Westown Parkway, Suite 300

                            West Des Moines, IA 50266

                                 1-877-586-0240.



You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.


The procedures We follow for transactions initiated by telephone include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the insured, or other identifying information. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Principal Office. You bear those risks. Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should make Your correspondence and transaction request in writing.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact our Principal Office for additional information that may be applicable to your state.


SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its Investment Divisions


The "Separate Account" is Our Separate Account C, established under the insurance laws of the State of South Dakota in March, 1991. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment policies. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the Funds. You may allocate part or all of Your net premiums to any 10 of the 34 investment divisions of Our Separate Account at any one time.

The Funds

Each of the 34 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:

1.  Fidelity's Variable Insurance Products Fund,
2.  American Century Variable Portfolios, Inc.,
3.  MFS(R)Variable Insurance Trusts,
4.  Lord Abbett's Series Fund, Inc.,
5.  Alger American Fund,
6.  Alger American Fund
7.  Van Eck Global Worldwide Insurance Trust
8.  LEVCO Series Trust, and
9.  INVESCO Variable Investment Funds, Inc.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the Funds' Statements of Additional Information. You should read the Funds' prospectuses carefully before allocating or transferring money to any portfolio.

We may from time to time receive revenue from the Funds and/or from their managers. The amounts of the revenue, if any, may be substantial and may vary from portfolio to portfolio and may be based on the amount of Our investments in the Funds. Currently these revenues range from 0.10% to 0.25% of Midland's investment in the Funds.


Investment Policies Of The Funds' Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

Portfolio                                                 Objective

VIP Money Market Portfolio                                Seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S.
                                                          dollar-denominated money market securities.

VIP High Income Portfolio                                 Seeks a high level of current income by investing primarily in income-producing debt securities while also considering growth of capital. Policy owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace.

VIP Equity-Income Portfolio                               Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the investment manager will consider the potential for capital appreciation. The
                                                          Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite
                                                          Index of 500 Stocks.
VIP Growth Portfolio                                      Seeks capital appreciation by investing in common stocks. The adviser invests the fund's assets in companies the adviser believes have above-average growth potential.

VIP Mid Cap Portfolio                                     Seeks long term growth of capital.

VIP Overseas Portfolio                                    Seeks long-term growth of capital, primarily through investments in foreign securities.


VIP Asset Manager Portfolio                               Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.

VIP Investment Grade Bond Portfolio                       Seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.

VIP Contrafund(R) Portfolio                               Seeks to achieve capital appreciation over the long term by investing in common stocks and securities of companies whose value the manager believes is not fully recognized by the public.

VIP Asset Manager: Growth Portfolio                       Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP    Index 500 Portfolio                                Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's
                                                          Composite Index of 500 Stocks.

VIP Growth & Income Portfolio                             Seeks high total return, combining current income and capital appreciation. Invests mainly in stocks that pay current dividends and show potential for capital appreciation.

VIP Balanced Portfolio                                    Seeks both income and growth of capital. When the investment manager's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least
                                                          25% of the fund's assets in fixed-income senior securities.

VIP     Growth Opportunities Portfolio                    Seeks capital growth by investing primarily in common stocks.
                                                          Although the fund invests primarily in common stocks, it has the ability to purchase other securities, including bonds, which may be lower-quality debt securities.

American Century VP Capital Appreciation Portfolio        Seeks capital growth by investing primarily in common stocks that management considers to have better-than-average prospects for appreciation.

American Century VP Value Portfolio                       Seeks long-term capital growth with income as a secondary objective.
                                                          Invests primarily in equity securities of well-established companies that management believes to be under-valued.

American Century VP Balanced Portfolio                    Seeks capital growth and current income. Invests approximately 60 percent of its assets in common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.
American Century VP International Portfolio               Seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation

American Century VP Income & Growth Portfolio             Seeks dividend growth, current income and capital appreciation.  The
                                                          Portfolio will seek to achieve its investment objective by investing in common stocks
MFS VIT Emerging Growth Series                            Seeks to provide long-term growth of capital.


MFS VIT Research Series                                   Seeks to provide long-term growth of capital and future income.

MFS VIT Investors Trust Series                            Seeks mainly to provide long-term
                                                          growth of capital and secondarily to provide reasonable current income.

MFS VIT New Discovery Series                              Seeks capital appreciation

Lord Abbett VC Growth and Income Portfolio                Seeks long-term growth of capital and income without excessive fluctuation in market value

Lord Abbett VC Mid-Cap Value Portfolio                    Seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace

Lord Abbett VC International Portfolio                    Seeks long-term capital appreciation. Invests primarily in equity securities of non-U.S. issuers.

Alger American Small Capitalization Portfolio             Seeks long-term capital appreciation. It focuses on small, fast growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in equity securities of small capitalization companies.
                                                          A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600
                                                          Index.

Alger American MidCap Growth Portfolio                    Seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Alger American Growth Portfolio                           Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American Leveraged AllCap Portfolio                 Seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Van Eck Worldwide Hard Assets Fund                        Seeks long-term capital appreciation by investing primarily in "hard asset securities."  Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.

LEVCO Equity Value Fund                                   Seeks long-term growth of capital by normally investing at least 85%
                                                          of its total assets in common stocks and other securities having equity characteristics, in issuers with market capitalizations of greater than $2 billion.

INVESCO VIF-Financial Services Fund                       Seeks to make an investment grow by aggressive management.  The Fund invests primarily in equity securities of companies involved in the financial services sector.

INVESCO VIF-Health Sciences Fund                          Seeks to make an investment grow by aggressive management.  The Fund invests primarily in equity securities of companies that develop, produce, or distribute products or services related to health care.

Fidelity Management & Research Company manages the VIP portfolios. American Century Investment Management, Inc. manages the American Century VP portfolios. MFS(R)Services Company manages the MFS Variable Insurance Trusts. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. Fred Alger Management, Inc. manages the Alger American Fund. Van Eck Global manages the Van Eck Global Worldwide Insurance Trust. John A. Levin & Co., Inc. manages the LEVCO Series Trust. INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc

The Funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the Funds for mixed and shared funding. The Funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under these contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the Funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate Separate Account C. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

o add investment divisions to, or remove investment divisions from Our Separate Account;

o    combine two or more divisions within Our Separate Account;

o withdraw assets relating to Our variable annuities from one investment division and put them into another;

o eliminate a portfolio's shares and substitute shares of another portfolio of the Funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of Separate Account C's purposes;

o end the registration of Our Separate Account under the Investment Company Act of 1940;

o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);

o disregard instructions from contract Owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisers or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made.


If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our General Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your premiums are allocated.


DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract


To buy a contract, You must send Us an application form and an initial premium payment of at least $2,000. If You enroll in a bank draft investment program or payroll deduction plan for a qualified contract and the monthly premium is at least $100, then the initial premium amount can be lower. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50, may then be made by check or money order payable to Midland and mailed to the Principal Office.


If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium payment until the application is complete. Your initial premium payment will be allocated to the VIP Money Market Investment Division as of the business day We receive it or We accept Your application, whichever is later. Each premium received after the "Free Look" period will be allocated to Our Separate Account or General Account on the day of receipt.

Free Look


You have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep it or cancel it. If You want to cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return the greater of:


(1) the premium paid, or

(2) the contract value plus the sum of all charges deducted from the contract value.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The contract value will reflect both the positive and negative investment performance of the investment divisions chosen by you in the policy application.


Allocation of Premiums

We allocate Your entire contract value to the VIP Money Market Investment Division during the "Free Look" period. You will specify Your desired premium allocation on the contract's application form. Transfer requests received during the free look period will be processed as of the date of reallocation. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. You may not allocate Your contract value to more than 10 investment divisions of Our Separate Account at any point in time. In certain states, allocations to and transfers to and from the General Account are not permitted.

Changing Your Premium Allocation Percentages


You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will affect transactions as of the date We receive Your request at Our Principal Office. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 30).

Transfers of Contract Value

You may generally transfer amounts among the investment divisions and between the General Account and any investment division before the maturity date. Write to Our Principal Office to make a transfer of contract value. Currently, You may make an unlimited number of transfers of contract value in each contract year. But We reserve the right to assess a $25 charge after the 4th transfer in a contract year.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Requests received before the New York Stock Exchange closes will take effect on the same day if that day is a Business Day. Otherwise, the request will take effect on the Business Day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day". For limitations on transfers to and from the General Account, see "The General Account" on page 36.


After the maturity date, You can only make one transfer per contract year and only among the investment divisions. The contracts are first and foremost annuity contracts, designed for retirement of other long-term financial planning, and are not designed for or appropriate for market timers or other persons that Us programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying portfolio and harmful to other contract owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in Our judgment, it has the potential to adversely affect an underlying portfolio or other contract owners or if an underlying portfolio objects to or would reject Our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular contract owners who, in Our view, have abused or appear likely to abuse the transfer privilege.


Market Timing and Excessive Trading Limits

The contracts are designed for long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying portfolio and harmful to other contract owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in Our judgement, it has the potential to adversely affect an underlying portfolio or other contract owners or if an underlying portfolio objects to or would reject Our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular contract owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other contract owners.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request forms and there must be a sufficient amount in the DCA source account. DCA is only available if the amount in the DCA source account is at least $2,400 at the time DCA is to begin. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The election will specify:


1)   the DCA source account from which transfers will be made,

2) that any money received with the form is to be placed into the DCA source account,

3) the total monthly amount to be transferred to the other investment divisions, and

4)   how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the first contract month which occurs at least 30 days after the day the request is received.

DCA will last until the total monies allocated for DCA are exhausted or until or until We receive Your written termination request. DCA automatically terminates on the maturity date. We reserve the right to end the DCA program by sending You one month's notice.


We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program, which only extends for fewer than 12 months, will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 4th one in any contract year.


Withdrawals

You may withdraw all or part of Your cash surrender value by sending Us a written request. The cash surrender value is the contract value minus the contract maintenance charge and any applicable contingent deferred sales charges. (Withdrawals may be restricted by a retirement arrangement under which You are covered.) Partial withdrawals from an investment division or the General Account, however, must be made in amounts of $500 or more and cannot reduce Your contract value to less than $1,000. If a withdrawal results in less than $1,000 remaining, then the entire contract value must be withdrawn.


Any applicable contingent deferred sales charge and any required tax withholding will be deducted from the amount paid. In addition, upon full withdrawal a contract maintenance charge is also subtracted. Requests received before the New York Stock Exchange closes will take effect on the same day if that day is a Business Day. Otherwise, the request will take effect on the Business Day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day". We will generally pay the withdrawal amount from the Separate Account within seven days after We receive a properly completed withdrawal request. We may defer payment for a longer period only when:


o    trading on the New York Stock Exchange is restricted as defined by the SEC;

o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

o for such other periods as the SEC may by order permit for the protection of owners.

We expect to pay the withdrawal amount from the General Account promptly, but We have the right to delay payment for up to six months. Unless You specify otherwise, Your withdrawal will be allocated among all investment divisions and the General Account in the same proportion as Your contract value bears to each investment division and the General Account. This allocation is subject to minimum amount requirements. The contingent deferred sales charge will be determined without reference to the source of the withdrawal. The charge will be based on the contract year and withdrawals. (See "CHARGES, FEES AND DEDUCTIONS" on page 37.) A withdrawal will generally have Federal income tax consequences that can include tax penalties and tax withholding. You should consult Your tax advisor before making a withdrawal. (See "FEDERAL TAX STATUS" on page 39.) Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a withdrawal request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals and the Section 403(b) annuities that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a withdrawal. Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle. Withdrawals from Section 403(b) plans are also severely restricted. (See "FEDERAL TAX STATUS" on page 39.)

Loans

Prior to the maturity date, owners of contracts issued in connection with
Section 403(b) or Section 401 (k) qualified plans may request a loan using the contract as security for the loan. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.


Only one loan can be made within a 12 month period. The loan amount must be at least $2,000 and must not exceed the contract value minus any applicable contingent deferred sales charge minus any outstanding prior loans minus loan interest to the end of the next contract year.

The portion of the contract value that is equal to the loan amount will be held in the General Account and will earn interest at a rate of 3% per year. When a loan is requested, You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, then it will be allocated among all investment divisions and the General Account in the same proportion as the value of Your interest in each division bears to Your total contract value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the General Account.

We charge interest on loans at the rate of 5% per year. Loan interest is due on each contract anniversary. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the contract value minus any applicable contingent deferred sales charge, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice.


The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract. The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not receivedby the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under this contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under Internal Revenue Code section 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) or
Section 401 (k) programs. A loan issued in connection with a 401(k) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 401(k) account balance. The maximum loan amount may be lower if You currently have or have had a 401(k) loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under retirement plans subject to ERISA. ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax adviser before taking a loan. A loan has a permanent effect on the contract value because the investment experience of the investment divisions will apply only to the unborrowed portion of the contract value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% per year while the loan is outstanding, then the contract value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3% per year, then the contract value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2% per year.


Death Benefit


If the annuitant is an owner and dies before the maturity date, then the death benefit must be paid within 5 years of the annuitant's death (other than amounts payable to, or for the benefits of, the surviving spouse of the annuitant as the contingent owner). The value of the death benefit, as described below, will be determined on the business day following the date Our Principal Office receives:


(1) due proof of death and
(2) an election form of how the death benefit is to be paid.

Unless a payment option is selected within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum. In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

If the annuitant is not an owner and an owner dies before the maturity date, the contingent owner will become the owner. If no contingent owner has been named or is living, ownership will pass to the owner's estate. If the spouse is named as the contingent owner, then the contract will continue with the spouse now being the owner. If the surviving spouse has not been named as the contingent owner, then the contract value (not the death benefit) must be paid out within 5 years of the owner's death. If an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

Death Benefit on the Annuitant's Death Prior to the Maturity Date

The death benefit is only paid on the annuitant's death prior to the maturity date (not on the death of the owner unless the owner is also the annuitant). Any loan amount and loan accrued interest outstanding will reduce the death benefit proceeds. (See "Loans" on page 32.) The death benefit paid to the beneficiary will be the greatest of:

(a) The current contract value. For this purpose, the current contract value is the value on the business day We receive at Our Principal Office the latest of:

     (1)  due proof of death and

     (2) An election form of how the death proceeds are to be paid (or 90 days after We receive due proof of death, if no election form is received), or

(b) 100% of the total premium payments made to Your contract, reduced by any prior withdrawals.


Payment of Death Benefits

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

Your Contract Value

Your contract value is the sum of your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan). Your contract value reflects various charges. Transaction and sales charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily. We guarantee amounts allocated to the General Account. There is no guaranteed minimum contract value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your contract value to go up or down.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your contract value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate premiums, or transfer amounts to that division. Accumulation units are sold or redeemed when You make withdrawals or transfer amounts from an investment division, and to pay the death benefit when the annuitant dies. We also redeem units to pay for certain charges. We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the division's accumulation unit value at the end of that day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day.. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the Funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the Funds' expenses. The accumulation unit values also reflect the daily asset charge We make to Our Separate Account at an effective annual rate of 1.40%. Additional information on the accumulation unit values is contained in the Statement of Additional Information.

The General Account

You may allocate some or all of Your contract value to the General Account, subject to certain limitations described below. The General Account pays interest at a declared rate. We guarantee the principal after charges and deductions. The General Account supports Our insurance and annuity obligations. Certain states do not permit allocations and transfers to and from the General Account. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the General Account.

You may accumulate amounts in the General Account by:

o    allocating premiums,

o    transferring amounts from the investment divisions, or

o    earning interest on amounts You already have in the General Account.

Transfers, withdrawals and allocated deductions reduce this amount. $250,000 is the maximum amount that, over the contract's life, You can allocate to the General Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the General Account. The annual interest rate has a minimum guarantee of 3.0% per year. We may, at Our sole discretion, credit interest in excess of 3.0%. You assume the risk that interest credited may not exceed 3.0%. Currently, We intend to guarantee the interest rate for one year periods, starting at the beginning of each calendar year. Interest is compounded daily at an effective annual rate that equals the annual rate We declare.

You may transfer amounts among the investment divisions and between the General Account and any investment divisions. However, only 2 transfers are allowed from the General Account per contract year. The total amount transferred from the General Account in any contract year is limited to the larger of:

1. 25% of the amount in the General Account at the beginning of the contract year, or

2.   $25,000 (We reserve the right to lower this to $1,000).

These limits do not apply to transfers made in a Dollar Cost Averaging program that occurs over a time period of 12 or more months.

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

We may deduct a contingent deferred sales charge on a withdrawal of premiums (including a withdrawal to effect an annuity). This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the contingent deferred sales charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from the charge for the assumption of mortality and expense risks (described below). For the purpose of determining the contingent deferred sales charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any. There is no sales charge on the investment income withdrawn.

The amount of any sales charge depends upon the contract year of the withdrawal. Your first contract year begins on the contract date. A subsequent contract year begins on each anniversary of that date. Premium payments are considered withdrawn in the order that they were received.

The charge for each contract year is a percentage of the premiums and is as follows:

                                                  Contingent
                 Contract                       Deferred Sales
                   Year                             Charge

                      1                                7%
                      2                                6%
                      3                                5%
                      4                                4%
                      5                                3%
                      6                                2%
                7 and beyond                           0%

If You make a full surrender after the contract has been in force for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge. Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a contingent deferred sales charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free Withdrawal Amount.

Free Withdrawal Amount

After the first contract year, You may withdraw 10% of the total premiums paid without incurring a contingent deferred sales charge, if the withdrawal is the first in the contract year. The value of 10% of the total premiums paid is determined on the date of the requested withdrawal. The full 10% is available only if no other withdrawals have been taken during that contract year.

Administrative Charge

We deduct a daily charge for Our administrative expenses in operating the Separate Account at an effective annual rate of 0.15% of the value of the assets in the Separate Account. The investment divisions' accumulation unit values reflect this charge. We cannot increase this charge.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate of 1.25% of the value of the assets in the Separate Account. The investment divisions' accumulation unit values reflect this charge. We cannot increase this charge. We expect to profit from this charge. We may use this profit for any purpose including paying distribution expenses.

Contract Maintenance Charge

We deduct a contract maintenance charge of $33 on each contract anniversary on or before the maturity date. This charge is for Our recordkeeping and other expenses incurred in maintaining the contracts. We deduct this charge from each investment division and the General Account in the same proportion as the value of Your interest in each has to the total contract value. If the contract is surrendered during a contract year, then We will deduct the full contract maintenance charge for the current contract year at that time.

We may reduce the contract maintenance charge for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Transfer Charge

Currently, We do not charge You for making transfers of contract value among investment divisions. We reserve the right to assess a $25 charge after the 4th transfer in a contract year.


If We charge You for making a transfer, then We will allocate the charge to the investment divisions from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions, then a $12.50 transfer charge will be allocated to each of the investment divisions.

Charges In The Funds

The Funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary.

See the Funds' prospectuses for more information. Also see the "FEE TABLE" on page 14

FEDERAL TAX STATUS
Introduction
The following discussion is general and is not intended as tax advice.

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a contract. Any person concerned about these tax implications should consult a competent tax advisor before making a premium payment. This discussion is based upon Midland's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws. Certain additional tax consequences associated with a Contract are discussed in the Statement of Additional Information.


The qualified contracts are designed for use by individuals in connection with retirement plans which are intended to qualify for special income tax treatment under Sections 401, 403(a), 403(b) or 408 of the Internal Revenue Code (the "Code"). The ultimate effect of Federal income taxes on the contributions, contract value, on annuity payments and on the economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on Our tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract in connection with a tax qualified plan in order to receive favorable tax treatment. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan and/or to the participant may result if this contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the contract. With respect to qualified contracts an endorsement of the contract and/or limitations or penalties imposed by the Internal Revenue Code may impose limits on premiums, withdrawals, distributions or benefits, or on other provisions of the contracts. Some retirement plans are subject to distribution and other requirements that are not incorporated into Our contract administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of a contract. The following discussion assumes the qualified contracts are purchased in connection with retirement plans that qualify for special Federal income tax treatment described above.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (Treasury Department), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of Federal income tax to the contract owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract.


We intend that all Funds underlying the contracts will be managed in such a manner as to comply with these diversification requirements. In certain circumstances, owners of variable contracts may be considered the owners, for Federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the Separate Account assets would be included in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations, "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-owners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of Separate Account assets. For example, the owner has additional flexibility in allocating premium payments and contract values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, We do not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Taxation of Annuities in General

Nonqualified Contracts.

The following discussion assumes that the contract will qualify as an annuity contract for Federal income tax purposes. "Investment in the Contract" refers to premiums paid minus any prior withdrawals of premiums where prior withdrawals are treated as being earnings first.

Section 72 of the Code governs taxation of annuities in general. We believe that the owner generally is not taxed on increases in contract value until distribution occurs either in the form of a lump sum received by withdrawing all or part of the contract value (i.e., "withdrawals") or as annuity payments under the annuity income option elected. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of a contract who is not a natural person must include in income any increase in the excess of the owner's contract value over the owner's Investment in the Contract during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule that You may wish to discuss with Your tax counsel. The following discussion applies to contracts owned by natural persons. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is taxed as ordinary income. For this purpose, the absolute assignment, pledge, or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Generally, in the case of a withdrawal under a nonqualified contract, amounts received are first treated as taxable income to the extent that the contract value immediately before the withdrawal exceeds the Investment in the Contract at that time. Any additional amount is not taxable. Although the tax consequences may vary depending on the annuity income option elected under the contract, in general, only the portion of the annuity payment that represents the amount by which the contract value exceeds the Investment in the Contract will be taxed. For fixed annuity payments, in general, there is no tax on the amount of each payment which represents the same ratio that the Investment in the Contract bears to the total expected value of the annuity payment for the term of the payment; however, the remainder of each annuity payment is taxable. For variable annuity payments, in general, a specific dollar amount of each payment is not taxed. The dollar amount is determined by dividing the Investment in the Contract by the total number of expected periodic payments. The remainder of each annuity payment is taxable. Any distribution (as either fixed or variable payments) received after You have recovered the investment in the contract will be fully taxable. Amounts may be distributed from a contract because of the death of the owner or an annuitant. Generally, such amounts are included in the income of the recipient as follows:


(1) if distributed in a lump sum, they are taxed in the same manner as a withdrawal from the contract; or

(2) if distributed under a payment option, they are taxed in the same way as annuity payments.

For these purposes, the Investment in the Contract is not affected by an owner's or annuitant's death. That is, the Investment in the Contract remains the amount of any premiums paid which were not excluded from gross income. In the case of a distribution pursuant to a nonqualified contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:


(1)  made on or after the date on which the owner is actual age 59-1/2,

(2)  made as a result of death or disability of the owner, or

(3) received in substantially equal payments as a life annuity (subject to special "recapture" rules if the series of payments is subsequently modified).

Other tax penalties may apply to certain distributions under a Qualified
Contract.


Possible Changes in Taxation. In past years, legislation has been proposed from time to time that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).


Transfers, Assignments or Exchanges of a Contract. A transfer of a contract's ownership, the designation of an annuitant, payee or other beneficiary who is not also the owner, the selection of certain maturity dates or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer, assignment or exchange of a contract should contact a competent tax advisor with respect to the potential tax effects of such transaction.

Multiple Contracts

All nonqualified deferred annuity contracts entered into after October 12, 1988 that are issued by the same insurance company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in gross income under Code Section 72(a). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract.

Qualified Contracts


The rules governing the tax treatment of distributions under qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Generally, in the case of a distribution to a participant or beneficiary under a contract purchased in connection with these plans, only the portion of the payment in excess of the Investment in the Contract allocated to that payment is subject to tax. The Investment in the Contract equals the portion of premiums invested in the contract that were not excluded from Your gross income, and may be zero. In general, for allowed withdrawals, a ratable portion of the amount received is taxable, based on the ratio of the Investment in the Contract to the total contract value. The amount excluded from a taxpayer's income will be limited to an aggregate cap equal to the Investment in the Contract. The taxable portion of annuity payments is generally determined under the same rules applicable to nonqualified contracts. Adverse tax consequences may result from distributions prior to age 59-1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in certain other circumstances. For qualified plans under Section 401(a), 403(a), and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which You (or the plan participant) (i) reach age 70-1/2 or (ii) retire, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70-1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70-1/2. (Roth IRAs under Section 408A do not require distributions at any time prior to Your death.) Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

(1)  elective contributions made in years beginning after December 31, 1988;

(2)  earnings on those contributions; and

(3) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. Code sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount that may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of retirement plans may be placed into an Individual Retirement Annuity on a tax deferred basis. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Code section 401(a) allows employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant, or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments.

Our Income Taxes

The operations of Our Separate Account are included in Our Federal income tax return and We pay no tax on investment income and capital gains reflected in variable annuity contract reserves. However, the 1990 Tax Act requires a negative reserve, based on premiums, to be established. This reserve will cause Our taxable income to increase. We reserve the right to charge the Separate Account for this and any other such taxes in the future if the tax law changes and We incur additional Federal income taxes which are attributable to Our Separate Account. This charge will be set aside as a provision for taxes which We will keep in the investment divisions rather than in Our General Account. We anticipate that owners would benefit from any investment earnings that are not needed to maintain this provision. We may have to pay state and local taxes (in addition to applicable taxes based on premiums) in several states. At present, these taxes are not substantial. If they increase, however, then charges may be made for such taxes when they are attributable to Our Separate Account.

Withholding

Distributions from contracts generally are subject to withholding for Your Federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans, 403(a) and 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form, certain distributions of after-tax contributions and hardship distributions. If You choose a "direct rollover" from the plan to another tax-qualified plan, section 403(b), governmental 457 plan or IRA, then the 20% withholding does not apply. The Interest and Dividend Tax Compliance Act of 1983 requires recipients, including those who have elected out of withholding, to supply their Taxpayer Identification Number (Social Security Number) to payers of distributions for tax reporting purposes. Failure to furnish this number when required may result in the imposition of a tax penalty and will subject the distribution to the withholding requirements of the law described above.

MATURITY DATE

The maturity date is the contract anniversary nearest the annuitant's attained age 90 for nonqualified contracts and is the contract anniversary nearest the Annuitant's 70th birthday for qualified contracts. The maturity date differs based on the laws of the state in which this contract is delivered. You may elect a different maturity date by sending a written request to Us at least 31 days before the requested new maturity date. The requested maturity date must be a contract anniversary. The requested maturity date cannot be later than the annuitant's attained age 90 and cannot be earlier than the 10th contract anniversary. For qualified contracts the requested maturity date cannot be earlier than the annuitant's attained age 59-1/2 or five years from the contract date, whichever is later. In addition, for qualified contracts the maturity date cannot be later than April 1 of the calendar year immediately following the calendar year in which the annuitant attains the age of 70-1/2.

If You have not previously specified otherwise, then on the maturity date You may:

1. take the cash surrender value (in some states, the contract value) in one lump sum, or

2. convert the contract value into an annuity payable to the annuitant under one or more of the payment options described below.

SELECTING AN ANNUITY OPTION

You may apply the proceeds of a withdrawal to effect an annuity. Unless You choose otherwise, the amount of the proceeds from the General Account will be applied to a 10 year certain and life fixed payout and the amount of the proceeds from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states. Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.

The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payment may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time. Payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes

o    rules on the minimum amount We will pay under an option,

o minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

o the naming of people who are entitled to receive payment and their successors, and

o    the ways of proving age and survival.


You choose a payment option when You apply for a contract and may change it by writing to Our Principal Office.

Fixed Options

Payments under the fixed options are not affected by the investment experience of any investment division. The value as of the maturity date will be applied to the fixed option selected. Thereafter, interest or payments are fixed according to the options chosen. The following fixed options are available:


1. Proceeds Left at Interest: The money will stay on deposit with Us for a period that We agree upon. You will receive interest on the money at a declared interest rate.

2.   Installment Options: There are two ways that We pay installments:

     (a) Payment for a Specified Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

     (b) Payment of a Specified Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

3. Payment of Life Income: We will pay the money as monthly income for life. You may choose from 1 of 4 ways to receive the income. We will guarantee payments for:

     (a)  at least 5 years (called "5 Years Certain and Life")

     (b)  at least 10 years (called "10 Years Certain and Life");

     (c)  at least 20 years (called "20 Years Certain and Life"); or

     (d) payment only for life. With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

4. Annuity: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the fixed options at a rate of 2.75% a year. We may also credit interest under the fixed deposit options at a rate that is above the 2.75% guaranteed rate.

Variable Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed investment rate, then payments will decrease. We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be set at $10 on the first day there are contract transactions in Our Separate Account. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the daily asset charge We make at an effective annual rate of 1.40%. The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.


Additional information on the variable annuity payments is contained in the Statement of Additional Information that can be obtained by writing to Our Principal Office.

The following variable options are available:


1. Monthly Life Income Option: We will pay the money as monthly income for life. You may choose from 1 of 4ways to receive the income. We will guarantee payments for:

     (a)  at least 5 years (called "5 Years Certain and Life")

     (b)  at least 10 years (called "10 Years Certain and Life");


     (c)  at least 20 years (called "20 Years Certain and Life"); or

     (d) payment only for life. With a life only payment option, payments will only be made as long as the annuitant is alive. Therefore, if the payee dies after the first payment, only one payment will be made.

2. Annuity: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

Transfers after the Maturity Date

After the maturity date, one transfer per contract year may be made among the investment divisions. The transfer will take effect as of the date We receive Your request. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed from a fixed annuity option to a variable annuity option or vice versa.

ADDITIONAL INFORMATION

Tax-Free "Section 1035" Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

Midland National Life Insurance Company


We are Midland National Life Insurance Company, a stock life insurance company. Midland was organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our Principal Office address is:


                     Midland National Life Insurance Company


                         4601 Westown Parkway, Suite 300

                            West Des Moines, IA 50266

                                 1-877-586-0240.



Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Your Voting Rights As an Owner

Fund Voting Rights

We invest the assets of Our Separate Account divisions in shares of the Funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

o    to elect the Funds' Board of Directors,

o    to ratify the selection of independent auditors for the Funds,

o on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

o    to change the investment objectives and policies.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract. We will vote at shareholders meetings according to Your instructions.

The Funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The Funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then we may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your contract value has been invested. We determine Your voting shares in each division by dividing the amount of Your contract value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting. We count fractional shares.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment policies of its portfolios. We will advise You if We do.

Voting Privileges Of Participants In Other Companies

Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, the Funds' Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materiality impair its investment performance, then We will examine other investment options.

Our Reports to Owners

Shortly after the end of each contract year, We will send You a report that shows

o    Your contract value, and

o any transactions involving Your contract value that occurred during the year. Transactions include Your premium allocations, transfers and withdrawals made in that year.

These quarterly and annual statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by automatic checking account deductions or Civil Service Allotments). Confirmation notices will be sent to You for transfers of amounts between investment divisions and certain other contract transactions.

We will also send You semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the contract date shown on Your contract's information page. Each contract month begins on the same day in each contract month. The calendar days of 29, 30, and 31 are not used.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any contingent deferred sales charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as the contingent deferred sales charge. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales charge. The standard quotations of yield reflect the contract maintenance charge.


The VIP Money Market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The VIP Investment Grade Bond and the VIP High Income investment divisions may advertise a 30 day yield which reflects the income generated by an investment in the investment division over a 30 day period. Midland may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.


Your Beneficiary


You name Your beneficiary in Your contract application. The beneficiary is entitled to the insurance benefits of the contract. You may change the beneficiary during the annuitant's lifetime by writing to Our Principal Office. If no beneficiary is living when the annuitant dies, then We will pay the death benefit to the annuitant's estate.


Assigning Your Contract


You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

When We Pay Proceeds From This Contract

We will generally pay any death benefits, withdrawals, or loans within seven days after receiving the required form(s) at Our Principal Office. Death benefits are determined as of the date We receive due proof of death and the election of how the death benefit is to be paid.


We may delay payment for one or more of the following reasons:

1)   We cannot determine the amount of the payment because:

     a)   the New York Stock Exchange is closed,

     b)   trading in securities has been restricted by the SEC, or

     c)   the SEC has declared that an emergency exists,

2)   the SEC by order permits Us to delay payment to protect Our owners, or

3)   Your premium checks have not cleared Your bank.


Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.

We may defer payment of any withdrawal or surrender from the General Account, for up to 6 months after We receive Your request.

Sales Agreements

The contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are registered representatives of Sammons Securities Company, LLC, or broker-dealers who have entered into written sales agreements with Sammons Securities Company, LLC. Sammons Securities Company, the principal underwriter of the contracts, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life. The mailing address for Sammons Securities Company, LLC is

                                 4261 Park Road

                               Ann Arbor, MI 48103




We will pay agents a commission of up to 6.25% of premiums paid. We may sell Our contracts through broker-dealers registered with the SEC under the Securities Exchange Act of 1934 that enter into selling agreements with Us. The commission for broker-dealers will be no more than that described above.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

o    the administrative charge;

o    the contingent deferred sales charge;

o    the mortality and expense risk charge;

o revenues, if any, received from the underlying portfolios or their managers; and

o investment earnings on amounts allocated under contracts to the fixed account.

Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the Separate Account.

Pending regulatory approvals, We intend to distribute the contract in all states, except New York, and in certain possessions and territories.

Regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. This contract has been filed with and approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., may receive a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National Life will be paid into the employee's contract during the first year.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided advice regarding certain matters relating to federal securities laws. We are not involved in any material legal proceedings.

Experts

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in the registration statement. The address for PricewaterhouseCoopers LLP is:

IBM Park Building
Suite 1300
650 Third Avenue South
Minneapolis, MN 55402-4333

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. This Statement of Additional Information can be acquired by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Statement of Additional Information Toll Free number at 1-877-586-0240. The following is the Table of Contents for the Statement of Additional Information:

                                                           TABLE OF CONTENTS

                                                                                                                 Page

            THE CONTRACT

               Non-Participation..................................................................................3
               Misstatement of Age or Sex.........................................................................3
               Proof of Existence and Age.........................................................................3
               Assignment.........................................................................................3
               Annuity Data.......................................................................................3
               Incontestability...................................................................................3
               Ownership..........................................................................................3
               Entire Contract....................................................................................3
               Changes in the Contract............................................................................3
               Protection of Benefits.............................................................................3
               Accumulation Unit Value............................................................................3
               Annuity Payments...................................................................................4
            CALCULATION OF YIELDS AND TOTAL RETURNS

               VIP Money Market Investment Division Yield Calculation.............................................4
               Other Investment Division Yield Calculations.......................................................5
               Standard Total Return Calculations Assuming Surrender..............................................5
               Other Performance Data.............................................................................7
               Adjusted Historical Performance Data...............................................................9

            FEDERAL TAX MATTERS

               Tax Free Exchanges (1035) ........................................................................13
               Required Distributions............................................................................13
            DISTRIBUTION OF THE CONTRACT.........................................................................13
            SAFEKEEPING OF ACCOUNT ASSETS........................................................................14
            STATE REGULATION.....................................................................................14
            RECORDS AND REPORTS..................................................................................14
            LEGAL PROCEEDINGS....................................................................................14
            LEGAL MATTERS........................................................................................14
            EXPERTS..............................................................................................14
            OTHER INFORMATION....................................................................................14
            FINANCIAL STATEMENTS.................................................................................15



                         CONDENSED FINANCIAL INFORMATION

                       Accumulation                              Number of
                       Unit Value at      Accumulation         Accumulation
Investment             Beginning of       Unit Value at       Units at End of
Division                  Period          End of Period           Period

VIP Money Market

1993(1)                    10.00              10.02                  3,675
1994                       10.02              10.31                207,115
1995                       10.31              10.76                320,841
1996                       10.76              11.18                450,641
1997                       11.18              11.63                534,936
1998                       11.63              12.08              1,031,930
1999                       12.08              12.52              1,259,530
2000                       12.52              13.14                854,558
2001                       13.14              13.50              1,090,683



VIP High Income

1993(1)                    10.00              10.22                    268
1994                        10.2              29.93                 70,977
1995                        9.93              11.83                139,335
1996                       11.83              13.26                221,760
1997                       13.26              13.58                221,760
1998                       13.58              14.51                443,482
1999                       14.51              15.48                457,402
2000                       15.48              11.83                378,755
2001                       11.83              10.30                351,995



VIP Equity-Income

1993(1)                    10.00              10.16                  2,861
1994                       10.16              10.71                163,874
1995                       10.71              14.35                385,807
1996                       14.35              16.09                696,083
1997                       16.09              20.33                929,862
1998                       20.33              22.37              1,212,515
1999                       22.37              23.46              1,292,017
2000                       23.46              25.08              1,089,815
2001                       25.08              23.50              1,009,270



VIP Growth

1993                       10.00              10.09                  2,539
1994                       10.09               9.80                160,540
1995                        9.80              13.32                347,738
1996                       13.32              15.01                700,985
1997                       15.01              18.28                917,650
1998                       18.28              25.14              1,102,018
1999                       25.14              34.07              1,444,405
2000                       34.07              29.91              1,792,936
2001                       29.91              24.28              1,530,764

                       Accumulation                              Number of
                       Unit Value at      Accumulation         Accumulation
Investment             Beginning of       Unit Value at       Units at End of
Division                  Period          End of Period           Period

VIP Overseas

1993(1)                    10.00              10.40                  1,706
1994                       10.40              10.37                147,456
1995                       10.37              11.36                217,322
1996                       11.36              12.59                282,107
1997                       12.59              13.85                336,988
1998                       13.85              15.39                300,975
1999                       15.39              21.65                293,703
2000                       21.65              17.27                346,900
2001                       17.27              13.42                305,263



VIP MidCap

2000 (6)                   10.00               9.99                123,097
2001                        9.99               9.54                274,080


VIP Asset Manager

1993(1)                    10.00              10.48                 11,474
1994                       10.48               9.67                280,056
1995                        9.67              11.22                362,467
1996                       11.22              12.65                447,842
1997                       12.65              15.05                534,109
1998                       15.05              17.06                585,516
1999                       17.06              18.70                603,487
2000                       18.70              17.71                523,744
2001                       17.71              16.75                443,064




VIP Investment Grade Bond

1993(1)                    10.00              10.06                    124
1994                       10.06               9.52                 31,444
1995                        9.52              11.03                 52,431
1996                       11.03              11.22                 97,711
1997                       11.22              12.06                136,067
1998                       12.06              12.94                343,788
1999                       12.94              12.63                426,095
2000                       12.63              13.85                340,769
2001                       13.85              14.82                480,240



VIP Contrafund(R)

1995(2)                    10.00              11.84                 35,906
1996                       11.84              14.17                187,702
1997                       14.17              17.34                397,591
1998                       17.34              22.22                582,354
1999                       22.22              27.23                809,424
2000                       27.23              25.07                934,830
2001                       25.07              21.69                854,454

                       Accumulation                              Number of
                       Unit Value at      Accumulation         Accumulation
Investment             Beginning of       Unit Value at       Units at End of
Division                  Period          End of Period           Period

VIP Asset Manager: Growth

1995(2)                    10.00              11.48                 13,682
1996                       11.48              13.56                 71,781
1997                       13.56              16.72                176,790
1998                       16.72              19.38                255,206
1999                       19.38              22.03                308,652
2000                       22.03              19.02                299,570
2001                       19.02              17.36                254,141



VIP Index 500

1993(1)                    10.00              10.15                     22
1994                       10.15              10.11                 32,675
1995                       10.11              13.79                 71,305
1996                       13.79              16.57                256,789
1997                       16.57              21.67               497,7741
1998                       21.67              27.42                870,732
1999                       27.42              32.59              1,332,497
2000                       32.59              29.14              1,414,775
2001                       29.14              25.25              1,242,879



VIP Growth & Income

1997                       10.00              12.36                 54,877
1998                       12.36              15.79                301,273
1999                       15.79              17.00                533,307
2000                       17.00              16.16                557,245
2001                       16.16              14.54                521,679



VIP Balanced

1997(3)                    10.00              11.45                 39,701
1998                       11.45              13.28                146,152
1999                       13.28              13.70                266,510
2000                       13.70              12.92                275,343
2001                       12.92              12.54                269,866



VIP Growth Opportunities

1997(3)                    10.00              12.28                 75,926
1998                       12.28              15.08                320,588
1999                       15.08              15.51                499,339
2000                       15.51              12.68                483,155
2001                       12.68              10.70                410,847



American Century VP Capital Appreciation

1997(3)                    10.00              11.35                 13,870
1998                       11.35              10.94                 43,157
1999                       10.94              17.76                 56,765
2000                       17.76              19.09                219,731
2001                       19.09              13.54                205,838


American Century VP Value

1997(3)                    10.00              12.26                 44,666
1998                       12.26              12.66                141,481
1999                       12.66              12.39                140,385
2000                       12.39              14.43                151,155
2001                       14.43              16.05                257,059

                       Accumulation                              Number of
                       Unit Value at      Accumulation         Accumulation
Investment             Beginning of       Unit Value at       Units at End of
Division                  Period          End of Period           Period

American Century VP Balanced

1997(3)                    10.00              11.40                 13,519
1998                       11.40              13.01                 45,229
1999                       13.01              14.12                 60,982
2000                       14.12              13.56                 77,654
2001                       13.56              12.89                 96,137



American Century VP International

1997(3)                    10.00              10.93                 34,973
1998                       10.93              12.79                 91,430
1999                       12.79              20.70                137,562
2000                       20.70              16.98                280,155
2001                       16.98              11.85                257,976



American Century VP Income & Growth

1998(4)                    10.00              11.92                 12,172
1999                       11.92              13.88                 84,497
2000                       13.88              12.23                167,671
2001                       12.23              11.05                168,659



MFS VIT Emerging Growth

1998(4)                    10.00              12.56                 10,106
1999                       12.56              21.89                168,739
2000                       21.89              17.35                627,082
2001                       17.35              11.38                612,055



MFS VIT Research

1998(4)                    10.00              11.78                  9,782
1999                       11.78              14.41                106,941
2000                       14.41              13.52                216,734
2001                       13.52              10.50                243,679



MFS VIT Investors Trust

1998(4)                    10.00              11.54                  2,539
1999                       11.54              12.14                 55,568
2000                       12.14              11.96                 87,928
2001                       11.96               9.91                111,749



MFS VIT New Discovery

1998(4)                    10.00              12.89                     84
1999                       12.89              22.06                 22,846
2000                       22.06              21.32                181,758
2001                       21.32              19.96                196,868



Lord Abbett VC Growth and Income

1998(4)                    10.00              10.72                 14,051
1999                       10.72              13.19                 81,150
2000                       13.19              15.07                177,087
2001                       15.07              13.86                312,567



Lord Abbett VC Mid-Cap Value

1999 (5)                   10.00              10.28                  2,846
2000                       10.28              15.44                122,941
2001                       15.44              16.45                286,189

Lord Abbett VC International

1999 (5)                   10.00              12.87                    818
2000                       12.87               9.06                 26,139
2001                        9.06               6.56                 31,399

                       Accumulation                              Number of
                       Unit Value at      Accumulation         Accumulation
Investment             Beginning of       Unit Value at       Units at End of
Division                  Period          End of Period           Period

Alger American Growth Portfolio

2000(6)                    10.00               8.11                 21,814
2001                        8.11               7.05                194,922

Alger American Mid-Cap Growth Portfolio

2000 (6)                   10.00               8.69                 28,748
2001                        8.69               8.01                147,826


Alger American Leveraged All-Cap Portfolio

2000 (6)                   10.00               7.51                 56,253
2001                        7.51               6.22                293,506

Alger American SmallCap Portfolio

2000 (6)                   10.00               7.95                  1,874
2001                        7.95               5.52                 25,597



(1)         Period from 10/24/93 to 12/31/93
(2)         Period from 5/1/95 to 12/31/95
(3)         Period from 5/1/97 to 12/31/97
(4)         Period from 10/1/98 to 12/31/98
(5)         Period from 9/15/99 to 12/31/99
(6)         Period from 9/14/2000 to 12/29/2000

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                   Offered by

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

               (Through Midland National Life Separate Account C)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2002, by writing to Midland National Life Insurance Company, at Our principal office located at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Terms used in the current Prospectus for the Contract are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.


                                Dated May 1, 2002

                                TABLE OF CONTENTS


THE CONTRACT.................................................................4
   Non-Participation.........................................................4
   Misstatement of Age or Sex................................................4
   Proof of Existence and Age................................................4
   Assignment................................................................4
   Annuity Data..............................................................4
   Incontestability..........................................................4
   Ownership.................................................................4
   Entire Contract...........................................................4
   Changes in the Contract...................................................4
   Protection of Benefits....................................................4
   Accumulation Unit Value...................................................4
   Annuity Payments..........................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS......................................5
   VIP Money Market Investment Division Yield Calculation....................5
   Other Investment Division Yield Calculations..............................6
   Standard Total Return Calculations Assuming Surrender.....................6
   Other Performance Data...................................................10
   Adjusted Historical Performance Data.....................................13
FEDERAL TAX MATTERS.........................................................19
   Tax-Free Exchanges (Section 1035)........................................19
   Required Distributions...................................................19
DISTRIBUTION OF THE CONTRACT................................................19
SAFEKEEPING OF ACCOUNT ASSETS...............................................19
STATE REGULATION............................................................20
RECORDS AND REPORTS.........................................................20
LEGAL PROCEEDINGS...........................................................20
LEGAL MATTERS...............................................................20
EXPERTS.....................................................................20
OTHER INFORMATION...........................................................20
FINANCIAL STATEMENTS........................................................20

                                  THE CONTRACT

Non-Participation

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Midland.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any other payee has been misstated in the application, the Annuity payable under the Contract will be whatever the Contract Value of the Contract would purchase on the basis of the correct age or sex of the Annuitant and/or other payee, if any, on the date Annuity Payments begin. Any overpayment or underpayments by Midland as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the Contract, we may require proof of the existence and/or proof of the age of the Owner or Annuitant.

Assignment

No assignment of a Contract will be binding on Midland unless made in writing and sent to us at our Home Office. Midland is not responsible for the adequacy of any assignment. The Owner's rights and the interest of any Beneficiary not designated irrevocably will be subject to the rights of any assignee of record.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability

The Contract is incontestable after it has been in force, during the Annuitant's lifetime, for two years.

Ownership

Before the Annuitant's death, only the Owner will be entitled to the rights granted by the Contract or allowed by Midland under the Contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the Owner is an individual and dies before the Annuitant, the rights of the Owner belong to the estate of the Owner unless this Contract has been endorsed to provide otherwise.

Entire Contract

We have issued the Contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the Contract. The Policy Form with the application and any riders make the entire Contract. All statements made by or for the Annuitant are considered representations and not warranties. Midland will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the Contract when issued.

Changes in the Contract

Only Midland's President, a Vice President, the Secretary or an Assistant Secretary of our Company have the authority to make any change in the Contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland may not change or amend the Contract, except as expressly provided in the Contract, without the Owner's consent. However, we may change or amend the Contract if such change or amendment is necessary for the Contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the Contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine Accumulation Unit Values for the Investment Division of Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each Investment Division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day. We determine the net investment factor for each Investment Division every Business Day as follows:

     o First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

     o Then, We divide this amount by the value of the amounts in the Investment Division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).

     o Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038626% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

     o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Divisions.

The amount of each variable annuity payment will be affected by the investment performance of the Investment Divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each Investment Division by applying the value in the Investment Division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the Annuitant. The number of Annuity Units for each Investment Division is then calculated by dividing the first variable annuity payment for that Investment Division by the Investment Division's Annuity Unit Value as of the same date.

The dollar amount of each subsequent payment from an Investment Division is equal to the number of Annuity Units for that Investment Division times the Annuity Unit value for that Investment Division as of a uniformly applied date not more than ten business days before the annuity payment is due.

The payment made to the Annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each Investment Division.

The Annuity Unit Value for each Investment Division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

(1)  = the Annuity Unit Value for the preceding business day:

(2) = the net investment factor (as described above) for that division on that business day.

(3) = the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed once per Contract Year and will be made using the Annuity Unit Value for the Investment Divisions on the date the request for transfer is received. On the transfer date, the number of Annuity Units transferred from the Investment Division is multiplied by the Annuity Unit Value for that Investment Division to determine the value being transferred. This value is then transferred into the indicated Investment Division(s) by converting this value into Annuity Units of the proper Investment Division(s). The Annuity Units are determined by dividing the value being transferred into an Investment Division by the Annuity Unit value of the Investment Division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland is required to compute the VIP Money Market Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the VIP Money Market Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the VIP Money Market Investment Division of the Separate Account will be lower than the yield for the VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland to disclose the effective yield of the VIP Money Market Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


The yield on amounts held in the VIP Money Market Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The VIP Money Market Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any Contingent Deferred Sales Charge that may be applicable to a particular Contract. The annualized yield for the seven-day period ending 12/31/2001 was 0.54%

Other Investment Division Yield Calculations

Midland may from time to time disclose the current annualized yield of one or more of the Investment Divisions (except the Money Market Investment Division) for 30-day periods. The annualized yield of an Investment Division refers to income generated by the Investment Division over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


         YIELD = 2 [ (a - b + 1)6 - 1 ]
                      -----
                       cd



Where:    a    = net investment income earned during the period by the Fund (or substitute funding vehicle) attributable to shares owned by the Investment Division.

          b    = expenses accrued for the period (net of reimbursements).

          c = the average daily number of units outstanding during the period.

          d = the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Contingent Deferred Sales Charges that may be applicable to a particular Contract. Contingent Deferred Sales Charges range from 7% to 0% of the amount of Premium withdrawn depending on the elapsed time since the Contract was issued.

Because of the charges and deductions imposed by the Separate Account the yield of the Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any Investment Division.

Standard Total Return Calculations Assuming Surrender

Midland may from time to time also disclose average annual total returns for one or more of the Investment Divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P (1 + T)n = ERV


Where:    P    = a hypothetical initial payment of $1,000

          T    = average annual total return

          n    = number of years

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all Owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the Contract is surrendered will reflect the effect of Contingent Deferred Sales Charges that may be applicable to a particular period.

The following is the average annual total return information for the Investment Divisions of Separate Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable Contingent Deferred Sales Charge.

          Investment Division                                               Inception of the     1-Year Period       5-Year Period
                 with                                                      Investment Division      Ended                Ended
            Inception Date                                                    to 12/31/2001       12/31/2001          12/31/2001

VIP Money Market Portfolio(10/24/93)                                              3.62%              -4.40%               3.24%
VIP  Investment Grade Bond Portfolio(10/24/93)                                    4.81%              -1.03%               5.14%
VIP High Income Portfolio(10/24/93)                                               0.25%             -20.00%              -5.74%
VIP  Asset Manager Portfolio(10/24/93)                                            6.39%             -10.95%               5.20%
VIP  Index 500 Portfolio(10/24/93)                                               11.87%             -17.97%               8.27%
VIP Equity-Income Portfolio(10/24/93)                                            10.89%             -12.31%               7.32%
VIP Growth Portfolio(10/24/93)                                                   11.34%             -22.45%               9.58%
VIP Overseas Portfolio(10/24/93)                                                  3.55%             -29.05%               0.63%
VIP  Contrafund Portfolio(5/1/95)                                                12.20%             -17.75%               8.37%
VIP  Asset Manager: Growth Portfolio(5/1/95)                                      8.52%             -13.15%               4.48%
VIP  Balanced Portfolio(5/1/97)                                                   4.37%              -8.45%                 n/a
VIP  Growth & Income Portfolio(5/1/97)                                            7.80%             -14.99%                 n/a
VIP  Growth Opportunities Portfolio(5/1/97)                                       0.79%             -19.60%                 n/a
VIP Mid-Cap Portfolio(9/14/2000)                                                 -7.94%              -8.28%                 n/a
American Century VP Balanced Portfolio(5/1/97)                                    5.00%             -10.43%                 n/a
American Century VP Capital Appreciation Portfolio(5/1/97)                        6.14%             -30.79%                 n/a
American Century VP Value Portfolio(5/1/97)                                      10.15%               6.14%                 n/a
American Century VP International Portfolio(5/1/97)                               3.09%             -36.67%                 n/a
American Century VP Income & Growth Portfolio(10/1/1/98)                          1.95%             -14.43%                 n/a
MFS VIT Emerging Growth Series (10/1/98)                                          2.88%             -38.28%                 n/a
MFS VIT Research Series (10/1/98)                                                 0.31%             -25.77%                 n/a
MFS VIT Investors Trust Series (10/1/98)                                         -1.51%             -21.91%                 n/a
MFS VIT New Discovery Series (10/1/98)                                           22.56%              -7.69%                 n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)                            9.45%             -13.28%                 n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                                 23.14%               1.60%                 n/a
Lord Abbett VCC International Portfolio(10/1/99)                                -19.90%             -34.38%                 n/a
Alger American Small Capitalization Portfolio (9/14/2000)                       -41.68%             -31.02%                 n/a
Alger American MidCap Growth Portfolio (9/14/2000)                              -20.29%              -9.52%                 n/a
Alger American Growth Portfolio (9/14/2000)                                     -28.30%             -16.96%                 n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)                           -35.47%             -19.26%                 n/a


N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

Midland may from time to time also disclose average annual total returns in a format which assumes the Contract is kept in-force through the time period shown. Such returns will be identical to the format which assumes the Contract is surrendered except that the Contingent Deferred Sales Charge percentage will be assumed to be zero. The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

The following is the average annual total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the Contingent Deferred Sales Charges are set to zero.

          Investment Division                                     Inception of the            1-Year Period          5-Year Period
                 with                                            Investment Division             Ended                   Ended
            Inception Date                                          to 12/31/2001              12/31/2001             12/31/2001
VIP Money Market Portfolio(10/24/93)                                      3.62%                     2.60%              3.72%
VIP  Investment Grade Bond Portfolio(10/24/93)                            4.81%                     5.97%              5.58%
VIP High Income Portfolio(10/24/93)                                       0.25%                   -13.00%             -5.07%
VIP  Asset Manager Portfolio(10/24/93)                                    6.39%                    -3.95%              5.64%
VIP  Index 500 Portfolio(10/24/93)                                       11.87%                   -10.97%              8.66%
VIP Equity-Income Portfolio(10/24/93)                                    10.89%                    -5.31%              7.73%
VIP Growth Portfolio(10/24/93)                                           11.34%                   -15.45%              9.95%
VIP Overseas Portfolio(10/24/93)                                          3.55%                   -22.05%              1.15%
VIP  Contrafund Portfolio(5/1/95)                                        12.20%                   -10.75%              8.76%
VIP  Asset Manager: Growth Portfolio(5/1/95)                              8.52%                    -6.15%              4.93%
VIP  Balanced Portfolio(5/1/97)                                           4.86%                    -1.45%                n/a
VIP  Growth & Income Portfolio(5/1/97)                                    8.24%                    -7.99%                n/a
VIP  Growth Opportunities Portfolio(5/1/97)                               1.35%                   -12.60%                n/a
VIP Mid-Cap Portfolio(9/14/2000)                                         -3.70%                    -1.28%                n/a
American Century VP Balanced Portfolio(5/1/97)                            5.48%                    -3.43%                n/a
American Century VP Capital Appreciation Portfolio(5/1/97)                6.60%                   -23.79%                n/a
American Century VP Value Portfolio(5/1/97)                              10.55%                    13.14%                n/a
American Century VP International Portfolio(5/1/97)                       3.60%                   -29.67%                n/a
American Century VP Income & Growth Portfolio(10/1/1/98)                  2.98%                    -7.43%                n/a
MFS VIT Emerging Growth Series (10/1/98)                                  3.89%                   -31.28%                n/a
MFS VIT Research Series (10/1/98)                                         1.38%                   -18.77%                n/a
MFS VIT Investors Trust  Series (10/1/98)                                -0.39%                   -14.91%                n/a
MFS VIT New Discovery Series (10/1/98)                                   23.24%                    -0.69%                n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)                   10.33%                    -6.28%                n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                         24.67%                     8.60%                n/a
Lord Abbett VCC International Portfolio(10/1/99)                        -17.31%                   -27.38%                n/a
Alger American Small Capitalization Portfolio (9/14/2000)               -36.85%                   -24.02%                n/a
Alger American MidCap Growth Portfolio (9/14/2000)                      -15.87%                    -2.52%                n/a
Alger American Growth Portfolio (9/14/2000)                             -23.74%                    -9.96%                n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)                   -30.77%                   -12.26%                n/a

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

Other Performance Data

Midland may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the Contract is kept in-force assume that the Contingent Deferred Sales Charge percentage will be zero.

         CTR = [ERV/P] - 1


Where:    CTR  = the cumulative total return net of Investment Division recurring charges for the period.

          ERV = ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

          P    = an assumed initial payment of $1,000

The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

The following is the cumulative total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable contingent deferred sales charge.

          Investment Division                                       Inception of the           1-Year Period          5-Year Period
                 with                                              Investment Division            Ended                   Ended
            Inception Date                                            to 12/31/2001             12/31/2001             12/31/2001
VIP Money Market Portfolio(10/24/93)                                       33.79%                   -4.40%               17.28%
VIP  Investment Grade Bond Portfolio(10/24/93)                             46.90%                   -1.03%               28.48%
VIP High Income Portfolio(10/24/93)                                         2.07%                  -20.00%              -25.59%
VIP  Asset Manager Portfolio(10/24/93)                                     66.04%                  -10.95%               28.85%
VIP  Index 500 Portfolio(10/24/93)                                        150.49%                  -17.97%               48.78%
VIP Equity-Income Portfolio(10/24/93)                                     133.08%                  -12.31%               42.37%
VIP Growth Portfolio(10/24/93)                                            140.94%                  -22.45%               58.00%
VIP Overseas Portfolio(10/24/93)                                           33.05%                  -29.05%                3.19%
VIP  Contrafund Portfolio(5/1/95)                                         115.47%                  -17.75%               49.47%
VIP  Asset Manager: Growth Portfolio(5/1/95)                               72.50%                  -13.15%               24.50%
VIP  Balanced Portfolio(5/1/97)                                            22.10%                   -8.45%                  n/a
VIP  Growth & Income Portfolio(5/1/97)                                     42.02%                  -14.99%                  n/a
VIP  Growth Opportunities Portfolio(5/1/97)                                 3.76%                  -19.60%                  n/a
VIP Mid-Cap Portfolio(9/14/2000)                                          -10.17%                   -8.28%                  n/a
American Century VP Balanced Portfolio(5/1/97)                             25.58%                  -10.43%                  n/a
American Century VP Capital Appreciation Portfolio(5/1/97)                 32.07%                  -30.79%                  n/a
American Century VP Value Portfolio(5/1/97)                                57.02%                    6.14%                  n/a
American Century VP International Portfolio(5/1/97)                        15.25%                  -36.67%                  n/a
American Century VP Income & Growth Portfolio(10/1/1/98)                    6.55%                  -14.43%                  n/a
MFS VIT Emerging Growth Series (10/1/98)                                    9.79%                  -38.28%                  n/a
MFS VIT Research Series (10/1/98)                                           1.02%                  -25.77%                  n/a
MFS VIT Investors Trust Series (10/1/98)                                   -4.88%                  -21.91%                  n/a
MFS VIT New Discovery Series (10/1/98)                                     95.40%                   -7.69%                  n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)                     34.63%                  -13.28%                  n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                           59.71%                    1.60%                  n/a
Lord Abbett VCC International Portfolio(10/1/99)                          -39.29%                  -34.38%                  n/a
Alger American Small Capitalization Portfolio (9/14/2000)                 -50.28%                  -31.02%                  n/a
Alger American MidCap Growth Portfolio (9/14/2000)                        -25.46%                   -9.52%                  n/a
Alger American Growth Portfolio (9/14/2000)                               -35.02%                  -16.96%                  n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)                     -43.31%                  -19.26%                  n/a


N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

The following is the cumulative total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the Contingent Deferred Sales Charges are set to zero.

          Investment Division                                          Inception of the        1-Year Period        5-Year Period
                 with                                                 Investment Division         Ended                 Ended
            Inception Date                                               to 12/31/2001          12/31/2001           12/31/2001
VIP Money Market Portfolio(10/24/93)                                        33.79%                   2.60%                20.04%
VIP  Investment Grade Bond Portfolio(10/24/93)                              46.90%                   5.97%                31.19%
VIP High Income Portfolio(10/24/93)                                          2.07%                 -13.00%               -22.91%
VIP  Asset Manager Portfolio(10/24/93)                                      66.04%                  -3.95%                31.57%
VIP  Index 500 Portfolio(10/24/93)                                         150.49%                 -10.97%                51.48%
VIP Equity-Income Portfolio(10/24/93)                                      133.08%                  -5.31%                45.11%
VIP Growth Portfolio(10/24/93)                                             140.94%                 -15.45%                60.69%
VIP Overseas Portfolio(10/24/93)                                            33.05%                 -22.05%                 5.88%
VIP  Contrafund Portfolio(5/1/95)                                          115.47%                 -10.75%                52.18%
VIP  Asset Manager: Growth Portfolio(5/1/95)                                72.50%                  -6.15%                27.20%
VIP  Balanced Portfolio(5/1/97)                                             24.80%                  -1.45%                   n/a
VIP  Growth & Income Portfolio(5/1/97)                                      44.72%                  -7.99%                   n/a
VIP  Growth Opportunities Portfolio(5/1/97)                                  6.46%                 -12.60%                   n/a
VIP Mid-Cap Portfolio(9/14/2000)                                            -4.77%                  -1.28%                   n/a
American Century VP Balanced Portfolio(5/1/97)                              28.28%                  -3.43%                   n/a
American Century VP Capital Appreciation Portfolio(5/1/97)                  34.77%                 -23.79%                   n/a
American Century VP Value Portfolio(5/1/97)                                 59.72%                  13.14%                   n/a
American Century VP International Portfolio(5/1/97)                         17.95%                 -29.67%                   n/a
American Century VP Income & Growth Portfolio(10/1/1/98)                    10.15%                  -7.43%                   n/a
MFS VIT Emerging Growth Series (10/1/98)                                    13.39%                 -31.28%                   n/a
MFS VIT Research Series (10/1/98)                                            4.62%                 -18.77%                   n/a
MFS VIT Investors Trust  Series (10/1/98)                                   -1.28%                 -14.91%                   n/a
MFS VIT New Discovery Series (10/1/98)                                      99.00%                  -0.69%                   n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)                      38.23%                  -6.28%                   n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                            64.21%                   8.60%                   n/a
Lord Abbett VCC International Portfolio(10/1/99)                           -34.79%                 -27.38%                   n/a
Alger American Small Capitalization Portfolio (9/14/2000)                  -44.88%                 -24.02%                   n/a
Alger American MidCap Growth Portfolio (9/14/2000)                         -20.06%                  -2.52%                   n/a
Alger American Growth Portfolio (9/14/2000)                                -29.62%                  -9.96%                   n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)                      -37.91%                 -12.26%                   n/a

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown. .

Adjusted Historical Performance Data

Midland may also disclose adjusted historical performance data for an Investment Division for periods before the Investment Division commenced operations, based on the assumption that the Investment Division was in existence before it actually was, and that the Investment Division had been invested in a particular portfolio that was in existence prior to the Investment Division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the Investment Division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "Contract Charges" factor to reflect the charges imposed under the Contract. The Contract Charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $33 Contract Maintenance Charge. This additional amount is based on an average Contract Value of $29,000, so it is calculated as $33/$29,000, or 0.11% annually. The total of these three amounts is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the Investment Division. The Contract Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the Investment Division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred Sales Charge) and assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Charge).

The following is the average annual total return information based on the assumption that the Contract is surrendered at the end of the time period shown. The impact of any applicable Contingent Deferred Sales Charges is reflected in the returns. The returns assume that each of the Investment Divisions had been available to Midland National Life Separate Account C since the Portfolio Inception Date.

          Investment Division                                        Inception of the        10-Year Period           5-Year Period
            with Portfolio                                             Portfolio to              Ended                    Ended
            Inception Date                                              12/31/2001             12/31/2001              12/31/2001
VIP Money Market Portfolio(4/1/82)                                        4.94%                   3.32%                   3.24%
VIP  Investment Grade Bond Portfolio(12/5/88)                             6.16%                   5.29%                   5.14%
VIP High Income Portfolio(9/19/85)                                        5.32%                   3.67%                  -5.74%
VIP  Asset Manager Portfolio(9/6/89)                                      8.19%                   7.58%                   5.20%
VIP  Index 500 Portfolio(8/27/92)                                        11.68%                    #N/A                   8.27%
VIP Equity-Income Portfolio(10/9/86)                                     10.37%                  11.88%                   7.32%
VIP Growth Portfolio(10/9/86)                                            12.02%                  11.67%                   9.58%
VIP Overseas Portfolio(1/28/87)                                           4.49%                   4.27%                   0.63%
VIP  Contrafund Portfolio(1/3/95)                                        13.99%                    #N/A                   8.37%
VIP  Asset Manager: Growth Portfolio(1/3/95)                              8.95%                    #N/A                   4.48%
VIP  Balanced Portfolio(1/3/95)                                           6.86%                    #N/A                   5.12%
VIP  Growth & Income Portfolio(12/31/96)                                  7.92%                    #N/A                   7.82%
VIP  Growth Opportunities Portfolio(1/3/95)                               7.74%                    #N/A                   1.60%
VIP Mid-Cap Portfolio(12/28/98)                                          22.92%                    #N/A                    #N/A
American Century VP Balanced Portfolio(5/1/91)                            6.91%                   5.09%                   4.66%
American Century VP Capital Appreciation Portfolio(11/20/87)              6.70%                   3.51%                   1.99%
American Century VP Value Portfolio(5/1/96)                              10.67%                    #N/A                   9.72%
American Century VP International Portfolio(5/1/94)                       5.18%                    #N/A                   4.29%
American Century VP Income & Growth Portfolio(10/30/97)                   4.67%                    #N/A                    #N/A
MFS VIT Emerging Growth Series (7/24/95)                                 10.64%                    #N/A                   7.02%
MFS VIT Research Series (7/26/95)                                         8.46%                    #N/A                   4.56%
MFS VIT Investors Trust  Series (10/9/95)                                 9.01%                    #N/A                   5.21%
MFS VIT New Discovery Series (5/1/98)                                    12.11%                    #N/A                    #N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)                  12.34%                  12.39%                  10.08%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                         20.06%                    #N/A                    #N/A
Lord Abbett VCC International Portfolio(10/1/99)                        -17.72%                    #N/A                    #N/A
Alger American Small Capitalization Portfolio (9/21/88)                   9.90%                   3.16%                  -3.21%
Alger American MidCap Growth Portfolio (5/3/93)                          16.98%                    #N/A                  12.98%
Alger American Growth Portfolio (1/9/89)                                 14.81%                  13.23%                  11.28%
Alger American Leveraged AllCap Portfolio (1/25/95)                      20.90%                    #N/A                  14.19%




The following is the average annual total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

          Investment Division                                      Inception of the      10-Year Period         5-Year Period
            with Portfolio                                           Portfolio to            Ended                  Ended
            Inception Date                                            12/31/2001           12/31/2001            12/31/2001
VIP Money Market Portfolio(4/1/82)                                       4.94%               3.32%                3.72%
VIP  Investment Grade Bond Portfolio(12/5/88)                            6.16%               5.29%                5.58%
VIP High Income Portfolio(9/19/85)                                       5.32%               3.67%               -5.07%
VIP  Asset Manager Portfolio(9/6/89)                                     8.19%               7.58%                5.64%
VIP  Index 500 Portfolio(8/27/92)                                       11.68%                #N/A                8.66%
VIP Equity-Income Portfolio(10/9/86)                                    10.37%              11.88%                7.73%
VIP Growth Portfolio(10/9/86)                                           12.02%              11.67%                9.95%
VIP Overseas Portfolio(1/28/87)                                          4.49%               4.27%                1.15%
VIP  Contrafund Portfolio(1/3/95)                                       13.99%                #N/A                8.76%
VIP  Asset Manager: Growth Portfolio(1/3/95)                             8.95%                #N/A                4.93%
VIP  Balanced Portfolio(1/3/95)                                          6.86%                #N/A                5.56%
VIP  Growth & Income Portfolio(12/31/96)                                 8.18%                #N/A                8.22%
VIP  Growth Opportunities Portfolio(1/3/95)                              7.74%                #N/A                2.10%
VIP Mid-Cap Portfolio(12/28/98)                                         23.71%                #N/A                 #N/A
American Century VP Balanced Portfolio(5/1/91)                           6.91%               5.09%                5.11%
American Century VP Capital Appreciation Portfolio(11/20/87)             6.70%               3.51%                2.48%
American Century VP Value Portfolio(5/1/96)                             10.87%                #N/A               10.09%
American Century VP International Portfolio(5/1/94)                      5.18%                #N/A                4.74%
American Century VP Income & Growth Portfolio(10/30/97)                  5.23%                #N/A                 #N/A
MFS VIT Emerging Growth Series (7/24/95)                                10.64%                #N/A                7.43%
MFS VIT Research Series (7/26/95)                                        8.46%                #N/A                5.01%
MFS VIT Investors Trust  Series (10/9/95)                                9.01%                #N/A                5.65%
MFS VIT New Discovery Series (5/1/98)                                   12.82%                #N/A                 #N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)                 12.34%              12.39%               10.44%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                        21.59%                #N/A                 #N/A
Lord Abbett VCC International Portfolio(10/1/99)                       -15.24%                #N/A                 #N/A
Alger American Small Capitalization Portfolio (9/21/88)                  9.90%               3.16%               -2.61%
Alger American MidCap Growth Portfolio (5/3/93)                         16.98%                #N/A               13.31%
Alger American Growth Portfolio (1/9/89)                                14.81%              13.23%               11.63%
Alger American Leveraged AllCap Portfolio (1/25/95)                     20.90%                #N/A               14.51%



The following is the cumulative total return information based on the assumption that the contract is surrendered at the end of the time period shown. The impact of any applicable Contingent Deferred Sales Charges is reflected in the returns. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

          Investment Division                                        Inception of the        10-Year Period       5-Year Period
            with Portfolio                                             Portfolio to              Ended                Ended
            Inception Date                                              12/31/2001             12/31/2001          12/31/2001
VIP Money Market Portfolio(4/1/82)                                         159.35%                 38.63%            17.28%
VIP  Investment Grade Bond Portfolio(12/5/88)                              118.55%                 67.44%            28.48%
VIP High Income Portfolio(9/19/85)                                         132.69%                 43.39%           -25.59%
VIP  Asset Manager Portfolio(9/6/89)                                       163.87%                107.64%            28.85%
VIP  Index 500 Portfolio(8/27/92)                                          180.93%                   #N/A            48.78%
VIP Equity-Income Portfolio(10/9/86)                                       349.76%                207.27%            42.37%
VIP Growth Portfolio(10/9/86)                                              463.88%                201.55%            58.00%
VIP Overseas Portfolio(1/28/87)                                             92.69%                 51.91%             3.19%
VIP  Contrafund Portfolio(1/3/95)                                          149.98%                   #N/A            49.47%
VIP  Asset Manager: Growth Portfolio(1/3/95)                                82.17%                   #N/A            24.50%
VIP  Balanced Portfolio(1/3/95)                                             59.08%                   #N/A            28.36%
VIP  Growth & Income Portfolio(12/31/96)                                    46.42%                   #N/A            45.71%
VIP  Growth Opportunities Portfolio(1/3/95)                                 68.48%                   #N/A             8.26%
VIP Mid-Cap Portfolio(12/28/98)                                             86.14%                   #N/A              #N/A
American Century VP Balanced Portfolio(5/1/91)                             104.09%                 64.29%            25.58%
American Century VP Capital Appreciation Portfolio(11/20/87)               149.90%                 41.20%            10.35%
American Century VP Value Portfolio(5/1/96)                                 77.71%                   #N/A            59.01%
American Century VP International Portfolio(5/1/94)                         47.34%                   #N/A            23.37%
American Century VP Income & Growth Portfolio(10/30/97)                     20.98%                   #N/A              #N/A
MFS VIT Emerging Growth Series (7/24/95)                                    91.85%                   #N/A            40.39%
MFS VIT Research Series (7/26/95)                                           68.69%                   #N/A            24.98%
MFS VIT Investors Trust  Series (10/9/95)                                   71.21%                   #N/A            28.91%
MFS VIT New Discovery Series (5/1/98)                                       52.14%                   #N/A              #N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)                    307.00%                221.57%            61.64%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                            52.16%                   #N/A              #N/A
Lord Abbett VCC International Portfolio(10/1/99)                           -36.10%                   #N/A              #N/A
Alger American Small Capitalization Portfolio (9/21/88)                    250.47%                 36.49%           -15.05%
Alger American MidCap Growth Portfolio (5/3/93)                            289.43%                   #N/A            84.08%
Alger American Growth Portfolio (1/9/89)                                   500.83%                246.43%            70.64%
Alger American Leveraged AllCap Portfolio (1/25/95)                        273.07%                   #N/A            94.15%



The following is the cumulative total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

          Investment Division                                    Inception of the         10-Year Period           5-Year Period
            with Portfolio                                         Portfolio to               Ended                    Ended
            Inception Date                                          12/31/2001              12/31/2001              12/31/2001
VIP Money Market Portfolio(4/1/82)                                  159.35%                  38.63%                   20.04%
VIP  Investment Grade Bond Portfolio(12/5/88)                       118.55%                  67.44%                   31.19%
VIP High Income Portfolio(9/19/85)                                  132.69%                  43.39%                  -22.91%
VIP  Asset Manager Portfolio(9/6/89)                                163.87%                 107.64%                   31.57%
VIP  Index 500 Portfolio(8/27/92)                                   180.93%                    #N/A                   51.48%
VIP Equity-Income Portfolio(10/9/86)                                349.76%                 207.27%                   45.11%
VIP Growth Portfolio(10/9/86)                                       463.88%                 201.55%                   60.69%
VIP Overseas Portfolio(1/28/87)                                      92.69%                  51.91%                    5.88%
VIP  Contrafund Portfolio(1/3/95)                                   149.98%                    #N/A                   52.18%
VIP  Asset Manager: Growth Portfolio(1/3/95)                         82.17%                    #N/A                   27.20%
VIP  Balanced Portfolio(1/3/95)                                      59.08%                    #N/A                   31.07%
VIP  Growth & Income Portfolio(12/31/96)                             48.19%                    #N/A                   48.44%
VIP  Growth Opportunities Portfolio(1/3/95)                          68.48%                    #N/A                   10.95%
VIP Mid-Cap Portfolio(12/28/98)                                      89.77%                    #N/A                     #N/A
American Century VP Balanced Portfolio(5/1/91)                      104.09%                  64.29%                   28.30%
American Century VP Capital Appreciation Portfolio(11/20/87)        149.90%                  41.20%                   13.03%
American Century VP Value Portfolio(5/1/96)                          79.54%                    #N/A                   61.71%
American Century VP International Portfolio(5/1/94)                  47.34%                    #N/A                   26.06%
American Century VP Income & Growth Portfolio(10/30/97)              23.70%                    #N/A                     #N/A
MFS VIT Emerging Growth Series (7/24/95)                             91.85%                    #N/A                   43.10%
MFS VIT Research Series (7/26/95)                                    68.69%                    #N/A                   27.69%
MFS VIT Investors Trust  Series (10/9/95)                            71.21%                    #N/A                   31.63%
MFS VIT New Discovery Series (5/1/98)                                55.71%                    #N/A                     #N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)             307.00%                 221.57%                   64.30%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                     56.64%                    #N/A                     #N/A
Lord Abbett VCC International Portfolio(10/1/99)                    -31.59%                    #N/A                     #N/A
Alger American Small Capitalization Portfolio (9/21/88)             250.47%                  36.49%                  -12.39%
Alger American MidCap Growth Portfolio (5/3/93)                     289.43%                    #N/A                   86.78%
Alger American Growth Portfolio (1/9/89)                            500.83%                 246.43%                   73.34%
Alger American Leveraged AllCap Portfolio (1/25/95)                 273.07%                    #N/A                   96.89%




                               FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept "rollovers" from Contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA. The Company differentiates between nonqualified Contracts and IRAs to the extent necessary to comply with federal tax laws.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified Contract to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The Owner's "Designated Beneficiary" is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's Designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

                          DISTRIBUTION OF THE CONTRACT

Sammons Securities Company, LLC, the principal underwriter of the Contract, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Sammons Securities Company, LLC is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, the ultimate parent-company of Midland National Life. The address for Sammons Securities Company, LLC is as follows: 4261 Park Road, Ann Arbor, Michigan 48103.

The Contracts are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, that have entered into agreements with Sammons Securities Company, LLC. The offering of the Contracts is continuous and Sammons Securities Company, LLC does not anticipate discontinuing the offering of the Contracts. However, Sammons Securities Company, LLC does reserve the right to discontinue the offering of the Contracts. Midland will pay an underwriting commission to Sammons Securities Company, LLC equal to 0.625% of all Variable Annuity premiums.

The following table shows the aggregate dollar amount of underwriting commissions paid during the last three years.

                                           Underwriting
                 Year                       Commissions

                 1999                       $4,074,697
                 2000                       $4,128,697
                 2001                       $2,304,386

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the Investment Divisions.

                                STATE REGULATION

Midland is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the Contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland, Asbill & Brennan LLP, of Washington, D.C.

                                     EXPERTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

      PricewaterhouseCoopers LLP
      IBM Park Building, Suite 1300
      650 Third Avenue S.
      Minneapolis, MN  55402-4333

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of Separate Account C.

________________________________________________________________________________
                         Variable Annuity II Prospectus

                                   May 1, 2002


               Flexible Premium Deferred Variable Annuity Contract

                              (Variable Annuity II)

               issued by: Midland National Life Insurance Company

                through Midland National Life Separate Account C


Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

A Statement of Additional Information ("SAI") about the contract and Separate Account C is available by checking the appropriate box on the application form or by writing to Midland's Principal Office at: Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                                 1-877-586-0240

The SAI, dated May 1, 2002, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your policy fund to Our General Account and up to ten investment divisions. Each division invests in a specified mutual fund portfolio. You can choose among the following thirty-four investment divisions:

o VIP Money Market Portfolio                            o American Century VP International Portfolio
o VIP High Income Portfolio                             o American Century VP Income & Growth Portfolio
o VIP Equity-Income Portfolio                           o MFS VIT Emerging Growth Series
o VIP Growth Portfolio                                  o MFS VIT Research Series
o VIP Overseas Portfolio                                o MFS VIT Investors Trust Series
o VIP MidCap Portfolio                                  o MFS VIT New Discovery Series
o VIP Asset Manager Portfolio                           o Lord Abbett Series Fund, Inc. VC Growth & Income
                                                          Portfolio(hereinafter referred to as Lord Abbett VC Growth and Income Portfolio)
o VIP Investment Grade Bond Portfolio                   o Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                          Portfolio(hereinafter referred to as Lord Abbett VC
                                                          Mid-Cap Value Portfolio)
o VIP Contrafund(R)Portfolio                            o Lord Abbett Series Fund, Inc. International
                                                          Portfolio(hereinafter referred to as Lord Abbett VC
                                                          International Portfolio
o VIP Asset Manager: Growth Portfolio                   o Alger American Small Capitalization Portfolio
o VIP Index 500 Portfolio                               o Alger American MidCap Growth Portfolio
o VIP Growth & Income Portfolio                         o Alger American Growth Portfolio
o VIP Balanced Portfolio                                o Alger American Leveraged AllCap Portfolio
o VIP Growth Opportunities Portfolio                    o Van Eck Worldwide Hard Assets Fund
o American Century VP Capital Appreciation Portfolio    o LEVCO Equity Value Fund
o American Century VP Value Portfolio                   o INVESCO VIF-Financial Services Fund
o American Century VP Balanced Portfolio                o INVESCO VIF-Health Sciences Fund

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the federal deposit insurance corporation or any other agency.

This prospectus is valid only when accompanied by the Funds' current prospectuses.

You may allocate Your premiums to Our General Account and/or to up to 10 mutual fund Portfolios.

                                Table of Contents


Definitions..............................................................................................................10

SUMMARY.....................................................................................................................11
   Features of Variable Annuity II..........................................................................................12
   Investment Choices.......................................................................................................13
   Withdrawals..............................................................................................................15
   Charges Under the Contracts..............................................................................................15
   Suitability of the Contracts.............................................................................................17
   Fee Table................................................................................................................17
   PORTFOLIO ANNUAL EXPENSES(1).............................................................................................18
   Additional Information About Variable Annuity II.........................................................................23
   Inquiries And Correspondence.............................................................................................23
   State Variations.........................................................................................................24

SEPARATE ACCOUNT C AND THE FUNDS............................................................................................24
   Our Separate Account And Its Investment Divisions........................................................................24
   The Funds................................................................................................................25
   Investment Policies Of The Funds' Portfolios.............................................................................25
   We Own The Assets Of Our Separate Account................................................................................30
   Our Right To Change How We Operate Our Separate Account..................................................................30

DETAILED INFORMATION ABOUT THE CONTRACT.....................................................................................31
   Requirements for Issuance of a Contract..................................................................................31
   Free Look................................................................................................................32
   Allocation of Net Premiums...............................................................................................32
   Changing Your Premium Allocation Percentages.............................................................................33
   Transfers of Contract Value..............................................................................................33
   Market Timing and Excessive Trading Limits...............................................................................34
   Dollar Cost Averaging....................................................................................................34
   Portfolio Rebalancing....................................................................................................35
   Systematic Withdrawals...................................................................................................35
   Withdrawals..............................................................................................................36
   Loans....................................................................................................................38
   Death Benefit............................................................................................................39

Payment of Death Benefits...................................................................................................42
   Your Contract Value......................................................................................................42
   Amounts In Our Separate Account..........................................................................................42
   The General Account......................................................................................................43

CHARGES, FEES AND DEDUCTIONS................................................................................................44
   Sales Charges on Withdrawals.............................................................................................44
   Free Withdrawal Amount...................................................................................................46
   Administrative Charge....................................................................................................46
   Mortality and Expense Risk Charge........................................................................................46
   Contract Maintenance Charge..............................................................................................46
   Premium Taxes............................................................................................................46
   Other Taxes..............................................................................................................47
   Transfer Charge..........................................................................................................47
   Charges In The Funds.....................................................................................................47

FEDERAL TAX STATUS..........................................................................................................47
   Introduction.............................................................................................................47
   Diversification..........................................................................................................48
   Taxation of Annuities in General.........................................................................................49
   Our Income Taxes.........................................................................................................53
   Withholding..............................................................................................................53

MATURITY DATE...............................................................................................................54

SELECTING AN ANNUITY OPTION.................................................................................................54
   Fixed Options............................................................................................................55
   Variable Options.........................................................................................................56
   Transfers after the Maturity Date........................................................................................57

ADDITIONAL INFORMATION......................................................................................................57
   Tax-Free "Section 1035" Exchanges........................................................................................57
   Midland National Life Insurance Company..................................................................................57
   Your Voting Rights As an Owner...........................................................................................58
   Our Reports to Owners....................................................................................................59
   Contract Periods, Anniversaries..........................................................................................59
   Dividends................................................................................................................59
   Performance..............................................................................................................60
   Your Beneficiary.........................................................................................................60
   Assigning Your Contract..................................................................................................61
   When We Pay Proceeds From This Contract..................................................................................61
   Sales Agreements.........................................................................................................61
   Regulation...............................................................................................................63
   Discount for Employees of Sammons Enterprises, Inc.......................................................................63
   Legal Matters............................................................................................................63
   Financials...............................................................................................................63
   Statement of Additional Information......................................................................................64


CONDENSED FINANCIAL INFORMATION.............................................................................................66


Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Annuitant means the person, designated by the owner, upon whose life annuity payments are intended to be based on the maturity date.

Annuity Unit means the units in the Separate Account, after the maturity date that are used to determine the amount of the annuity payment.

Attained Age means the issue age plus the number of complete Contract Years since the Contract Date.

Beneficiary means the person or persons to whom the contract's death benefit is paid when the annuitant dies before the maturity date.


Business Day means any day the New York Stock Exchange is open. Our business day ends when the New York Stock Exchange closes for regular trading.

Cash Surrender Value means the contract value on the date of surrender minus the contract maintenance charge and any contingent deferred sales charge.

Contract Anniversary means the same month and day of the contract date in each year following the contract date.

Contract Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.


Contract Month means a month that starts on the same date as the contract date in each month.

Contract Value means the sum of the amounts You have in Our General Account and in the investment divisions of Our Separate Account C under Your in force contract.

Contract Year means a year that starts on the Contract Date or on each anniversary thereafter.

Death Benefit means the amount We will pay when We receive due proof of the death of the annuitant, prior to the maturity date and an election of how the death benefit is to be paid.


Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate Account C on the contract date or as later changed by Us.


In Force means the annuitant's life remains insured under the terms of the contract.

Investment Division means a division of Separate Account C which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the birthday nearest to the contract date.

Maturity Date means the date, specified in the contract, when annuity payments are to begin. The maturity date cannot be earlier than the 10th contract anniversary.

Net Premium means Your premium payment minus any premium tax charge.

Owner means the person who purchases an Individual Variable Annuity Contract and makes the premium payments. The owner has all rights in the contract before the maturity date, including the rights to make withdrawals or surrender the contract, to designate and change the beneficiaries who will receive the proceeds at the annuitant's death before the maturity date, to transfer funds among the investment divisions, and to designate a mode of settlement for the annuitant on the maturity date.


Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee.

Principal Office means where You write to Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                                 1-877-586-0240.


Separate Account means Our Separate Account C which receives and invests Your premiums under the contract.

SUMMARY

In this prospectus "We", "Our", and "Us" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant", because the annuitant and the owner might not be the same.

The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is in force.

Features of Variable Annuity II

The individual flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the contract value and payment of annuity payments on a fixed or variable basis. Variable payment options are not available in certain states. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for retirement plans that do not qualify for the special federal tax advantages available under the Internal Revenue Code (Non-Qualified Plans) and for retirement plans which do qualify for those tax advantages (Qualified Plans).

This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

The Variable Annuity II pays a death benefit when the annuitant dies before the maturity date if the contract is still in force. The death benefit is equal to the greater of (a) the contract value less any outstanding loan and loan interest, (b) net premiums paid less withdrawals, or (c) the guaranteed minimum death benefit.

Your Contract Value
Your contract value depends on:

o   the amount and frequency of premium payments,
o   the selected portfolio's investment experience,
o   interest earned on amounts allocated to the General Account,
o   withdrawals, and
o   charges and deductions.


You bear the investment risk under the Variable Annuity II (except for amounts in the General Account). There is no minimum guaranteed cash value with respect to any amounts allocated to the Separate Account. (See "Your Contract Value" on page 42.)

Flexible Premium Payments

You may pay premiums whenever You want and in whatever amount You want, within certain limits. We require an initial minimum premium of at least $2,000; other premium payments must be at least $50. (Currently, We waive the initial minimum premium requirement for certain qualified contracts enrolled in a bank draft investment program or payroll deduction plan.)

You will choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Investment Choices

You may allocate Your contract value to up to ten of the investment divisions of Our Separate Account. You may also allocate Your contract value to Our General Account, which pays interest at a declared rate.

Each of the Separate Account investment divisions invests in shares of a corresponding portfolio of one of the following "series" type mutual funds:

(1) Fidelity's Variable Insurance Products Fund (VIP) (2) American Century's Variable Portfolios, Inc., (3) MFS(R) Variable Insurance Trusts, (4) Lord Abbett's Series Fund, Inc., and (5) Alger American Fund, (6) Van Eck Global Worldwide Insurance Trust, (7) LEVCO Series Trust, and (8) INVESCO Variable Investment Funds, Inc. (VIF). The portfolios have different investment policies and objectives.

For a full description of the portfolios, see the Funds' prospectuses, which accompany this prospectus. (See The Funds on page 25.)

The investment divisions that invest in portfolios of Fidelity's Variable Insurance Products Fund are:

o   VIP Money Market Portfolio
o   VIP High Income Portfolio
o   VIP Equity-Income Portfolio
o   VIP Growth Portfolio
o   VIP Overseas Portfolio
o   VIP MidCap Portfolio
o   VIP Asset Manager Portfolio
o   VIP Investment Grade Bond Portfolio
o   VIP Contrafund(R) Portfolio
o   VIP Asset Manager: Growth Portfolio
o   VIP Index 500 Portfolio
o   VIP Growth & Income Portfolio
o   VIP Balanced Portfolio
o   VIP Growth Opportunities Portfolio

The investment divisions that invest in portfolios of the American Century Variable Portfolios, Inc. are:

o   VP Capital Appreciation Portfolio
o   VP Value Portfolio
o   VP Balanced Portfolio
o   VP International Portfolio
o   VP Income & Growth Portfolio

The investment divisions that invest in portfolios of the MFS(R) Variable Insurance Trusts are:

o   VIT Emerging Growth Series
o   VIT Research Series
o   VIT Investors Trust Series
o   VIT New Discovery Series

The investment divisions that invest in portfolios of the Lord Abbett Series Fund, Inc. are:

o   Lord Abbett VC Growth & Income Portfolio
o   Lord Abbett VC Mid-Cap Value Portfolio
o   Lord Abbett VC International Portfolio

The investment divisions that invest in portfolios of the Alger American Fund are:

o   Alger American Small Capitalization Portfolio
o   Alger American MidCap Growth Portfolio
o   Alger American Growth Portfolio
o   Alger American Leveraged AllCap Portfolio

The investment divisions that invest in portfolios of the Van Eck Global Worldwide Insurance Trust are:

o   Worldwide Hard Assets Fund

The investment divisions that invest in portfolios of the LEVCO Series Trust are:

o   LEVCO Equity Value Fund

The investment divisions that invest in portfolios of the INVESCO Variable Investment Funds, Inc. are:

o   VIF-Financial Services Fund
o   VIF-Health Sciences Fund

Each portfolio pays a different investment management or advisory fee and different operating expenses. The fees and expenses for the year ending December 31, 2001 are shown under the table of Portfolio Annual Expenses.

See "Investment Policies Of The Funds' Portfolios" on page 25, and "Charges In The Funds" on page 47.

Withdrawals

You may generally withdraw all or part of Your cash surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 35.) (Your retirement plan may restrict withdrawals.)

We may impose a contingent deferred sales charge on any withdrawal (including withdrawals to begin annuity payments), and upon full withdrawal We may also deduct a contract maintenance charge. The amount You request plus any contingent deferred sales charge will be deducted from Your contract value. Three years after the contract date, the contingent deferred sales charge will be waived upon the withdrawal of funds to effect a life annuity. You may take a withdrawal in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A withdrawal may have negative tax consequences, including a 10% tax penalty on certain withdrawals prior to age 59 1/2. Under nonqualified contracts, earnings, if any, are withdrawn first for tax purposes and are taxed as ordinary income. (See "Sales Charges on Withdrawals" on page 44, "FEDERAL TAX STATUS" on page 47, and "SELECTING AN ANNUITY OPTION" on page 54.) Withdrawals from contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Charges Under the Contracts
Sales Charge

Sales expenses are not deducted from premium payments. However, a contingent deferred sales charge may be assessed against contract values when they are withdrawn, including withdrawals to effect an annuity and systematic withdrawals. (See "Sales Charges on Withdrawals" on page 44.)

The length of time between the receipt of each premium payment and the withdrawal determines the contingent deferred sales charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all withdrawals will be made first from premium payments and then from other contract values. The charge is a percentage of the premiums withdrawn and is as follows:


            Length of Time                Contingent
         From Premium Payment           Deferred Sales
           (Number of Years)                Charge
                  0-1                          8%
                  1-2                          8%
                  2-3                          7%
                  3-4                          7%
                  4-5                          6%
                  5-6                          5%
                  6-7                          4%
                  7-8                          2%
               8 or more                       0%

No contingent deferred sales charge will be assessed upon:
(a) payment of death proceeds under the contract, or
(b) exercise of the free withdrawal privilege.


In addition, We will not assess a contingent deferred sales charge on either a full or partial withdrawal (subject to approval of the state insurance authorities) after the first contract anniversary if:

(a) Our Principal Office receives written proof that the owner is confined in a state licensed in-patient nursing facility for a total of 90 days, provided We receive Your withdrawal request before or within 90 days after discharge from such facilities; or

(b) a licensed physician provides a written statement to Us that the owner is expected to die within the next 12 months due to a non-correctable medical condition. The licensed physician cannot be the owner or part of the owner's immediate family. We reserve the right to have a physician of Our choice examine the owner.

Other conditions may apply to these waivers. Please refer to Your contract for details.


Withdrawals may be subject to tax consequences. (See "Withdrawals" on page 36 and "FEDERAL TAX STATUS" on page 47.)

Free Withdrawal Amount

You may make a withdrawal from Your contract value of up to 10% of the total premiums paid (as determined on the date of the requested withdrawal), minus any withdrawals made in the prior 12 months, without incurring a contingent deferred sales charge. (See "Free Withdrawal Amount" on page 46.)

Mortality and Expense Risk Charge


We deduct a 1.25% per annum charge against all contract values held in the Separate Account for assuming the mortality and expense risks under the contract. (See "Mortality and Expense Risk Charge" on page 46.)

Administration and Maintenance Fee

We deduct an administration charge of 0.15% per annum from all contract values held in the Separate Account. In addition, a maintenance charge of $35 is deducted annually from each contract. Currently, We waive the $35 annual maintenance charge for contracts with a value of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 44.)

Transfer Fee

There may be a $25 charge for each transfer in excess of 15 in any one contract year.

Premium Taxes

Midland will deduct from all premium payments the amount of any premium taxes levied by a state or any government entity. (See Premium Taxes on page 46).


Suitability of the Contracts

Because of the contingent deferred sales charge and other expenses, the contracts are not appropriate for short-term investment. The contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes.

Fee Table

This information is intended to assist You in understanding the various costs and expenses that You will bear. It reflects expenses of the Separate Account as well as the portfolios.

Contract Owner Transaction Expenses
    Sales Load Imposed on Purchases................................................................  None
    Transfer Fee (there is currently no charge for transfers.  We reserve the right to charge
    $25 for each transfer in excess of 15 in one contract year.....................................  $0 - $25
    Maximum Deferred Sales Load (as a percentage of premiums withdrawn)............................  8.00%
Annual Contract Maintenance Charge(1)..............................................................  $35.00
Separate Account Annual Expenses (as a percentage of average daily Contract Value)
    Mortality and Expense Risk.....................................................................  1.25%
    Administration Fees............................................................................  0.15%
    Total Separate Account Expenses................................................................  1.40%

PORTFOLIO ANNUAL EXPENSES(1)


(Expressed as a percentage of Portfolio average net assets after fee waivers after expense reimbursement but before any reductions for custodian and transfer agent expense offsets.)

                                                                                                        TOTAL
                                                           MANAGEMENT              OTHER               ANNUAL
                                                              FEES               EXPENSES            EXPENSES(2)

VIP Money Market Portfolio                                    0.18%                0.10%                0.28%
VIP High Income(3) Portfolio                                  0.58%                0.13%                0.71%
VIP Equity-Income(3) Portfolio                                0.48%                0.10%                0.58%
VIP Growth(3) Portfolio                                       0.58%                0.10%                0.68%
VIP Overseas(3) Portfolio                                     0.73%                0.19%                0.92%
VIP MidCap(3) Portfolio                                       0.58%                0.11%                0.69%
VIP Asset Manager(3) Portfolio                                0.53%                0.11%                0.64%
VIP Investment Grade Bond Portfolio                           0.43%                0.11%                0.54%
VIP Contrafund(R)(3) Portfolio                                0.58%                0.10%                0.68%
VIP Asset Manager: Growth(3) Portfolio                        0.58%                0.15%                0.73%
VIP Index 500(4) Portfolio                                    0.24%                0.04%                0.28%
VIP Growth & Income(3) Portfolio                              0.48%                0.10%                0.58%
VIP Balanced(3) Portfolio                                     0.43%                0.14%                0.57%
VIP Growth Opportunities(3) Portfolio                         0.58%                0.11%                0.69%
American Century VP Capital Appreciation(8) Portfolio         1.00%                0.00%                1.00%
American Century VP Value(8) Portfolio                        1.00%                0.00%                1.00%
American Century VP Balanced(10)  Portfolio                   0.90%                0.00%                0.90%
American Century VP International(9) Portfolio                1.50%                0.00%                1.50%
American Century VP Income & Growth Portfolio                 0.70%                0.00%                0.70%
MFS VIT Emerging Growth(5) Series                             0.75%                0.12%                0.87%
MFS VIT Research(5) Series                                    0.75%                0.15%                0.90%
MFS VIT Investors Trust(5) Series                             0.75%                0.15%                0.90%
MFS VIT New Discovery(5)(6) Series                            0.90%                0.19%                1.09%
Lord Abbett VC Growth & Income Portfolio                      0.50%                0.22%                0.72%
Lord Abbett VC Mid-Cap Value(7) Portfolio                     0.75%                0.10%                0.85%
Lord Abbett VC International(7) Portfolio                     1.00%                0.10%                1.10%
Alger American Small Capitalization Portfolio                 0.85%                0.07%                0.92%
Alger American MidCap Growth Portfolio                        0.80%                0.08%                0.88%
Alger American Growth Portfolio                               0.75%                0.06%                0.81%
Alger American Leveraged AllCap Portfolio                     0.85%                0.07%                0.92%
Van Eck Worldwide Hard Assets Fund(11)                        1.00%                0.15%                1.15%
LEVCO Equity Value Fund(12)                                   0.85%                0.25%                1.10%
INVESCO VIF-Financial Services Fund                           0.75%                0.32%                1.07%
INVESCO VIF Health Services Fund                              0.75%                0.31%                1.06%

(1) The fund data was provided by the funds or their managers. Midland has not independently verified the accuracy of the Fund data.

(2) The annual expenses shown for Fidelity's and MFS' Portfolios are those applicable to the Initial Class.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodial expenses. These offsets may be discontinued at any time.

(4) Fidelity Management and Research agreed to reimburse a portion of the VIP Index 500 expenses during 2001. Without this reimbursement, the VIP Index 500 would have had total expenses of 0.35%. This arrangement may be discontinued by the Fund's manager at any time.

(5) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, the total expenses would have been as follows:

MFS VIT Emerging Growth Series     0.86%
MFS VIT Research Series            0.89%
MFS VIT Investors Trust Series     0.89%
MFS VIT New Discovery Series       1.05%

The Series' custodian fee was reduced by 0.01%This arrangement may be discontinued by the fund's manager at any time. The MFS VIT Discovery Series figure of 1.09% shown above also takes into account a 0.03% fee waiver/expense reimbursement described in footnote (6).

(6) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses , such that the portfolio's "Other Expenses " (after taking into account the expense offset arrangement described in footnote (5)), shall not exceed 0.15% annually. This contractual fee arrangement will continue until at least May 1, 2003, unless changed with the consent of the fund manager's board of trustees which oversee the series.

(7) The information in the chart relating to the Lord Abbett VC Mid Cap Value and Lord Abbett VC International Portfolios has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord Abbett & Co. (Lord Abbett), the investment adviser for the VC Mid Cap and VC International Portfolios voluntarily waived a portion of its management fees for the portfolios and subsidized a portion of each of the portfolio's expenses to the extent necessary to maintain the "Other Fund Expenses After Reimbursement" and "12b-1 or Service Fees" of each Portfolio at an aggregate of 0.35% of its average daily net assets Absent any waivers and reimbursements, "Total Annual Fund Expenses Before Reimbursement" for the VC Mid Cap Value and VC International portfolios would have been 1.20% and 6.15% respectively for the year 2001. For the year 2002,Lord Abbett does not intend to waive its management fees for the Mid Cap Value and International Portfolios but has contractually agreed to continue to reimburse a portion of each of the portfolio's expenses to the extent necessary to maintain the "Other Expenses" and any "12b-1 or Service Fees" at an aggregate of 0.35% of its average daily net assets.

(8) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

First $500 Million     1.00%
Next $500 Million      0.95%
Over $1 Billion        0.90%

(9) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

First $250 Million     1.50%
Next $250 Million      1.20%
Over $500 Million      1.10%

(10) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

First $250 Million     0.90%
Next $250 Million      0.85%
Over $500 Million      0.80%

(11) Van Eck may, from time to time, waive the management fee and/or agree to pay some or all expenses of the Fund. This arrangement may be discontinued at any time. Without this reimbursement in 2001, the Hard Assets Fund would have had total expenses of 1.18%.

(12) Levco has voluntarily undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions and extraordinary expenses) to 1.10% of its average net assets. Such arrangements typically take the form of either a reimbursement of expenses or a fee waiver by the investment adviser. Without this reimbursement in 2001, the Levco Equity Value Fund would have had total expenses of 1.53%. The investment adviser has reserved the right to discontinue this arrangement at any time.

                                   EXAMPLES(1)

If You surrender or annuitize Your contract at the end of the applicable time period, You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                                ONE          THREE          FIVE            TEN
                                                                YEAR          YEARS         YEARS          YEARS

VIP Money Market Portfolio                                       91             120           152            212
VIP High Income Portfolio                                        95             133           174            257
VIP Equity-Income Portfolio                                      94             129           167            244
VIP Growth Portfolio                                             95             132           172            254
VIP Overseas Portfolio                                           97             140           185            278
VIP MidCap Portfolio                                             95             133           173            255
VIP Asset Manager Portfolio                                      94             131           170            250
VIP Investment Grade Bond Portfolio                              93             128           165            239
VIP Contrafund(R)Portfolio                                       95             132           172            254
VIP Asset Manager: Growth Portfolio                              95             134           175            259
VIP Index 500 Portfolio                                          91             120           152            212
VIP Growth & Income Portfolio                                    94             129           167            244
VIP Balanced Portfolio                                           94             129           167            243
VIP Growth Opportunities Portfolio                               95             133           173            255
American Century VP Capital Appreciation Portfolio               98             142           189            286
American Century VP Value Portfolio                              98             142           189            286
American Century VP Balanced Portfolio                           97             139           184            276
American Century VP International Portfolio                     103             157           213            334
American Century VP Income & Growth Portfolio                    95             133           173            256
MFS VIT Emerging Growth Series                                   97             138           182            273
MFS VIT Research Series                                          97             139           184            276
MFS VIT Investors Trust Series                                   97             139           184            276
MFS VIT New Discovery Series                                     99             145           193            295
Lord Abbett VC Growth and Income Portfolio                       95             134           174            258
Lord Abbett VC Mid-Cap Value Portfolio                           97             137           181            271
Lord Abbett VC International Portfolio                           99             145           194            296
Alger American Small Capitalization Portfolio                    97             140           185            278
Alger American MidCap Growth Portfolio                           97             138           183            274
Alger American Growth Portfolio                                  96             136           179            267
Alger American Leveraged AllCap Portfolio                        97             140           185            278
Van Eck Worldwide Hard Assets Fund                              100             146           196            301
LEVCO Equity Value Fund                                          99             145           194            296
INVESCO VIF-Financial Services Fund                              99             144           192            293
INVESCO VIF Health Services Fund                                 99             144           192            292

(1) The contract maintenance charge is an annual $35 charge per contract. It is deducted proportionally from the Investment Divisions in use at the time of the charge. The contract maintenance charge has been reflected in the examples by a method intended to show the "average" impact of the contract maintenance charge on an investment in the Separate Account. The contract maintenance charge is deducted only when the accumulated value is less than $50,000. In the example, the contract maintenance charge is approximated as a 0.12% annual asset charge based on the experience of the contracts.

If You do not surrender Your contract, You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                             ONE          THREE         FIVE            TEN
                                                             YEAR         YEARS         YEARS           YEARS

VIP Money Market Portfolio                                    19           57            98              212
VIP High Income Portfolio                                     23           70            120             257
VIP Equity-Income Portfolio                                   22           66            113             244
VIP Growth Portfolio                                          23           69            118             254
VIP Overseas Portfolio                                        25           77            131             278
VIP MidCap Portfolio                                          23           70            119             255
VIP Asset Manager Portfolio                                   22           68            116             250
VIP Investment Grade Bond Portfolio                           21           65            111             239
VIP Contrafund(R)Portfolio                                    23           69            118             254
VIP Asset Manager: Growth Portfolio                           23           71            121             259
VIP Index 500 Portfolio                                       19           57            98              212
VIP Growth & Income Portfolio                                 22           66            113             244
VIP Balanced Portfolio                                        22           66            113             243
VIP Growth Opportunities Portfolio                            23           70            119             255
American Century VP Capital Appreciation Portfolio            26           79            135             286
American Century VP Value Portfolio                           26           79            135             286
American Century VP Balanced Portfolio                        25           76            130             276
American Century VP International Portfolio                   31           94            159             334
American Century VP Income & Growth Portfolio                 23           70            119             256
MFS VIT Emerging Growth Series                                25           75            128             273
MFS VIT Research Series                                       25           76            130             276
MFS VIT Investors Trust Series                                25           76            130             276
MFS VIT New Discovery Series                                  27           82            139             295
Lord Abbett VC Growth and Income Portfolio                    23           71            120             258
Lord Abbett VC Mid-Cap Value Portfolio                        25           74            127             271
Lord Abbett VC International Portfolio                        27           82            140             296
Alger American Small Capitalization Portfolio                 25           77            131             278
Alger American MidCap Growth Portfolio                        25           75            129             274
Alger American Growth Portfolio                               24           73            125             267
Alger American Leveraged AllCap Portfolio                     25           77            131             278
Van Eck Worldwide Hard Assets Fund                            28           83            142             301
LEVCO Equity Value Fund                                       27           82            140             296
INVESCO VIF-Financial Services Fund                           27           81            138             293
INVESCO VIF Health Services Fund                              27           81            138             292

The examples are based on actual expenses for 2001 except as noted in footnote
(7) in the Table of "Portfolio Annual Expenses" for the Lord Abbett VC Mid-Cap Portfolio and the Lord Abbett VC International Portfolio. Actual expenses reflected are before any fee waivers but after expense reimbursements.

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical; past or future annual returns may be greater or lesser than the assumed amount. These examples reflect the $35 annual contract maintenance charge as an annual charge of 0.12% of assets based on an average cash value of $29,000.

Additional Information About Variable Annuity II
Your "Free Look" Right

You have a right to examine the contract and return it to Us. Your request must be postmarked no later than 10 days after You receive Your contract. During the "free look" period Your premium will be allocated to the VIP Money Market Investment Division. See "Free Look" on page 32 for more details.)

Transfers

You may transfer Your contract value among the investment divisions and between the General Account and the investment divisions before the maturity date.


We require minimum amounts, usually $200, for each transfer. Transfers are not permitted before the end of the "free look" period or after annuity payments begin.

Currently, We do not charge for making transfers. However, We reserve the right to assess a $25 administrative charge after the 15th transfer in a contract year.


Transfer requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day".

For limitations on transfers to and from the General Account, see "The General Account" on page 43.

Financial Information

Condensed financial information for the Separate Account begins at page 66 of this prospectus. Our financial statements, and full financial statements for the Separate Account, are in the Statement of Additional Information.


Inquiries And Correspondence


If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:


                     Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                                 1-877-586-0240


You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.


The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the Insured, or other identifying information. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should make Your correspondence and transaction request in writing.


State Variations


Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact our Principal Office for additional information that may be applicable to your state.


SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its
Investment Divisions


The "Separate Account" is Our Separate Account C, established under the insurance laws of the State of South Dakota in March, 1991. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment policies. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the Funds. You may allocate part or all of Your net premiums to any 10 of the 34 investment divisions of Our Separate Account at any one time.

The Funds

Each of the 34 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:


(a) Fidelity's Variable Insurance Products Fund Initial Class,
(b)  American Century Variable Portfolios, Inc.,
(c) MFS(R)Variable Insurance Trusts,

(d) Lord Abbett Series Fund, Inc.,
(e) Alger American Fund,
(f) Van Eck Global Worldwide Insurance Trust,
(g) LEVCO Series Trust, and
(h) INVESCO Variable Investment Funds, Inc.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the Funds' Statements of Additional Information. You should read the Funds' prospectuses carefully before allocating or transferring money to any portfolio.


We may from time to time receive revenue from the Funds and/or from their managers. The amounts of the revenue, if any, may be substantial and may vary from portfolio to portfolio and may be based on the amount of Our investments in the Funds. Currently these revenues range from 0.10% to 0.25% of Midland's investment in the Funds.


Investment Policies Of The Funds' Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

Portfolio                                                 Objective
VIP Money Market Portfolio                                Seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S.
                                                          dollar-denominated money market securities.
VIP High Income Portfolio                                 Seeks a high level of current income by investing primarily in income-producing debt securities while also considering growth of capital. Policy owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace.

VIP Equity-Income Portfolio                               Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the investment manager will consider the potential for capital appreciation. The
                                                          Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite
                                                          Index of 500 Stocks.
VIP Growth Portfolio                                      Seeks capital appreciation by investing in common stocks. The adviser invests the fund's assets in companies the adviser believes have above-average growth potential.

VIP Mid Cap Portfolio                                     Seeks long term growth of capital.

VIP Overseas Portfolio                                    Seeks long-term growth of capital, primarily through investments in foreign securities.

VIP Asset Manager Portfolio                               Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.

VIP Investment Grade Bond Portfolio                       Seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.

VIP Contrafund(R) Portfolio                               Seeks to achieve capital appreciation over the long term by investing in common stocks and securities of companies whose value the manager believes is not fully recognized by the public.

VIP Asset Manager: Growth Portfolio                       Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Index 500 Portfolio                                   Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's
                                                          Composite Index of 500 Stocks.
VIP Growth & Income Portfolio                             Seeks high total return, combining current income and capital appreciation. Invests mainly in stocks that pay current dividends and show potential for capital appreciation.

VIP Balanced Portfolio                                    Seeks both income and growth of capital. When the investment manager's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least
                                                          25% of the fund's assets in fixed-income senior securities.

VIP Growth Opportunities Portfolio                        Seeks capital growth by investing primarily in common stocks.
                                                          Although the fund invests primarily in common stocks, it has the ability to purchase other securities, including bonds, which may be lower-quality debt securities.

American Century VP Capital Appreciation Portfolio        Seeks capital growth by investing primarily in common stocks that management considers to have better-than-average prospects for appreciation.

American Century VP Value Portfolio                       Seeks long-term capital growth with income as a secondary objective.
                                                          Invests primarily in equity securities of well-established companies that management believes to be under-valued.

American Century VP Balanced Portfolio                    Seeks capital growth and current income. Invests approximately 60 percent of its assets in common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.

American Century VP International Portfolio               Seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

American Century VP Income & Growth Portfolio             Seeks dividend growth, current income and capital appreciation.  The
                                                          Portfolio will seek to achieve its investment objective by investing in common stocks.

MFS VIT Emerging Growth Series                            Seeks to provide long-term growth of capital.


MFS VIT Research Series                                   Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.


MFS VIT Investors Trust Series                            Seeks to provide reasonable current income and long-term growth of capital and income.


MFS VIT New Discovery Series                              Seeks capital appreciation.

Lord Abbett VC Growth and Income Portfolio                Seeks long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett VC Mid-Cap Value Portfolio                    Seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.


Lord Abbett VC International Portfolio                    Seeks long-term capital appreciation. Invests primarily in equity securities of non-U.S. issuers.

Alger American Small Capitalization Portfolio             Seeks long-term capital appreciation. It focuses on small, fast growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell
                                                          2000 Growth Index or the S&P SmallCap 600 Index.
Alger American MidCap Growth Portfolio                    Seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal
                                                          circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.
Alger American Growth Portfolio                           Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.  The portfolio considers a large company to have a market capitalization of $1 billion or greater.
Alger American Leveraged AllCap Portfolio                 Seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.
Van Eck Worldwide Hard Assets Fund                        Seeks long-term capital appreciation by investing primarily in "hard asset securities."  Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.
LEVCO Equity Value Fund                                   Seeks long-term growth of capital by normally investing at least 85%
                                                          of its total assets in common stocks and other securities having equity characteristics, in issuers with market capitalizations of greater than $2 billion.

INVESCO VIF-Financial Services Fund                       Seeks to make an investment grow by aggressive management.  The Fund invests primarily in equity securities of companies involved in the financial services sector.

INVESCO VIF-Health Sciences Fund                          Seeks to make an investment grow by aggressive management.  The Fund invests primarily in equity securities of companies that develop, produce, or distribute products or services related to health care.

Fidelity Management & Research Company manages the VIP portfolios. American Century Investment Management, Inc. manages the American Century VP portfolios. MFS(R) Services Company manages the MFS Variable Insurance Trusts. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. Fred Alger Management, Inc. manages the Alger American Fund. Van Eck Global manages the Van Eck Global Worldwide Insurance Trust. John A. Levin & Co., Inc. manages the LEVCO Series Trust. INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc.

The Funds sell their shares to separate accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the Funds for mixed and shared funding. The Funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under these contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the Funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.


We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate Separate Account C. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

o add investment divisions to, or remove investment divisions from Our Separate Account;

o     combine two or more divisions within Our Separate Account;

o withdraw assets relating to Our variable annuities from one investment division and put them into another;

o eliminate a portfolio's shares and substitute shares of another portfolio of the Funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of Separate Account C's purposes;

o end the registration of Our Separate Account under the Investment Company Act of 1940;

o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);

o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisers or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.


You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our General Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.


DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract


To buy a contract, You must send Us an application form and an initial premium payment of at least $2,000. If You enroll in a bank draft investment program or payroll deduction plan for a qualified contract and the monthly premium is at least $100, then the initial premium amount can be lower. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50, may then be made by check or money order payable to Midland and mailed to the Principal Office. If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium payment until the application is complete.

Your initial net premium payment will be allocated to the VIP Money Market Investment Division as of the business day We receive it or We accept Your application, whichever is later. Each net premium received after the "Free Look" period will be allocated to Our Separate Account or General Account on the business day of receipt. There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our General Account and/or investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and contract value. To obtain more information about these other contracts, contact Our Principal Office.


Free Look


You have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep it or cancel it. If You want to cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return the greater of:

(1)   the premium paid, or

(2) the contract value plus the sum of all charges deducted from the contract value.

The contract value will reflect both the positive and negative investment performance of the investment divisions chosen by you in the contract application. The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements.


Allocation of Net Premiums

We allocate Your entire contract value to the VIP Money Market Investment Division during the "Free Look" period. You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your contract value at the end of the Free Look period (which is administratively assumed to be 15 days after the contract date for reallocation purposes). Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. Transfer requests received during the free look period will be processed as of the date of reallocation. You may not allocate Your contract value to more than 10 investment divisions of Our Separate Account at any point in time. In certain states, allocations to and transfers from the General Account are not permitted.

Changing Your Premium Allocation Percentages


You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will affect transactions as of the date We receive Your request at Our Principal Office. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 34).


Transfers of Contract Value


You generally may transfer amounts among the investment divisions and between the General Account and any investment division prior to maturity date. Write to Our Principal Office to make a transfer of contract value. Currently, You may make an unlimited number of transfers of contract value in each contract year. But We reserve the right to assess a $25 charge after the 15th transfer in a contract year.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day". For information regarding telephone or facsimile requests, see "Inquiries" on page 23. For limitations on transfers to and from the General Account, see "The General Account" on page 43.


After the maturity date, You can only make one transfer per contract year and only among the investment divisions. The contracts are first and foremost annuity contracts, designed for retirement of other long-term financial planning, and are not designed for or appropriate for market timers or other persons that Us programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying portfolio and harmful to other contract owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in Our judgment, it has the potential to adversely affect an underlying portfolio or other contract owners or if an underlying portfolio objects to or would reject Our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular contract owners who, in Our view, have abused or appear likely to abuse the transfer privilege.


Market Timing and Excessive Trading Limits

The contracts are designed for long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying portfolio and harmful to other contract owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in Our judgement, it has the potential to adversely affect an underlying portfolio or other contract owners or if an underlying portfolio objects to or would reject Our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular contract owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other contract owners.


Dollar Cost Averaging


The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request forms and there must be a sufficient amount in the DCA source account. DCA is only available if the amount in the DCA source account is at least $2,400 at the time DCA is to begin. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The election will specify:

(a)   the DCA source account from which transfers will be made,

(b) that any money received with the form is to be placed into the DCA source account,

(c) the total monthly amount to be transferred to the other investment divisions, and

(d)   how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the first contract month which occurs at least 30 days after the day the request is received.

DCA will last until the total monies allocated for DCA are exhausted or until We receive Your written termination request. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program, which only extends for fewer than 12 months, will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 15th one in any contract year.

We reserve the right to end the DCA program by sending You one month's notice.

Portfolio Rebalancing

The Portfolio Rebalancing Option allows contract owners, who are not Dollar Cost Averaging, to reset the percentage of contract value allocated to each investment division to a pre-set level. (For example, an owner may specify 30% in the VIP Growth Investment Division, 40% in the VIP High Income Investment Division and 30% in the VIP Overseas Investment Division.) Portfolio Rebalancing does not apply to loaned monies in the General Account. If You elect this option, then at each contract anniversary We will transfer the amounts needed to "rebalance" the contract value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with the Portfolio Rebalancing option, the contract value may only be allocated to up to 10 investment divisions at any one time. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

Transfers out of the General Account which occur due to the Portfolio Rebalancing option are still subject to the limits of transfers out of the General Account discussed in the "The General Account" section on page 43.

Systematic Withdrawals

The Systematic Withdrawal feature allows You to have a portion of the contract value withdrawn automatically. Under this feature, You may elect to receive preauthorized scheduled partial withdrawals. These payments can be made only while the annuitant is living, before the maturity date, and after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

Each systematic withdrawal is made at the end of the scheduled business day. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, then the withdrawal will be processed on the next business day. You should designate the investment(s) from which the withdrawals should be made. Otherwise, the deduction caused by the systematic withdrawal will be allocated proportionately to Your contract value in the investment divisions and the General Account.

You can stop or modify the systematic withdrawals by sending Us a written request, with at least 30 days notice. A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. Systematic withdrawals over a fixed period or over the annuitant's life expectancy generally cannot be changed unless otherwise permitted by law.

Each systematic withdrawal must be at least $100. We reserve the right to change the required minimum systematic withdrawal amount. Upon payment, We reduce the contract value by an amount equal to the payment proceeds plus any applicable contingent deferred sales charge. (See "Sales Charges on Withdrawals" on page 44.) The contingent deferred sales charge applies to systematic withdrawals in the same manner as it applies to other withdrawals.

However, systematic withdrawals taken to satisfy IRS required minimum withdrawals and paid under a life expectancy option will not be subject to a contingent deferred sales charge. Any systematic withdrawal that would equal or exceed the cash surrender value will be treated as a complete withdrawal. In no event will payment of a systematic withdrawal exceed the cash surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's cash surrender value to equal zero.

To the extent, if any, that there are earnings in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59-1/2. (See "Taxation of Annuities in General" on page 49.) Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Withdrawals

You may withdraw all or part of Your cash surrender value by sending Us a written request. The cash surrender value is the contract value minus the contract maintenance charge and any applicable contingent deferred sales charges. (Withdrawals may be restricted by a retirement arrangement under which You are covered.) Partial withdrawals from an investment division or the General Account, however, must be made in amounts of $500 or more (except for systematic withdrawals described above) and cannot reduce Your contract value to less than $1,000. If a withdrawal results in less than $1,000 remaining, then the entire contract value must be withdrawn. Any applicable contingent deferred sales charge and any required tax withholding will be deducted from the amount paid. In addition, upon full withdrawal a contract maintenance charge is also subtracted.

Requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a Business Day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect.

See definition of "Business Day".

We will generally pay the withdrawal amount from the Separate Account within seven days after We receive a properly completed withdrawal request. We may defer payment for a longer period when:

o trading on the New York Stock Exchange is restricted as defined by the SEC;

o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

o for such other periods as the SEC may by order permit for the protection of owners.

We expect to pay the withdrawal amount from the General Account promptly, but We have the right to delay payment for up to six months. See "When We Pay Proceeds From This Contract" on page 61.

Unless You specify otherwise, Your withdrawal will be allocated among all investment divisions and the General Account in the same proportion as Your contract value bears to each investment division and the General Account. This allocation is subject to minimum amount requirements. The contingent deferred sales charge will be determined without reference to the source of the withdrawal. The charge will be based on the length of time between premium payments and withdrawals. (See "CHARGES, FEES AND DEDUCTIONS" on page 44.)

A withdrawal will generally have Federal income tax consequences that can include tax penalties and tax withholding. You should consult Your tax advisor before making a withdrawal. (See "FEDERAL TAX STATUS" on page 47.)

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a withdrawal request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals and the Section 403(b) annuities that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a withdrawal.

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.

Withdrawals from Section 403(b) plans are also severely restricted. (See "FEDERAL TAX STATUS" on page 47.)

Loans

Prior to the maturity date, owners of contracts issued in connection with
Section 403(b) or Section 401 (k) qualified plans may request a loan using the contract as security for the loan. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.

Only one loan can be made within a 12-month period. The loan amount must be at least $2,000 and must not exceed.

(1) The contract value, minus
(2) Any applicable contingent deferred sales charge, minus
(3) Any outstanding prior loans, minus
(4) Loan interest to the end of the next contract year.

The portion of the contract value that is equal to the loan amount will be held in the General Account and will earn interest at a rate of 3% per year. When a loan is requested, You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, then it will be allocated among all investment divisions and the General Account in the same proportion as the value of Your interest in each division bears to Your total contract value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the General Account.

We charge interest on loans at the rate of 5% per year. Loan interest is due on each contract anniversary. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the contract value minus any applicable contingent deferred sales charge, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice.

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under this contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under Internal Revenue Code section 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) or
Section 401(k) programs. A loan issued in connection with a 401(k) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 401(k) account balance. The maximum loan amount may be lower if You currently have or have had a 401(k) loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under retirement plans subject to ERISA. ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether your plan if subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.

A loan has a permanent effect on the contract value because the investment experience of the investment divisions will apply only to the unborrowed portion of the contract value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% per year while the loan is outstanding, then the contract value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3% per year, then the contract value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2% per year.

Death Benefit

If the annuitant is an owner and dies before the maturity date, then the death benefit must be paid within 5 years of the annuitant's death (other than amounts payable to, or for the benefits of, the surviving spouse of the annuitant as the contingent owner). The value of the death benefit, as described below, will be determined on the business day that Our Principal Office receives the later of:

(a) due proof of death and
(b) an election form of how the death benefit is to be paid.

Unless a payment option is selected within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum.

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

If the annuitant is not an owner and an owner dies before the maturity date, the contingent owner will become the owner. If no contingent owner has been named or is living, ownership will pass to the owner's estate. If the spouse is named as the contingent owner, then the contract will continue with the spouse now being the owner. If the surviving spouse has not been named as the contingent owner, the contract value (not the death benefit) must be paid out within 5 years of the owner's death.

If an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

Death Benefit on the Annuitant's Death Prior to the Maturity Date

The death benefit is only paid on the annuitant's death prior to the maturity date (not on the death of the owner unless the owner is also the annuitant). Any loan amount and loan accrued interest outstanding will reduce the death benefit proceeds. (See "Loans" on page 38.)

The death benefit paid to the beneficiary will be the greatest of:

(a) The current contract value. For this purpose, the current contract value is the value on the business day We receive at Our Principal Office the latest of:

     (1) due proof of death and

     (2) An election form of how the death proceeds are to be paid (or 90 days after We receive due proof of death, if no election form is received), or

(b) 100% of the total net premium payments made to Your contract, reduced by any prior withdrawals, (including any deferred sales charge) or

(c)   The guaranteed minimum death benefit as defined below.

Guaranteed Minimum Death Benefit (GMDB)

In general, the guaranteed minimum death benefit is the highest contract value on any contract anniversary prior to death and prior to the annuitant's age 81, adjusted for any withdrawals (see the following example for how withdrawals impact the guaranteed minimum death benefit).

The guaranteed minimum death benefit is zero upon issuance of the contract. The guaranteed minimum death benefit is recalculated on the first contract anniversary and every year thereafter, until the contract anniversary immediately preceding the earlier of the annuitant's date of death or the annuitant's 81st birthday. The purpose of the recalculation is to give You the benefit of any positive investment experience under Your contract. Your contract's investment experience can cause the guaranteed minimum death benefit to increase on the recalculation date, but cannot cause it to decrease. The guaranteed minimum death benefit determined on a recalculation date is the larger of:

The guaranteed minimum death benefit that applied to Your contract immediately prior to the recalculation date, or

The contract value on the recalculation date.


The new guaranteed minimum death benefit applies to Your contract until the next contract anniversary, or until You make a premium payment or withdrawal. Any subsequent premium payments will immediately increase Your guaranteed minimum death benefit by the amount of the net premium payment. Any partial withdrawal will immediately decrease Your guaranteed minimum death benefit by the percentage of the contract value being withdrawn. (The decrease in GMDB could be more or less than the dollar amount withdrawn.)

Example: Assume that a contract is issued with a $10,000 premium on 5/1/2000 to an owner at attained age 55. No further premiums are made and no withdrawals are made during the first year. Assume that on the contract anniversary on 5/1/2001 the contract value is $12,000. The guaranteed minimum death benefit is reset on 5/1/2001 to $12,000.

Assume that the contract value increases to $15,000 on 5/1/2002 and decreases to $13,000 on 5/1/2003. The guaranteed minimum death benefit on 5/1/2003 is $15,000.

Assume that by 7/1/2003, the contract value increases to $14,000 and You request a partial withdrawal of $2,800 or 20% of Your contract value on that date. The guaranteed minimum death benefit immediately following the partial withdrawal is $12,000 = [$15,000 - .20($15,000)]. (In this example, the contingent deferred sales charge would be taken out of the $2,800 withdrawn.)

Assume that on 9/1/2003 the contract value decreases to $8,000. The guaranteed minimum death benefit remains at $12,000 and the death proceeds payable on 9/1/2003 are $12,000.


Payment of Death Benefits

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

Your Contract Value

Your contract value is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan). Your contract value reflects various charges. Transaction and sales charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the General Account. There is no guaranteed minimum contract value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your contract value to go up or down.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your contract value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums, or transfer amounts to that division. Accumulation units are sold or redeemed when You make withdrawals or transfer amounts from an investment division, and to pay the death benefit when the annuitant dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values. The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the Funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the Funds' expenses. The accumulation unit values also reflect the daily asset charge We deduct from Our Separate Account at an effective annual rate of 1.40%. Additional information on the accumulation unit values is contained in the Statement of Additional Information.

The General Account

You may allocate some or all of Your contract value to the General Account, subject to certain limitations described below. The General Account pays interest at a declared rate. We guarantee the principal after charges and deductions. The General Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the General Account. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the General Account.

You may accumulate amounts in the General Account by:

o   allocating net premiums,

o   transferring amounts from the investment divisions, or

o   earning interest on amounts You already have in the General Account.

Transfers, withdrawals and allocated deductions reduce this amount. $250,000 is the maximum amount that, over the contract's life, You can allocate to the General Account through allocating net premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the General Account. The annual interest rate has a minimum guarantee of 3.0%. We may, at Our sole discretion, credit interest in excess of 3.0%. You assume the risk that interest credited may not exceed 3.0%. Currently, We intend to guarantee the interest rate for one-year periods, starting at the beginning of each calendar year. Interest is compounded daily at an effective annual rate that equals the annual rate We declare.

You may transfer amounts among the investment divisions and between the General Account and any investment divisions. However, only 2 transfers are allowed out of the General Account per contract year. The total amount transferred out of the General Account in any contract year is limited to the larger of:

(a) 25% of the unloaned amount in the General Account at the beginning of the contract year, or

(b)   $25,000 (We reserve the right to lower this to $1,000).

These limits do not apply to transfers made in a Dollar Cost Averaging program that occurs over a time period of 12 or more months.

The General Account may not be available in all states. Your state of issue will determine if the General Account is available on Your contract. Please check Your contract form to see if the General Account is available on Your contract.

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

We may deduct a contingent deferred sales charge from any withdrawal of premiums (including a withdrawal to effect an annuity and on systematic withdrawals). This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the contingent deferred sales charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the contingent deferred sales charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any. There is no sales charge on the investment income withdrawn.

The length of time between each premium payment and withdrawal determines the amount of the contingent deferred sales charge. Premium payments are considered withdrawn in the order that they were received.

The charge is a percentage of the gross (premiums before deduction for premium tax) premiums withdrawn and equals:

        Length of Time from                 Contingent
          Premium Payment                 Deferred Sales
         (Number of Years)                    Charge
                 0-1                             8%
                 1-2                             8%
                 2-3                             7%
                 3-4                             7%
                 4-5                             6%
                 5-6                             5%
                 6-7                             4%
                 7-8                             2%
                 8+                              0%


Example: Assume that a contract is issued with a $10,000 premium (for which no premium tax is applicable) on 5/1/2000 to an owner at an attained age of 55. No further premiums are made and no withdrawals are made until 9/1/2001. Assume that on 9/1/2001, You request a full surrender and the value of Your contract is $12,000. The contingent deferred sales charge of $720.00 would be determined as shown below:


10% of the $10,000 of premium is allowed to be withdrawn free of the contingent deferred sales charge. Since it has been between 1 and 2 years from the time of the $10,000 premium contribution, the contingent deferred sales charge percentage would be 8%.

8% of $9,000 ($10,000 less $1,000 withdrawn free of charge) = $720.00.


If the value of Your contract had been $8,000 on 9/1/2001 and You requested a full surrender, the contingent deferred sales would still be $720.00 as the charge is based on the amount of the premiums and not on the value of the contract.

We will waive the contingent deferred sales charge on either a full or partial surrender after the first contract anniversary, if:

(1) written proof is given to Us at Our Principal Office that the owner is confined in a state licensed inpatient nursing facility for a total of 90 days, provided We receive Your withdrawal request within 90 days after discharge from such facilities; or

(2) A licensed physician provides an acceptable written statement to Us that the owner is expected to die within the next 12 months due to a non-correctable medical condition. The licensed physician cannot be the owner or part of the owner's immediate family.

These waivers are subject certain conditions as detailed in the contract and to approval of state insurance authorities.

If You make a full surrender after the contract has been in force for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a contingent deferred sales charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free Withdrawal Amount.

Free Withdrawal Amount

You may withdraw 10% of the total net (premiums after deduction for premium tax) premiums paid without incurring a contingent deferred sales charge. The value of 10% of the total premiums paid is determined on the date of the requested withdrawal. The full 10% is available only if no other withdrawals have been taken in the prior 12-month period. Any withdrawal taken within the last 12 months will reduce the amount that can be taken without incurring a contingent deferred sales charge. No more than 10% of premiums paid will be available in any 12-month period without incurring a contingent deferred sales charge.

Administrative Charge

We deduct a daily charge for Our administrative expenses in operating the Separate Account at an effective annual rate of 0.15% of the value of the assets in the Separate Account. The investment divisions' accumulation unit values reflect this charge. We cannot increase this charge.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate of 1.25% of the value of the assets in the Separate Account. The investment divisions' accumulation unit values reflect this charge. We cannot increase this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses.

Contract Maintenance Charge

We deduct a contract maintenance charge of $35 on each contract anniversary on or before the maturity date. We waive this charge if Your contract value is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. We deduct this charge from each investment division and the General Account in the same proportion as the value of Your interest in each has to the total contract value. If the contract is surrendered during a contract year and the contract value is less than $50,000, then We will deduct the full contract maintenance charge for the current contract year at that time. We may reduce the contract maintenance charge for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Premium Taxes

Midland will deduct from all premium payments a charge for any premium taxes levied by a state or any other governmental entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico. These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or other economic burden resulting from the application of the tax laws.

If such a charge is made, it would be set aside as a provision for taxes which We would keep in the effected Investment Division rather than in Our General Account.

Transfer Charge

Currently, We do not charge You for making transfers of contract value among investment divisions. We reserve the right to assess a $25 charge after the 15th transfer in a contract year.

If We charge You for making a transfer, then We will allocate the charge to the investment divisions from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions, then a $12.50 transfer charge will be allocated to each of the investment divisions.

Charges In The Funds


The Funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary.

See the Funds' prospectuses for more information. Also see the "Fee Table" on page 17.


FEDERAL TAX STATUS

Introduction

The following discussion is general and is not intended as tax advice.


This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a contract. Any person concerned about these tax implications should consult a competent tax advisor before making a premium payment. This discussion is based upon Midland's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws. Certain additional tax consequences associated with a contract are discussed in the Statement of Additional Information.


The qualified contracts are designed for use by individuals in connection with retirement plans which are intended to qualify for special income tax treatment under Sections 401, 403(a), 403(b), 408 or 408A of the Internal Revenue Code (the "Code"). The ultimate effect of Federal income taxes on the contributions, contract value, on annuity payments and on the economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on Our tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract in connection with a tax-qualified plan in order to receive favorable tax treatment. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan and/or to the participant may result if this contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the contract. With respect to qualified contracts, an endorsement of the contract and/or limitations or penalties imposed by the Internal Revenue Code may impose limits on premiums, withdrawals, distributions or benefits, or on other provisions of the contracts. Some retirement plans are subject to distribution and other requirements that are not incorporated into Our contract administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of a contract. The following discussion assumes the qualified contracts are purchased in connection with retirement plans that qualify for special Federal income tax treatment described above.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (Treasury Department), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of Federal income tax to the contract owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract.

We intend that all Funds underlying the contracts will be managed in such a manner as to comply with these diversification requirements.


In certain circumstances, owners of variable contracts may be considered the owners, for Federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the Separate Account assets would be included in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations, "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-owners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. For example, the owner has additional flexibility in allocating premium payments and contract values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, We do not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Taxation of Annuities in General
Nonqualified Contracts.

The following discussion assumes that the contract will qualify as an annuity contract for Federal income tax purposes. "Investment in the Contract" refers to premiums paid minus any prior withdrawals of premiums where prior withdrawals are treated as being earnings first.

Section 72 of the Code governs taxation of annuities in general. We believe that the owner generally is not taxed on increases in contract value until distribution occurs either in the form of a lump sum received by withdrawing all or part of the contract value (i.e., "withdrawals") or as annuity payments under the annuity income option elected. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of a contract who is not a natural person must include in income any increase in the excess of the owner's contract value over the owner's Investment in the Contract during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule that You may wish to discuss with Your tax counsel. The following discussion applies to contracts owned by natural persons.

The taxable portion of a distribution (in the form of an annuity or lump sum payment) is taxed as ordinary income. For this purpose, the absolute assignment, pledge, or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution.

Generally, in the case of a withdrawal under a nonqualified contract, amounts received are first treated as taxable income to the extent that the contract value immediately before the withdrawal exceeds the Investment in the Contract at that time. Any additional amount is not taxable.

Although the tax consequences may vary depending on the annuity income option elected under the contract in general, only the portion of the annuity payment that represents the amount by which the contract value exceeds the Investment in the Contract will be taxed. For fixed annuity payments, in general, there is no tax on the amount of each payment which represents the same ratio that the Investment in the Contract bears to the total expected value of the annuity payment for the term of the payment; however, the remainder of each annuity payment is taxable. For variable annuity payments, in general, a specific dollar amount of each payment is not taxed. The dollar amount is determined by dividing the Investment in the Contract by the total number of expected periodic payments. The remainder of each annuity payment is taxable.

Any distribution (as either fixed or variable payments) received after You have recovered the investment in the contract will be fully taxable.

Amounts may be distributed from a contract because of the death of the owner or an annuitant. Generally, such amounts are included in the income of the recipient as follows:

(a) if distributed in a lump sum, they are taxed in the same manner as a withdrawal from the contract; or

(b) if distributed under a payment option, they are taxed in the same way as annuity payments.

For these purposes, the Investment in the Contract is not affected by an owner's or annuitant's death. That is, the Investment in the Contract remains the amount of any premiums paid which were not excluded from gross income. In the case of a distribution pursuant to a nonqualified contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

(1)   made on or after the date on which the owner is actual age 59-1/2,

(2)   made as a result of death or disability of the owner, or

(3) received in substantially equal payments as a life annuity (subject to special "recapture" rules if the series of payments is subsequently modified).

Other tax penalties may apply to certain distributions under a Qualified
Contract.


Possible Changes in Taxation. In past years, legislation has been proposed from time to time that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).


Transfers, Assignments or Exchanges of a Contract. A transfer of a contract's ownership, the designation of an annuitant, payee or other beneficiary who is not also the owner, the change of an annuitant, the selection of certain maturity dates or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer, assignment, selection or exchange of a contract should contact a competent tax advisor with respect to the potential tax effects of such transaction.

Multiple Contracts

All nonqualified deferred annuity contracts entered into after October 12, 1988 that are issued by the same insurance company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in gross income under Code Section 72(c). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a contract owner should consult a tax advisor before purchasing more than one annuity contract.

Qualified Contracts


The rules governing the tax treatment of distributions under qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Generally, in the case of a distribution to a participant or beneficiary under a contract purchased in connection with these plans, only the portion of the payment in excess of the Investment in the Contract allocated to that payment is subject to tax. The Investment in the Contract equals the portion of premiums invested in the contract that were not excluded from Your gross income, and may be zero. In general, for allowed withdrawals, a ratable portion of the amount received is taxable, based on the ratio of the Investment in the Contract to the total contract value. The amount excluded from a taxpayer's income will be limited to an aggregate cap equal to the Investment in the Contract. The taxable portion of annuity payments is generally determined under the same rules applicable to nonqualified contracts. Adverse tax consequences may result from distributions prior to age 59-1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in certain other circumstances. For qualified plans under Section 401(a), 403(a), and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which You (or the plan participant) (i) reach age 70-1/2 or (ii) retire, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70-1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70-1/2.


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

(1)   elective contributions made in years beginning after December 31, 1988;

(2)   earnings on those contributions; and

(3) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. Code sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount that may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of retirement plans may be placed into an Individual Retirement Annuity on a tax-deferred basis. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees.


Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

The IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provisions in the contract comports with IRA qualification requirements. The Code provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance. The contract offers death benefits that may exceed the greater of purchase payments or account value. If these death benefits are determined by the IRS as providing life insurance, the contract may not qualify as an IRA (including a Roth IRA). You should consult Your tax adviser regarding these features and benefits prior to purchasing a contract.

Code section 401(a) allows employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant, or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments.

The contract includes a death benefit that in some cases may exceed the greater of the purchase payments or account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.


Our Income Taxes

The operations of Our Separate Account are included in Our Federal income tax return and We pay no tax on investment income and capital gains reflected in variable annuity contract reserves. However, the 1990 Tax Act requires a negative reserve, based on premiums, to be established. This reserve will cause Our taxable income to increase. We reserve the right to charge the Separate Account for this and any other such taxes in the future if the tax law changes and We incur additional Federal income taxes which are attributable to Our Separate Account. This charge will be set aside as a provision for taxes which We will keep in the investment divisions rather than in Our General Account. We anticipate that owners would benefit from any investment earnings that are not needed to maintain this provision.

We may have to pay state and local taxes (in addition to applicable taxes based on premiums) in several states. At present, these taxes are not substantial. If they increase, however, then charges may be made for such taxes when they are attributable to Our Separate Account.

Withholding

Distributions from contracts generally are subject to withholding for Your Federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a) plans, 403(a) annuities and 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form, certain distributions of after-tax contributions and hardship distributions. If You choose a "direct rollover" from the plan to another tax-qualified plan, section 403(b) plan, governmental 457 plan or IRA, then the 20% withholding does not apply.


The Interest and Dividend Tax Compliance Act of 1983 requires recipients, including those who have elected out of withholding, to supply their Taxpayer Identification Number (Social Security Number) to payers of distributions for tax reporting purposes. Failure to furnish this number when required may result in the imposition of a tax penalty and will subject the distribution to the withholding requirements of the law described above.

MATURITY DATE

The maturity date is generally the contract anniversary nearest the annuitant's attained age 90 (unless restricted by the laws of the state in which this contract is delivered). You may elect a different maturity date in the application or by sending a written request to Us at least 31 days before the requested new maturity date. The requested maturity date must be a contract anniversary. The requested maturity date cannot be later than the annuitant's attained age 90 and cannot be earlier than the 10th contract anniversary. For qualified contracts the requested maturity date cannot be earlier than the annuitant attained age 59-1/2.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1. take the cash surrender value (in some states, the contract value) in one lump sum, or

2. convert the contract value into an annuity payable to the annuitant under one or more of the payment options described below.

SELECTING AN ANNUITY OPTION

You may apply the proceeds of a withdrawal to effect an annuity. Unless You choose otherwise, the amount of the proceeds from the General Account will be applied to a 10 year certain and life fixed payout and the amount of the proceeds from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.

The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payment may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.

Payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes

o     rules on the minimum amount We will pay under an option,

o minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

o the naming of people who are entitled to receive payment and their successors, and

o     the ways of proving age and survival.

You choose a payment option when You apply for a contract and may change it by writing to Our Principal Office.

Fixed Options

Payments under the fixed options are not affected by the investment experience of any investment division. The value as of the maturity date will be applied to the fixed option selected. Thereafter, interest or payments are fixed according to the options chosen. The following fixed options are available:

1. Proceeds Left At Interest: The money will stay on deposit with Us for a period that We agree upon. You will receive interest on the money at a declared interest rate.

2.  Installment Options: There are two ways that We pay installments:

    (a) Payment for a Specified Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

    (b) Payment of a Specified Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

3. Payment of a Life Income: We will pay the money as monthly income for life. You may choose from 1 of 3 ways to receive the income. We will guarantee payments for:

    (a)  at least 10 years (called "10 Years Certain and Life");
    (b)  at least 20 years (called "20 Years Certain and Life"); or
    (c) payment only for life. With a life only payment option, payments will only be made as long as the payee is alive.
         Therefore, if the payee dies after the first payment, then only one payment will be made.

4. Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the fixed options at a rate of 2.75% a year. We may also credit interest under the fixed deposit options at a rate that is above the 2.75% guaranteed rate (this is at Our complete discretion).

Variable Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed investment rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be set at $10 on the first day there are contract transactions in Our Separate Account. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the daily asset charge We make at an effective annual rate of 1.40%. The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.


The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the Statement of Additional Information that can be obtained by writing to Our Principal Office.


The following variable options are available:

1. Payment of Life Income: We will pay the money as monthly income for life. You may choose from 1 of 3 ways to receive the income. We will guarantee payments for:

    (a)  at least 10 years (called "10 Years Certain and Life");
    (b)  at least 20 years (called "20 Years Certain and Life"); or
    (c) payment only for life. With a life only payment option, payments will only be made as long as the payee is alive.
         Therefore, if the payee dies after the first payment, only one payment will be made.

2. Annuity: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

Transfers after the Maturity Date


After the maturity date, one transfer per contract year may be made among the investment divisions. Transfer requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day". The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed from a fixed annuity option to a variable annuity option or vice versa.


ADDITIONAL INFORMATION

Tax-Free "Section 1035" Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company. Midland was organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our address is:

                     Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                                 1-877-586-0240


Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Your Voting Rights As an Owner
Fund Voting Rights

We invest the assets of Our Separate Account divisions in shares of the Funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

o     to elect the Funds' Board of Directors,

o     to ratify the selection of independent auditors for the Funds,

o on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

o     to change the investment objectives and policies.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract. We will vote at shareholders meetings according to Your instructions.

The Funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The Funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your contract value has been invested. We determine Your voting shares in each division by dividing the amount of Your contract value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting. We count fractional shares.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment policies of its portfolios. We will advise You if We do.

Voting Privileges Of Participants In Other Companies

Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, the Funds' Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materiality impair its investment performance, then We will examine other investment options.

Our Reports to Owners

Shortly after the end of each contract year, We will send You a report that shows

o     Your contract value, and

o any transactions involving Your contract value that occurred during the year. Transactions include Your premium allocations, transfers and withdrawals made in that year.

The quarterly and annual statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by automatic checking account deductions or Civil Service allotments). Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We will also send You semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the contract date shown on Your contract's information page. Each contract month begins on the same day in each contract month. The calendar days of 29, 30, and 31 are not used.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any contingent deferred sales charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as the contingent deferred sales charge. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales charge. The standard quotations of yield reflect the contract maintenance charge.

The VIP Money Market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The VIP Investment Grade Bond and the VIP High Income investment divisions may advertise a 30 day yield which reflects the income generated by an investment in the investment division over a 30 day period.


Midland may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

Your Beneficiary

You name Your beneficiary in Your contract application. The beneficiary is entitled to the insurance benefits of the contract. You may change the beneficiary during the annuitant's lifetime by writing to Our Principal Office. If no beneficiary is living when the annuitant dies, then We will pay the death benefit to the annuitant's estate.


Assigning Your Contract


You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.


When We Pay Proceeds From This Contract


We will generally pay any death benefits, withdrawals, or loans within seven days after receiving the required form(s) at Our Principal Office. Death benefits are determined as of the date We receive due proof of death and the election of how the death benefit is to be paid.


We may delay payment for one or more of the following reasons:
1)  We cannot determine the amount of the payment because:
    a)  the New York Stock Exchange is closed,
    b)  trading in securities has been restricted by the SEC, or
    c)  the SEC has declared that an emergency exists,
2)  the SEC by order permits Us to delay payment to protect Our owners, or
3)  Your premium checks have not cleared Your bank.


We may defer payment of any withdrawal or surrender from the General Account, for up to 6 months after We receive Your request.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.


Sales Agreements


The contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are registered representatives of Sammons Securities Company, LLC or broker-dealers who have entered into written sales agreements with Sammons Securities Company, LLC. Sammons Securities Company, the principal underwriter of the contracts, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life. The mailing address for Sammons Securities Company, LLC is

                                 4261 Park Road
                               Ann Arbor, MI 48103

We will pay agents a commission of up to 8.35% of premiums paid. We may sell Our contracts through broker-dealers registered with the SEC under the Securities Exchange Act of 1934 that enter into selling agreements with Us.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

|X|   the administrative charge;

|X|   the contingent deferred sales charge;

|X|   the mortality and expense risk charge;

|X| revenues, if any, received from the underlying portfolios or their managers; and

|X| investment earnings on amounts allocated under contracts to the general account.


Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the Separate Account.

Pending regulatory approvals, We intend to distribute the contract in all states, except New York, and in certain possessions and territories.

Regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. This contract has been filed with and approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.


Employees of Sammons Enterprises, Inc. and its subsidiaries, may receive a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National Life will be paid into the employee's contract during the first year.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided advice regarding certain matters relating to federal securities laws. We are not currently involved in any material legal proceedings.

Financials

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in the registration statement. The address for PricewaterhouseCoopers LLP is:


IBM Park Building
Suite 1300
650 Third Avenue South
Minneapolis, MN 55402-4333

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. This Statement of Additional Information can be acquired by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Statement of Additional Information Toll Free number at 1-877-586-0240. The following is the Table of Contents for the Statement of Additional Information:

                                                 TABLE OF CONTENTS
                                                                                                                 Page
            THE CONTRACT
               Non-Participation..................................................................................3
               Misstatement of Age or Sex.........................................................................3
               Proof of Existence and Age.........................................................................3
               Assignment.........................................................................................3
               Annuity Data.......................................................................................3
               Incontestability...................................................................................3
               Ownership..........................................................................................3
               Entire Contract....................................................................................3
               Changes in the Contract............................................................................3
               Protection of Benefits.............................................................................3
               Accumulation Unit Value............................................................................3
               Annuity Payments...................................................................................4
            CALCULATION OF YIELDS AND TOTAL RETURNS

               VIP Money Market Investment Division Yield Calculation.............................................4
               Other Investment Division Yield Calculations.......................................................5
               Standard Total Return Calculations Assuming Surrender..............................................5
               Other Performance Data.............................................................................7
               Adjusted Historical Performance Data...............................................................9

            FEDERAL TAX MATTERS

               Tax Free Exchanges (1035) ........................................................................13
               Required Distributions............................................................................13
            DISTRIBUTION OF THE CONTRACT.........................................................................13
            SAFEKEEPING OF ACCOUNT ASSETS........................................................................14
            STATE REGULATION.....................................................................................14
            RECORDS AND REPORTS..................................................................................14
            LEGAL PROCEEDINGS....................................................................................14
            LEGAL MATTERS........................................................................................14
            EXPERTS..............................................................................................14
            OTHER INFORMATION....................................................................................15
            FINANCIAL STATEMENTS.................................................................................15

                         CONDENSED FINANCIAL INFORMATION

               Accumulation                            Number of
               Unit Value at      Accumulation       Accumulation
Investment     Beginning of       Unit Value at     Units at End of
Division          Period          End of Period          Period

VIP Money Market

1993(1)            10.00              10.02              3,675
1994               10.02              10.31            207,115
1995               10.31              10.76            320,841
1996               10.76              11.18            450,641
1997               11.18              11.63            534,936
1998               11.63              12.08          1,031,930
1999               12.08              12.52          1,259,530
2000               12.52              13.14            854,558
2001               13.14              13.50          1,090,683

VIP High Income

1993(1)            10.00              10.22                268
1994                10.2              29.93             70,977
1995                9.93              11.83            139,335
1996               11.83              13.26            221,760
1997               13.26              13.58            221,760
1998               13.58              14.51            443,482
1999               14.51              15.48            457,402
2000               15.48              11.83            378,755
2001               11.83              10.30            351,995

VIP Equity-Income

1993(1)            10.00              10.16              2,861
1994               10.16              10.71            163,874
1995               10.71              14.35            385,807
1996               14.35              16.09            696,083
1997               16.09              20.33            929,862
1998               20.33              22.37          1,212,515
1999               22.37              23.46          1,292,017
2000               23.46              25.08          1,089,815
2001               25.08              23.50          1,009,270

VIP Growth

1993               10.00              10.09              2,539
1994               10.09               9.80            160,540
1995                9.80              13.32            347,738
1996               13.32              15.01            700,985
1997               15.01              18.28            917,650
1998               18.28              25.14          1,102,018
1999               25.14              34.07          1,444,405
2000               34.07              29.91          1,792,936
2001               29.91              24.28          1,530,764

               Accumulation                            Number of
               Unit Value at      Accumulation       Accumulation
Investment     Beginning of       Unit Value at     Units at End of
Division          Period          End of Period          Period

VIP Overseas

1993(1)            10.00              10.40              1,706
1994               10.40              10.37            147,456
1995               10.37              11.36            217,322
1996               11.36              12.59            282,107
1997               12.59              13.85            336,988
1998               13.85              15.39            300,975
1999               15.39              21.65            293,703
2000               21.65              17.27            346,900
2001               17.27              13.42            305,263


VIP MidCap

2000 (6)           10.00               9.99            123,097
2001                9.99               9.54            274,080

VIP  Asset Manager

1993(1)            10.00              10.48             11,474
1994               10.48               9.67            280,056
1995                9.67              11.22            362,467
1996               11.22              12.65            447,842
1997               12.65              15.05            534,109
1998               15.05              17.06            585,516
1999               17.06              18.70            603,487
2000               18.70              17.71            523,744
2001               17.71              16.75            443,064


VIP  Investment Grade Bond

1993(1)            10.00              10.06               124
1994               10.06               9.52             31,444
1995                9.52              11.03             52,431
1996               11.03              11.22             97,711
1997               11.22              12.06            136,067
1998               12.06              12.94            343,788
1999               12.94              12.63            426,095
2000               12.63              13.85            340,769
2001               13.85              14.82            480,240

VIP  Contrafund(R)

1995(2)            10.00              11.84             35,906
1996               11.84              14.17            187,702
1997               14.17              17.34            397,591

1998               17.34              22.22            582,354
1999               22.22              27.23            809,424
2000               27.23              25.07            934,830
2001               25.07              21.69            854,454

               Accumulation                            Number of
               Unit Value at      Accumulation       Accumulation
Investment     Beginning of       Unit Value at     Units at End of
Division          Period          End of Period         Period

VIP Asset Manager: Growth

1995(2)            10.00              11.48             13,682
1996               11.48              13.56             71,781
1997               13.56              16.72            176,790
1998               16.72              19.38            255,206
1999               19.38              22.03            308,652
2000               22.03              19.02            299,570
2001               19.02              17.36            254,141

VIP Index 500

1993(1)            10.00              10.15                 22
1994               10.15              10.11             32,675
1995               10.11              13.79             71,305
1996               13.79              16.57            256,789
1997               16.57              21.67           497,7741
1998               21.67              27.42            870,732
1999               27.42              32.59          1,332,497
2000               32.59              29.14          1,414,775
2001               29.14              25.25          1,242,879

VIP Growth & Income

1997               10.00              12.36            54,877
1998               12.36              15.79            301,273
1999               15.79              17.00            533,307
2000               17.00              16.16            557,245
2001               16.16              14.54            521,679

VIP Balanced

1997(3)            10.00              11.45             39,701
1998               11.45              13.28            146,152
1999               13.28              13.70            266,510
2000               13.70              12.92            275,343
2001               12.92              12.54            269,866

VIP Growth Opportunities

1997(3)            10.00              12.28             75,926
1998               12.28              15.08            320,588
1999               15.08              15.51            499,339
2000               15.51              12.68            483,155
2001               12.68              10.70            410,847

American Century VP Capital Appreciation
1997(3)            10.00              11.35             13,870
1998               11.35              10.94             43,157
1999               10.94              17.76             56,765
2000               17.76              19.09            219,731
2001               19.09              13.54            205,838

American Century VP Value

1997(3)            10.00              12.26             44,666
1998               12.26              12.66            141,481
1999               12.66              12.39            140,385
2000               12.39              14.43            151,155
2001               14.43              16.05            257,059

               Accumulation                             Number of
               Unit Value at      Accumulation       Accumulation
Investment     Beginning of       Unit Value at     Units at End of
Division          Period          End of Period          Period

American Century VP Balanced

1997(3)            10.00              11.40             13,519
1998               11.40              13.01             45,229
1999               13.01              14.12             60,982
2000               14.12              13.56             77,654
2001               13.56              12.89             96,137

American Century VP International

1997(3)            10.00              10.93             34,973
1998               10.93              12.79             91,430
1999               12.79              20.70            137,562
2000               20.70              16.98            280,155
2001               16.98              11.85            257,976

American Century VP Income & Growth
1998(4)            10.00              11.92             12,172
1999               11.92              13.88             84,497
2000               13.88              12.23            167,671
2001               12.23              11.05            168,659
MFS VIT Emerging Growth
1998(4)            10.00              12.56             10,106
1999               12.56              21.89            168,739
2000               21.89              17.35            627,082
2001               17.35              11.38            612,055

MFS VIT Research

1998(4)            10.00              11.78              9,782
1999               11.78              14.41            106,941
2000               14.41              13.52            216,734
2001               13.52              10.50            243,679

MFS VIT Investors Trust

1998(4)            10.00              11.54              2,539
1999               11.54              12.14             55,568
2000               12.14              11.96             87,928
2001               11.96               9.91            111,749

MFS VIT New Discovery

1998(4)            10.00              12.89                 84
1999               12.89              22.06             22,846
2000               22.06              21.32            181,758
2001               21.32              19.96            196,868

Lord Abbett VC Growth and Income

1998(4)            10.00              10.72             14,051
1999               10.72              13.19             81,150
2000               13.19              15.07            177,087
2001               15.07              13.86            312,567


Lord Abbett VC Mid-Cap Value

1999 (5)           10.00              10.28              2,846
2000               10.28              15.44            122,941
2001               15.44              16.45            286,189

Lord Abbett VC International

1999 (5)           10.00              12.87                818
2000               12.87               9.06             26,139
2001                9.06               6.56             31,399

               Accumulation                            Number of
               Unit Value at      Accumulation       Accumulation
Investment     Beginning of       Unit Value at     Units at End of
Division          Period          End of Period         Period


Alger American Growth Portfolio

2000(6)            10.00               8.11             21,814
2001                8.11               7.05            194,922

Alger American Mid-Cap Growth Portfolio
2000 (6)           10.00               8.69             28,748
2001                8.69               8.01            147,826


Alger American Leveraged All-Cap Portfolio
2000 (6)           10.00               7.51             56,253
2001                7.51               6.22            293,506

Alger American SmallCap Portfolio

2000 (6)           10.00               7.95              1,874
2001                7.95               5.52             25,597


(1) Period from 10/24/93 to 12/31/93
(2) Period from 5/1/95 to 12/31/95
(3) Period from 5/1/97 to 12/31/97
(4) Period from 10/1/98 to 12/31/98
(5) Period from 9/15/99 to 12/31/99
(6) Period from 9/14/2000 to 12/29/2000

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE

             FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY II CONTRACT

                                   Offered by

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

                Through Midland National Life Separate Account C


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred Variable Annuity II Contract ("Contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2002, by writing to Midland National Life Insurance Company, at Our principal office located at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Terms used in the current Prospectus for the Contract are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                               Dated May 1, 2002

                                TABLE OF CONTENTS

   THE CONTRACT................................................3
   Non-Participation...........................................3
   Misstatement of Age or Sex..................................3
   Proof of Existence and Age..................................3
   Assignment..................................................3
   Annuity Data................................................3
   Incontestability............................................3
   Ownership...................................................3
   Entire Contract.............................................3
   Changes in the Contract.....................................3
   Protection of Benefits......................................3
   Accumulation Unit Value.....................................3
   Annuity Payments............................................4
CALCULATION OF YIELDS AND TOTAL RETURNS........................4
   VIP Money Market Investment Division Yield Calculation......4
   Other Investment Division Yield Calculations................5
   Standard Total Return Calculations Assuming Surrender.......5
   Other Performance Data......................................9
   Adjusted Historical Performance Data.......................12
FEDERAL TAX MATTERS...........................................18
   Tax-Free Exchanges (Section 1035)..........................18
   Required Distributions.....................................18
DISTRIBUTION OF THE CONTRACT..................................18
SAFEKEEPING OF ACCOUNT ASSETS.................................18
STATE REGULATION..............................................19
RECORDS AND REPORTS...........................................19
LEGAL PROCEEDINGS.............................................19
LEGAL MATTERS.................................................19
EXPERTS.......................................................19
OTHER INFORMATION.............................................19
FINANCIAL STATEMENTS..........................................19

                                  THE CONTRACT

Non-Participation

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Midland.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any other payee has been misstated in the application, the Annuity payable under the Contract will be whatever the Contract Value of the Contract would purchase on the basis of the correct age or sex of the Annuitant and/or other payee, if any, on the date Annuity Payments begin. Any overpayment or underpayments by Midland as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the Contract, we may require proof of the existence and/or proof of the age of the Owner or Annuitant.

Assignment

No assignment of a Contract will be binding on Midland unless made in writing and sent to us at our Executive Office. Midland is not responsible for the adequacy of any assignment. The Owner's rights and the interest of any Beneficiary not designated irrevocably will be subject to the rights of any assignee of record.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability

The Contract is incontestable after it has been in force, during the Annuitant's lifetime, for two years.

Ownership

Before the Annuitant's death, only the Owner will be entitled to the rights granted by the Contract or allowed by Midland under the Contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the Owner is an individual and dies before the Annuitant, the rights of the Owner belong to the estate of the Owner unless this Contract has been endorsed to provide otherwise.

Entire Contract

We have issued the Contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the Contract. The Policy Form with the application and any riders make the entire Contract. All statements made by or for the Annuitant are considered representations and not warranties. Midland will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the Contract when issued.

Changes in the Contract

Only Midland's President, a Vice President, the Secretary or an Assistant Secretary of our Company have the authority to make any change in the Contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland may not change or amend the Contract, except as expressly provided in the Contract, without the Owner's consent. However, we may change or amend the Contract if such change or amendment is necessary for the Contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the Contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine Accumulation Unit Values for the Investment Division of Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each Investment Division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each Investment Division every Business Day as follows:

o First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

o Then, We divide this amount by the value of the amounts in the Investment Division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).

o Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038626% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Divisions.

The amount of each variable annuity payment will be affected by the investment performance of the Investment Divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each Investment Division by applying the value in the Investment Division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the Annuitant. The number of Annuity Units for each Investment Division is then calculated by dividing the first variable annuity payment for that Investment Division by the Investment Division's Annuity Unit Value as of the same date.

The dollar amount of each subsequent payment from an Investment Division is equal to the number of Annuity Units for that Investment Division times the Annuity Unit value for that Investment Division as of a uniformly applied date not more than ten business days before the annuity payment is due.

The payment made to the Annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each Investment Division.

The Annuity Unit Value for each Investment Division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

(1)   = the Annuity Unit Value for the preceding business day:

(2) = the net investment factor (as described above) for that division on that business day.

(3) = the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed once per Contract Year and will be made using the Annuity Unit Value for the Investment Divisions on the date the request for transfer is received. On the transfer date, the number of Annuity Units transferred from the Investment Division is multiplied by the Annuity Unit Value for that Investment Division to determine the value being transferred. This value is then transferred into the indicated Investment Division(s) by converting this value into Annuity Units of the proper Investment Division(s). The Annuity Units are determined by dividing the value being transferred into an Investment Division by the Annuity Unit value of the Investment Division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland is required to compute the VIP Money Market Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the VIP Money Market Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the VIP Money Market Investment Division of the Separate Account will be lower than the yield for the VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland to disclose the effective yield of the VIP Money Market Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


The yield on amounts held in the VIP Money Market Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The VIP Money Market Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any Contingent Deferred Sales Charge that may be applicable to a particular Contract. The annualized yield for the seven-day period ending 12/31/2001 was 0.53%


Other Investment Division Yield Calculations

Midland may from time to time disclose the current annualized yield of one or more of the Investment Divisions (except the Money Market Investment Division) for 30-day periods. The annualized yield of an Investment Division refers to income generated by the Investment Division over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         YIELD = 2 [ (a - b + 1)6 - 1 ]
                      -----
                       cd

Where: a =  net investment income earned during the period by the Fund (or substitute funding vehicle) attributable to shares owned by the Investment Division.

       b =  expenses accrued for the period (net of reimbursements).

       c =  the average daily number of units outstanding during the period.

       d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Contingent Deferred Sales Charges that may be applicable to a particular Contract. Contingent Deferred Sales Charges range from 8% to 0% of the amount of Premium withdrawn depending on the time elapsed between each premium payment and the withdrawal.

Because of the charges and deductions imposed by the Separate Account the yield of the Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any Investment Division.

Standard Total Return Calculations Assuming Surrender

Midland may from time to time also disclose average annual total returns for one or more of the Investment Divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P (1 + T)n = ERV
Where:     P =   an assumed initial payment of $1,000
           T =   average annual total return
           n =   number of years
           ERV = ending redeemable value of an assumed $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all Owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the Contract is surrendered will reflect the effect of Contingent Deferred Sales Charges that may be applicable to a particular period.

The following is the average annual total return information for the Investment Divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown. The returns reflect the impact of any applicable contingent deferred sales charge.

          Investment Division                           Inception of the        1-Year Period         5-Year Period
                 with                                  Investment Division         Ended                  Ended
            Inception Date                              to 12/31/2001            12/31/2001             12/31/2001

VIP Money Market Portfolio(10/24/93)                         3.61%                -4.60%                   2.76%
VIP Investment Grade Bond Portfolio(10/24/93)                4.80%                -1.23%                   4.70%
VIP High Income Portfolio(10/24/93)                          0.24%               -20.20%                  -6.44%
VIP Asset Manager Portfolio(10/24/93)                        6.38%               -11.15%                   4.76%
VIP Index 500 Portfolio(10/24/93)                           11.86%               -18.17%                   7.88%
VIP Equity-Income Portfolio(10/24/93)                       10.88%               -12.51%                   6.91%
VIP Growth Portfolio(10/24/93)                              11.33%               -22.65%                   9.20%
VIP Overseas Portfolio(10/24/93)                             3.54%               -29.25%                   0.10%
VIP Contrafund Portfolio(5/1/95)                            11.91%               -17.95%                   7.97%
VIP Asset Manager: Growth Portfolio(5/1/95)                  8.17%               -13.35%                   4.02%
VIP Balanced Portfolio(5/1/97)                               3.86%                -8.65%                    n/a
VIP Growth & Income Portfolio(5/1/97)                        7.35%               -15.19%                    n/a
VIP Growth Opportunities Portfolio(5/1/97)                   0.22%               -19.80%                    n/a
VIP Mid-Cap Portfolio(9/14/2000)                            -9.38%                -8.48%                    n/a
American Century VP Balanced Portfolio(5/1/97)               4.50%               -10.63%                    n/a
American Century VP Capital Appreciation Portfolio(5/1/97)   5.66%               -30.99%                    n/a
American Century VP Value Portfolio(5/1/97)                  9.73%                 5.94%                    n/a
American Century VP International Portfolio(5/1/97)          2.56%               -36.87%                    n/a
American Century VP Income & Growth Portfolio(10/1/1/98)     1.14%               -14.63%                    n/a
MFS VIT Emerging Growth Series (10/1/98)                     2.09%               -38.48%                    n/a
MFS VIT Research Series (10/1/98)                           -0.53%               -25.97%                    n/a
MFS VIT Investors  Trust Series (10/1/98)                   -2.37%               -22.11%                    n/a
MFS VIT New Discovery Series (10/1/98)                      22.03%                -7.89%                    n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)       8.77%               -13.48%                    n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)            22.51%                 1.40%                    n/a
Lord Abbett VCC International Portfolio(10/1/99)           -20.97%               -34.58%                    n/a
Alger American Small Capitalization Portfolio (9/14/2000)  -43.32%               -31.22%                    n/a
Alger American MidCap Growth Portfolio (9/14/2000)         -21.79%                -9.72%                    n/a
Alger American Growth Portfolio (9/14/2000)                -29.84%               -17.16%                    n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)      -37.06%               -19.46%                    n/a

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

Midland may from time to time also disclose average annual total returns in a format which assumes the Contract is kept in-force through the time period shown. Such returns will be identical to the format which assumes the Contract is surrendered except that the Contingent Deferred Sales Charge percentage will be assumed to be 0%. The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

The following is the average annual total return information for the Investment Division of Separate Account C based on the assumption that the contract is kept in-force through the end of the time period shown. The contingent deferred sales charges are set to zero.

          Investment Division                           Inception of the        1-Year Period        5-Year Period
                 with                                  Investment Division         Ended                  Ended
            Inception Date                                to 12/31/2001           12/31/2001            12/31/2001

VIP Money Market Portfolio(10/24/93)                           3.61%                2.60%                   3.72%
VIP Investment Grade Bond Portfolio(10/24/93)                  4.80%                5.97%                   5.58%
VIP High Income Portfolio(10/24/93)                            0.24%              -13.00%                  -5.07%
VIP Asset Manager Portfolio(10/24/93)                          6.38%               -3.95%                   5.64%
VIP Index 500 Portfolio(10/24/93)                             11.86%              -10.97%                   8.66%
VIP Equity-Income Portfolio(10/24/93)                         10.88%               -5.31%                   7.73%
VIP Growth Portfolio(10/24/93)                                11.33%              -15.45%                   9.95%
VIP Overseas Portfolio(10/24/93)                               3.54%              -22.05%                   1.15%
VIP Contrafund Portfolio(5/1/95)                              12.19%              -10.75%                   8.76%
VIP Asset Manager: Growth Portfolio(5/1/95)                    8.51%               -6.15%                   4.93%
VIP Balanced Portfolio(5/1/97)                                 4.85%               -1.45%                    n/a
VIP Growth & Income Portfolio(5/1/97)                          8.23%               -7.99%                    n/a
VIP Growth Opportunities Portfolio(5/1/97)                     1.34%              -12.60%                    n/a
VIP Mid-Cap Portfolio(9/14/2000)                              -3.71%               -1.28%                    n/a
American Century VP Balanced Portfolio(5/1/97)                 5.47%               -3.43%                    n/a
American Century VP Capital Appreciation Portfolio(5/1/97)     6.59%              -23.79%                    n/a
American Century VP Value Portfolio(5/1/97)                   10.54%               13.14%                    n/a
American Century VP International Portfolio(5/1/97)            3.59%              -29.67%                    n/a
American Century VP Income & Growth Portfolio(10/1/1/98)       2.97%               -7.43%                    n/a
MFS VIT Emerging Growth Series (10/1/98)                       3.88%              -31.28%                    n/a
MFS VIT Research Series (10/1/98)                              1.37%              -18.77%                    n/a
MFS VIT Investors Trust Series (10/1/98)                       0.40%              -14.91%                    n/a
MFS VIT New Discovery Series (10/1/98)                        23.23%               -0.69%                    n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)        10.32%               -6.28%                    n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)              24.66%                8.60%                    n/a
Lord Abbett VCC International Portfolio(10/1/99)             -17.32%              -27.38%                    n/a
Alger American Small  Capitalization Portfolio (9/14/2000)   -36.86%              -24.02%                    n/a
Alger American MidCap Growth Portfolio (9/14/2000)           -15.88%               -2.52%                    n/a
Alger American Growth Portfolio (9/14/2000)                  -23.75%               -9.96%                    n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)        -30.78%              -12.26%                    n/a

N/A - The return information for these Investment Divisions is not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

Other Performance Data

Midland may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the Contract is kept in-force assume that the Contingent Deferred Sales Charge percentage will be zero.


         CTR = [ERV/P] - 1

Where:     CTR =   the cumulative total return net of Investment Division
                   recurring charges for the period.
           ERV =   ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten year period at the end of the one, five, or ten-year period (or fractional portion
                   thereof).
           P   =   an assumed initial payment of $1,000

The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

The following is the cumulative total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable Contingent Deferred Sales Charge.

          Investment Division                           Inception of the        1-Year Period         5-Year Period
                 with                                  Investment Division         Ended                  Ended
            Inception Date                               to 12/31/2001            12/31/2001           12/31/2001

VIP Money Market Portfolio(10/24/93)                         33.69%                -4.60%                  14.58%
VIP Investment Grade Bond Portfolio(10/24/93)                46.79%                -1.23%                  25.82%
VIP High Income Portfolio(10/24/93)                           1.98%               -20.20%                 -28.31%
VIP Asset Manager Portfolio(10/24/93)                        65.91%               -11.15%                  26.18%
VIP Index 500 Portfolio(10/24/93)                           150.30%               -18.17%                  46.12%
VIP Equity-Income Portfolio(10/24/93)                       132.91%               -12.51%                  39.67%
VIP Growth Portfolio(10/24/93)                              140.76%               -22.65%                  55.28%
VIP Overseas Portfolio(10/24/93)                             32.95%               -29.25%                   0.50%
VIP Contrafund Portfolio(5/1/95)                            111.74%               -17.95%                  46.73%
VIP Asset Manager: Growth Portfolio(5/1/95)                  68.80%               -13.35%                  21.78%
VIP Balanced Portfolio(5/1/97)                               19.35%                -8.65%                    n/a
VIP Growth & Income Portfolio(5/1/97)                        39.26%               -15.19%                    n/a
VIP Growth Opportunities Portfolio(5/1/97)                    1.01%               -19.80%                    n/a
VIP Mid-Cap Portfolio(9/14/2000)                            -11.98%                -8.48%                    n/a
American Century VP Balanced Portfolio(5/1/97)               22.83%               -10.63%                    n/a
American Century VP Capital Appreciation Portfolio(5/1/97)   29.31%               -30.99%                    n/a
American Century VP Value Portfolio(5/1/97)                  54.25%                 5.94%                    n/a
American Century VP International Portfolio(5/1/97)          12.50%               -36.87%                    n/a
American Century VP Income & Growth Portfolio(10/1/1/98)      3.82%               -14.63%                    n/a
MFS VIT Emerging Growth Series (10/1/98)                      7.06%               -38.48%                    n/a
MFS VIT Research Series (10/1/98)                            -1.72%               -25.97%                    n/a
MFS VIT  Investors Trust Series (10/1/98)                    -7.61%               -22.11%                    n/a
MFS VIT New Discovery Series (10/1/98)                       92.65%                -7.89%                    n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)       31.89%               -13.48%                    n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)             57.88%                 1.40%                    n/a
Lord Abbett VCC International Portfolio(10/1/99)            -41.11%               -34.58%                    n/a
Alger American Small Capitalization Portfolio (9/14/2000)   -52.09%               -31.22%                    n/a
Alger American MidCap Growth Portfolio (9/14/2000)          -27.28%                -9.72%                    n/a
Alger American Growth Portfolio (9/14/2000)                 -36.83%               -17.16%                    n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)       -45.12%               -19.46%                    n/a

N/A - The return information for these Investment Divisions is not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

The following is the cumulative total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the contingent deferred sales charges are set to zero.

          Investment Division                           Inception of the        1-Year Period         5-Year Period
                 with                                  Investment Division         Ended                  Ended
            Inception Date                                to 12/31/2001           12/31/2001            12/31/2001

VIP Money Market Portfolio(10/24/93)                          33.69%                 2.60%                  20.04%
VIP Investment Grade Bond Portfolio(10/24/93)                 46.79%                 5.97%                  31.19%
VIP High Income Portfolio(10/24/93)                            1.98%               -13.00%                 -22.91%
VIP Asset Manager Portfolio(10/24/93)                         65.91%                -3.95%                  31.57%
VIP Index 500 Portfolio(10/24/93)                            150.30%               -10.97%                  51.48%
VIP Equity-Income Portfolio(10/24/93)                        132.91%                -5.31%                  45.11%
VIP Growth Portfolio(10/24/93)                               140.76%               -15.45%                  60.69%
VIP Overseas Portfolio(10/24/93)                              32.95%               -22.05%                   5.88%
VIP Contrafund Portfolio(5/1/95)                             115.34%               -10.75%                  52.18%
VIP Asset Manager: Growth Portfolio(5/1/95)                   72.40%                -6.15%                  27.20%
VIP Balanced Portfolio(5/1/97)                                24.75%                -1.45%                     n/a
VIP Growth & Income Portfolio(5/1/97)                         44.66%                -7.99%                     n/a
VIP Growth Opportunities Portfolio(5/1/97)                     6.41%               -12.60%                     n/a
VIP Mid-Cap Portfolio(9/14/2000)                              -4.78%                -1.28%                     n/a
American Century VP Balanced Portfolio(5/1/97)                28.23%                -3.43%                     n/a
American Century VP Capital Appreciation Portfolio(5/1/97)    34.71%               -23.79%                     n/a
American Century VP Value Portfolio(5/1/97)                   59.65%                13.14%                     n/a
American Century VP International Portfolio(5/1/97)           17.90%               -29.67%                     n/a
American Century VP Income & Growth Portfolio(10/1/1/98)      10.12%                -7.43%                     n/a
MFS VIT Emerging Growth Series (10/1/98)                      13.36%               -31.28%                     n/a
MFS VIT Research Series (10/1/98)                              4.58%               -18.77%                     n/a
MFS VIT Investors Trust Series (10/1/98)                      -1.31%               -14.91%                     n/a
MFS VIT New Discovery Series (10/1/98)                        98.95%                -0.69%                     n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)        38.19%                -6.28%                     n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)              64.18%                 8.60%                     n/a
Lord Abbett VCC International Portfolio(10/1/99)             -34.81%               -27.38%                     n/a
Alger American Small Capitalization Portfolio (9/14/2000)    -44.89%               -24.02%                     n/a
Alger American MidCap Growth Portfolio (9/14/2000)           -20.08%                -2.52%                     n/a
Alger American Growth Portfolio (9/14/2000)                  -29.63%                -9.96%                     n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)        -37.92%               -12.26%                     n/a

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.


Adjusted Historical Performance Data

Midland may also disclose adjusted historical performance data for an Investment Division for periods before the Investment Division commenced operations, based on the assumption that the Investment Division was in existence before it actually was, and that the Investment Division had been invested in a particular portfolio that was in existence prior to the Investment Division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the Investment Division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of a hypothetical $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "Contract Charges" factor to reflect the charges imposed under the Contract. This Contract Charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $35 Contract Maintenance Charge. This additional amount is based on an average Contract Value of $30,000, so it is calculated as $35$30,000, or 0.11% annually. The total of these three amounts is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the Investment Division. The Contract Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of an assumed $1,000 initial payment in the Investment Division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred Sales Charge) and assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Charge).

The following is the average annual total return information based on the assumption that the Contract is surrendered at the end of the time period shown. The impact of any applicable Contingent Deferred Sales Charges is reflected in the returns. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

          Investment Division                                 Inception of the       10-Year Period         5-Year Period
            with Portfolio                                      Portfolio to              Ended                 Ended
            Inception Date                                       12/31/2001             12/31/2001           12/31/2001

VIP Money Market Portfolio(4/1/82)                                   4.94%                 3.32%                 2.76%
VIP Investment Grade Bond Portfolio(12/5/88)                         6.16%                 5.29%                 4.70%
VIP High Income Portfolio(9/19/85)                                   5.32%                 3.67%                -6.44%
VIP Asset Manager Portfolio(9/6/89)                                  8.19%                 7.58%                 4.76%
VIP Index 500 Portfolio(8/27/92)                                    11.68%                 #N/A                  7.88%
VIP Equity-Income Portfolio(10/9/86)                                10.37%                11.88%                 6.91%
VIP Growth Portfolio(10/9/86)                                       12.02%                11.67%                 9.20%
VIP Overseas Portfolio(1/28/87)                                      4.49%                 4.27%                 0.10%
VIP Contrafund Portfolio(1/3/95)                                    13.76%                 #N/A                  7.97%
VIP Asset Manager: Growth Portfolio(1/3/95)                          8.64%                 #N/A                  4.02%
VIP Balanced Portfolio(1/3/95)                                       6.51%                 #N/A                  4.67%
VIP Growth & Income Portfolio(12/31/96)                              7.52%                 #N/A                  7.42%
VIP Growth Opportunities Portfolio(1/3/95)                           7.41%                 #N/A                  1.08%
VIP Mid-Cap Portfolio(12/28/98)                                     22.33%                 #N/A                  #N/A
American Century VP Balanced Portfolio(5/1/91)                       6.91%                 5.09%                 4.21%
American Century VP Capital Appreciation Portfolio(11/20/87)         6.70%                 3.51%                 1.49%
American Century VP Value Portfolio(5/1/96)                         10.38%                 #N/A                  9.35%
American Century VP International Portfolio(5/1/94)                  5.01%                 #N/A                  3.83%
American Century VP Income & Growth Portfolio(10/30/97)              4.11%                 #N/A                  #N/A
MFS VIT Emerging Growth Series (7/24/95)                            10.32%                 #N/A                  6.60%
MFS VIT Research Series (7/26/95)                                    8.10%                 #N/A                  4.11%
MFS VIT Investors Trust Series (10/9/95)                             8.64%                 #N/A                  4.77%
MFS VIT New Discovery Series (5/1/98)                               11.56%                 #N/A                  #N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)             12.34%                12.39%                 9.71%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                    19.44%                 #N/A                  #N/A
Lord Abbett VCC International Portfolio(10/1/99)                   -18.73%                 #N/A                  #N/A
Alger American Small Capitalization Portfolio (9/21/88)              9.90%                 3.16%                -3.84%
Alger American MidCap Growth Portfolio (5/3/93)                     16.98%                 #N/A                 12.64%
Alger American Growth Portfolio (1/9/89)                            14.81%                13.23%                10.92%
Alger American Leveraged AllCap Portfolio (1/25/95)                 20.73%                 #N/A                 13.87%

The following is the average annual total return information based on the assumption that the Contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

          Investment Division                           Inception of the       10-Year Period         5-Year Period
            with Portfolio                                Portfolio to              Ended                 Ended
            Inception Date                                  12/31/2001            12/31/2001            12/31/2001

VIP Money Market Portfolio(4/1/82)                             4.94%                 3.32%                  3.72%
VIP Investment Grade Bond Portfolio(12/5/88)                   6.16%                 5.29%                  5.58%
VIP High Income Portfolio(9/19/85)                             5.32%                 3.67%                 -5.07%
VIP Asset Manager Portfolio(9/6/89)                            8.19%                 7.58%                  5.64%
VIP Index 500 Portfolio(8/27/92)                              11.68%                 #N/A                   8.66%
VIP Equity-Income Portfolio(10/9/86)                          10.37%                11.88%                  7.73%
VIP Growth Portfolio(10/9/86)                                 12.02%                11.67%                  9.95%
VIP Overseas Portfolio(1/28/87)                                4.49%                 4.27%                  1.15%
VIP Contrafund Portfolio(1/3/95)                              13.99%                 #N/A                   8.76%
VIP Asset Manager: Growth Portfolio(1/3/95)                    8.95%                 #N/A                   4.93%
VIP Balanced Portfolio(1/3/95)                                 6.86%                 #N/A                   5.56%
VIP Growth & Income Portfolio(12/31/96)                        8.18%                 #N/A                   8.22%
VIP Growth Opportunities Portfolio(1/3/95)                     7.74%                 #N/A                   2.10%
VIP Mid-Cap Portfolio(12/28/98)                               23.71%                 #N/A                   #N/A
American Century VP Balanced Portfolio(5/1/91)                 6.91%                 5.09%                  5.11%
American Century VP Capital Appreciation Portfolio(11/20/87)   6.70%                 3.51%                  2.48%
American Century VP Value Portfolio(5/1/96)                   10.87%                 #N/A                  10.09%
American Century VP International Portfolio(5/1/94)            5.18%                 #N/A                   4.74%
American Century VP Income & Growth Portfolio(10/30/97)        5.23%                 #N/A                   #N/A
MFS VIT Emerging Growth Series (7/24/95)                      10.64%                 #N/A                   7.43%
MFS VIT Research Series (7/26/95)                              8.46%                 #N/A                   5.01%
MFS VIT  Investors Trust Series (10/9/95)                      9.01%                 #N/A                   5.65%
MFS VIT New Discovery Series (5/1/98)                         12.82%                 #N/A                   #N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)       12.34%                12.39%                 10.44%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)              21.59%                 #N/A                   #N/A
Lord Abbett VCC International Portfolio(10/1/99)             -15.24%                 #N/A                   #N/A
Alger American Small Capitalization Portfolio (9/21/88)        9.90%                 3.16%                 -2.61%
Alger American MidCap Growth Portfolio (5/3/93)               16.98%                 #N/A                  13.31%
Alger American Growth Portfolio (1/9/89)                      14.81%                13.23%                 11.63%
Alger American Leveraged AllCap Portfolio (1/25/95)           20.90%                 #N/A                  14.51%

The following is the cumulative total return information based on the assumption that the Contract is surrendered at the end of the time period shown. The impact of any applicable Contingent Deferred Sales Charges is reflected in the returns. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

          Investment Division                               Inception of the       10-Year Period         5-Year Period
            with Portfolio                                    Portfolio to              Ended                 Ended
            Inception Date                                     12/31/2001            12/31/2001             12/31/2001

VIP Money Market Portfolio(4/1/82)                                159.35%               38.63%                14.58%
VIP Investment Grade Bond Portfolio(12/5/88)                      118.55%               67.44%                25.82%
VIP High Income Portfolio(9/19/85)                                132.69%               43.39%               -28.31%
VIP Asset Manager Portfolio(9/6/89)                               163.87%              107.64%                26.18%
VIP Index 500 Portfolio(8/27/92)                                  180.93%                #N/A                 46.12%
VIP Equity-Income Portfolio(10/9/86)                              349.76%              207.27%                39.67%
VIP Growth Portfolio(10/9/86)                                     463.88%              201.55%                55.28%
VIP Overseas Portfolio(1/28/87)                                    92.69%               51.91%                 0.50%
VIP Contrafund Portfolio(1/3/95)                                  146.48%                #N/A                 46.73%
VIP Asset Manager: Growth Portfolio(1/3/95)                        78.58%                #N/A                 21.78%
VIP Balanced Portfolio(1/3/95)                                     55.47%                #N/A                 25.64%
VIP Growth & Income Portfolio(12/31/96)                            43.73%                #N/A                 43.03%
VIP Growth Opportunities Portfolio(1/3/95)                         64.90%                #N/A                  5.52%
VIP Mid-Cap Portfolio(12/28/98)                                    83.47%                #N/A                  #N/A
American Century VP Balanced Portfolio(5/1/91)                    104.09%               64.29%                22.90%
American Century VP Capital Appreciation Portfolio(11/20/87)      149.90%               41.20%                 7.68%
American Century VP Value Portfolio(5/1/96)                        75.08%                #N/A                 56.35%
American Century VP International Portfolio(5/1/94)                45.52%                #N/A                 20.67%
American Century VP Income & Growth Portfolio(10/30/97)            18.30%                #N/A                  #N/A
MFS VIT Emerging Growth Series (7/24/95)                           88.30%                #N/A                 37.65%
MFS VIT Research Series (7/26/95)                                  65.11%                #N/A                 22.31%
MFS VIT Investors Trust Series (10/9/95)                           67.62%                #N/A                 26.24%
MFS VIT New Discovery Series (5/1/98)                              49.42%                #N/A                  #N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)           307.00%              221.57%                58.94%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                   50.36%                #N/A                  #N/A
Lord Abbett VCC International Portfolio(10/1/99)                  -37.88%                #N/A                  #N/A
Alger American Small Capitalization Portfolio (9/21/88)           250.47%               36.49%               -17.78%
Alger American MidCap Growth Portfolio (5/3/93)                   289.43%                #N/A                 81.33%
Alger American Growth Portfolio (1/9/89)                          500.83%              246.43%                67.90%
Alger American Leveraged AllCap Portfolio (1/25/95)               269.45%                #N/A                 91.45%

The following is the cumulative total return information based on the assumption that the Contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

          Investment Division                              Inception of the       10-Year Period         5-Year Period
            with Portfolio                                   Portfolio to              Ended                 Ended
            Inception Date                                    12/31/2001             12/31/2001           12/31/2001

VIP Money Market Portfolio(4/1/82)                              159.35%                38.63%                20.04%
VIP Investment Grade Bond Portfolio(12/5/88)                    118.55%                67.44%                31.19%
VIP High Income Portfolio(9/19/85)                              132.69%                43.39%               -22.91%
VIP Asset Manager Portfolio(9/6/89)                             163.87%               107.64%                31.57%
VIP Index 500 Portfolio(8/27/92)                                180.93%                 #N/A                 51.48%
VIP Equity-Income Portfolio(10/9/86)                            349.76%               207.27%                45.11%
VIP Growth Portfolio(10/9/86)                                   463.88%               201.55%                60.69%
VIP Overseas Portfolio(1/28/87)                                  92.69%                51.91%                 5.88%
VIP Contrafund Portfolio(1/3/95)                                149.98%                 #N/A                 52.18%
VIP Asset Manager:Growth Portfolio(1/3/95)                       82.17%                 #N/A                 27.20%
VIP Balanced Portfolio(1/3/95)                                   59.08%                 #N/A                 31.07%
VIP Growth & Income Portfolio(12/31/96)                          48.19%                 #N/A                 48.44%
VIP Growth Opportunities Portfolio(1/3/95)                       68.48%                 #N/A                 10.95%
VIP Mid-Cap Portfolio(12/28/98)                                  89.77%                 #N/A                  #N/A
American Century VP Balanced Portfolio(5/1/91)                  104.09%                64.29%                28.30%
American Century VP Capital Appreciation Portfolio(11/20/87)    149.90%                41.20%                13.03%
American Century VP Value Portfolio(5/1/96)                      79.54%                 #N/A                 61.71%
American Century VP International Portfolio(5/1/94)              47.34%                 #N/A                 26.06%
American Century VP Income & Growth Portfolio(10/30/97)          23.70%                 #N/A                  #N/A
MFS VIT Emerging Growth Series (7/24/95)                         91.85%                 #N/A                 43.10%
MFS VIT Research Series (7/26/95)                                68.69%                 #N/A                 27.69%
MFS VIT Investors Trust Series (10/9/95)                         71.21%                 #N/A                 31.63%
MFS VIT New Discovery Series (5/1/98)                            55.71%                 #N/A                  #N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)         307.00%               221.57%                64.30%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                 56.64%                 #N/A                  #N/A
Lord Abbett VCC International Portfolio(10/1/99)                -31.59%                 #N/A                  #N/A
Alger American Small Capitalization Portfolio (9/21/88)         250.47%                36.49%               -12.39%
Alger American MidCap Growth Portfolio (5/3/93)                 289.43%                 #N/A                 86.78%
Alger American Growth Portfolio (1/9/89)                        500.83%               246.43%                73.34%
Alger American Leveraged AllCap Portfolio (1/25/95)             273.07%                 #N/A                 96.89%

                               FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept "rollovers" from Contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between nonqualified Contracts and IRAs to the extent necessary to comply with federal tax laws.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified Contract to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The Owner's "Designated Beneficiary" is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's Designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

                          DISTRIBUTION OF THE CONTRACT


Sammons Securities Company, LLC, the principal underwriter of the Contract, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Sammons Securities Company, LLC is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, the ultimate parent-company of Midland National Life. The address for Sammons Securities Company, LLC is as follows: 4261 Park Road, Ann Arbor, Michigan 48103.

The Contracts are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, that have entered into agreements with Sammons Securities Company, LLC. The offering of the Contracts is continuous and Sammons Securities Company, LLC does not anticipate discontinuing the offering of the Contracts. However, Sammons Securities Company, LLC does reserve the right to discontinue the offering of the Contracts. Midland will pay an underwriting commission to Sammons Securities Company, LLC equal to 8.35% of all Variable Annuity II premiums.

The following table shows the aggregate dollar amount of underwriting commissions paid during the last three years.


                                Underwriting
                 Year           Commissions

                 1999           $4,074,697
                 2000           $4,128,697
                 2001           $2,304,386


                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the Investment Divisions.

                                STATE REGULATION

Midland is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the Contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland, Asbill & Brennan LLP, of Washington, D.C.

                                     EXPERTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

      PricewaterhouseCoopers LLP
      IBM Park Building, Suite 1300
      650 Third Avenue S.
      Minneapolis, MN  55402-4333

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of Separate Account C.

Midland National Life
Insurance Company
Separate Account C

Report on Audited Financial Statements at and for the Years Ended December 31, 2001, 2000 and 1999




Midland National Life Insurance Company
Separate Account C
Index to Financial Statements



                                                                         Page(s)

Report of Independent Accountants                                           1

Statement of Assets                                                        2-3

Statements of Operations and Changes in Net Assets                        4-12

Notes to Financial Statements                                             13-22

                          Report of Independent Accountants

The Board of Directors and Stockholder
Midland National Life Insurance Company:

In our opinion, the accompanying statement of assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Midland National Life Insurance Company Separate Account C (comprising, respectively, the portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the Massachusetts Financial Services, the Lord, Abbett & Company, and Fred Alger Management, Inc.) at December 31, 2001, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included conformation of securities owned at December 31, 2001, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

March 8, 2002

Midland National Life Insurance Company
Separate Account C
Statement of Assets

At December 31, 2001

                                                                                            Value
                                                                                             Per
  ASSETS                                                                      Shares        Share

Investments at net asset value:
    Variable Insurance Products Fund:
      Money Market Portfolio (cost $14,720,110)                              14,720,110     $ 1.00       $  14,720,110
      High Income Portfolio (cost $5,489,723)                                   565,498       6.41           3,624,840
      Equity-Income Portfolio (cost $24,751,758)                              1,042,548      22.75          23,717,964
      Growth Portfolio (cost $50,573,411)                                     1,105,910      33.61          37,169,639
      Overseas Portfolio (cost $6,181,276)                                      295,151      13.88           4,096,695
      Midcap Portfolio (cost $2,511,645)                                        133,357      19.60           2,613,794

    Variable Insurance Products Fund II:
      Asset Manager Portfolio (cost $8,399,456)                                 511,418      14.51           7,420,666
      Investment Grade Bond Portfolio (cost $6,789,923)                         550,702      12.92           7,115,071
      Index 500 Portfolio (cost $36,657,631)                                    241,319     130.07          31,388,343
      Contrafund Portfolio (cost $22,672,873)                                   920,824      20.13          18,536,195
      Asset Manager: Growth Portfolio (cost $5,465,911)                         351,307      12.56           4,412,417

    Variable Insurance Products Fund III:
      Balanced Portfolio (cost $3,724,809)                                      246,671      13.72           3,384,321
      Growth & Income Portfolio (cost $8,997,463)                               575,022      13.19           7,584,540
      Growth Opportunities Portfolio (cost $6,165,903)                          290,562      15.13           4,396,210

    American Century Variable Portfolios, Inc.:
      Balanced Portfolio (cost $1,339,155)                                      188,071       6.59           1,239,385
      Capital Appreciation Portfolio (cost $4,466,550)                          371,664       7.50           2,787,480
      International Portfolio (cost $4,907,737)                                 464,056       6.59           3,058,129
      Value Portfolio (cost $3,591,506)                                         554,505       7.44           4,125,516
      Income & Growth Portfolio (cost $2,133,662)                               288,582       6.46           1,864,235

    Massachusetts Financial Services Investment Management:
      VIT Emerging Growth Series Portfolio (cost $12,120,559)                   387,316      17.98           6,963,943
      VIT Investors Trust Series Portfolio (cost $1,297,142)                     64,631      17.13           1,107,132
      VIT New Discovery Series Portfolio (cost $4,229,519)                      257,324      15.27           3,929,335
      VIT Research Series Portfolio (cost $3,630,387)                           178,626      14.32           2,557,926

    Lord, Abbett & Company:
      VC Growth & Income Portfolio (cost $4,323,867)                            187,496      23.11           4,333,042
      VC MidCap Value Portfolio (cost $4,370,152)                               304,780      15.45           4,708,859
      VC International Portfolio (cost $343,399)                                 32,903       6.26             205,975

    Fred Alger Management, Inc.:
      Growth Portfolio (cost $1,584,819)                                         37,377      36.77           1,374,366
      MidCap Growth Portfolio (cost $1,354,810)                                  66,984      17.67           1,183,607
      Leveraged AllCap Portfolio (cost $1,904,743)                               57,878      31.55           1,826,061
      Small Capitalization Portfolio (cost $151,220)                              8,544      16.55             141,402
                                                                                                      -----------------
      Total investments (cost $254,851,119)                                                              $ 211,587,198
                                                                                                      -----------------




    The accompanying notes are an integral part of the financial statements.

Midland National Life Insurance Company
Separate Account C
Statement of Assets

At December 31, 2001

                                                                                              Value
                                                                                               Per
                                 NET ASSETS                                      Units        Unit

Net assets represented by:
    Variable Insurance Products Fund:
      Money Market Portfolio                                                     1,090,683   $ 13.50       $  14,720,110
      High Income Portfolio                                                        351,995     10.30           3,624,840
      Equity-Income Portfolio                                                    1,009,270     23.50          23,717,964
      Growth Portfolio                                                           1,530,764     24.28          37,169,639
      Overseas Portfolio                                                           305,263     13.42           4,096,695
      Midcap Portfolio                                                             274,080      9.54           2,613,794

    Variable Insurance Products Fund II:
      Asset Manager Portfolio                                                      443,064     16.75           7,420,666
      Investment Grade Bond Portfolio                                              480,240     14.82           7,115,071
      Index 500 Portfolio                                                        1,242,879     25.25          31,388,343
      Contrafund Portfolio                                                         854,454     21.69          18,536,195
      Asset Manager: Growth Portfolio                                              254,141     17.36           4,412,417

    Variable Insurance Products Fund III:
      Balanced Portfolio                                                           269,866     12.54           3,384,321
      Growth & Income Portfolio                                                    521,679     14.54           7,584,540
      Growth Opportunities Portfolio                                               410,847     10.70           4,396,210

    American Century Variable Portfolios, Inc.:
      Balanced Portfolio                                                            96,137     12.89           1,239,385
      Capital Appreciation Portfolio                                               205,838     13.54           2,787,480
      International Portfolio                                                      257,976     11.85           3,058,129
      Value Portfolio                                                              257,059     16.05           4,125,516
      Income & Growth Portfolio                                                    168,659     11.05           1,864,235

    Massachusetts Financial Services Investment Management:
      VIT Emerging Growth Series Portfolio                                         612,055     11.38           6,963,943
      VIT Investors Trust Series Portfolio                                         111,749      9.91           1,107,132
      VIT New Discovery Series Portfolio                                           196,868     19.96           3,929,335
      VIT Research Series Portfolio                                                243,679     10.50           2,557,926

    Lord, Abbett & Company:
      VC Growth & Income Portfolio                                                 312,567     13.86           4,333,042
      VC MidCap Value Portfolio                                                    286,189     16.45           4,708,859
      VC International Portfolio                                                    31,399      6.56             205,975

    Fred Alger Management, Inc.:
      Growth Portfolio                                                             194,922      7.05           1,374,366
      MidCap Growth Portfolio                                                      147,826      8.01           1,183,607
      Leveraged AllCap Portfolio                                                   293,506      6.22           1,826,061
      Small Capitalization Portfolio                                                25,597      5.52             141,402
                                                                                                        -----------------

      Net assets                                                                                           $ 211,587,198
                                                                                                        -----------------




    The accompanying notes are an integral part of the financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                                             Combined

                                                                     ----------------------------------------------------


                                                                          2001              2000              1999

Investment income:
    Dividend income                                                    $  3,652,425      $  4,219,613       $  2,978,989
    Capital gains distributions                                           9,840,246        13,838,823          6,033,384
                                                                     ---------------   ---------------   ----------------

                                                                         13,492,671        18,058,436          9,012,373

    Expenses:
      Administrative expense                                                336,972           372,169            280,390
      Mortality and expense risk                                          2,825,482         3,114,400          2,353,056
      Contract maintenance charge                                           251,403           210,625            157,339
                                                                     ---------------   ---------------   ----------------

      Net investment income                                              10,078,814        14,361,242          6,221,588

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                           (8,658,569)       10,697,758          7,020,695
    Net unrealized (depreciation) appreciation on
        investments                                                     (34,724,409)      (47,352,267)        17,547,652
                                                                     ---------------   ---------------   ----------------

      Net realized and unrealized (losses) gains on
           investments                                                  (43,382,978)      (36,654,509)        24,568,347
                                                                     ---------------   ---------------   ----------------

      Net (decrease) increase in net assets resulting
           from operations                                            $ (33,304,164)    $ (22,293,267)      $ 30,789,935
                                                                     ---------------   ---------------   ----------------

Net assets at beginning of year                                        $245,574,128      $233,300,558       $150,730,459

Net (decrease) increase in net assets resulting from
      operations                                                        (33,304,164)      (22,293,267)        30,789,935

Capital shares transactions:
    Net premiums                                                         28,304,383        56,639,826         63,727,881
    Transfers of policy loans                                               (23,164)         (100,793)          (184,136)
    Transfers of surrenders                                             (18,822,895)      (17,083,046)        (8,871,246)
    Transfers of death benefits                                          (1,283,034)       (1,403,350)          (401,144)
    Transfers of other terminations                                      (4,713,408)       (4,739,258)        (3,461,010)
    Interfund and net transfers to general account                       (4,144,648)        1,253,458            969,819
                                                                     ---------------   ---------------   ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                    (682,766)       34,566,837         51,780,164
                                                                     ---------------   ---------------   ----------------

Total (decrease) increase in net assets                                 (33,986,930)       12,273,570         82,570,099
                                                                     ---------------   ---------------   ----------------

Net assets at end of year                                              $211,587,198      $245,574,128       $233,300,558
                                                                     ---------------   ---------------   ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                               Variable Insurance Products Fund

                                                                      ----------------------------------------------------
                                                                                    Money Market Portfolio
                                                                      ----------------------------------------------------
                                                                           2001              2000              1999

Investment income:
    Dividend income                                                       $   588,144       $   719,280       $   703,466
    Capital gains distributions
                                                                      ----------------  ----------------  ----------------

                                                                              588,144           719,280           703,466

    Expenses:
      Administrative expense                                                   22,192            17,739            20,870
      Mortality and expense risk                                              186,232           148,872           175,149
      Contract maintenance charge                                               7,747             5,216             6,500
                                                                      ----------------  ----------------  ----------------

      Net investment income                                                   371,973           547,453           500,947

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments
    Net unrealized (depreciation) appreciation on
        investments
                                                                      ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                                $   371,973       $   547,453       $   500,947
                                                                      ----------------  ----------------  ----------------

Net assets at beginning of year                                          $ 11,227,632      $ 15,789,041      $ 12,473,870

Net (decrease) increase in net assets resulting from
      operations                                                              371,973           547,453           500,947

Capital shares transactions:
    Net premiums                                                            4,098,163         5,389,007         8,660,228
    Transfers of policy loans                                                 (51,740)          (32,787)          (62,973)
    Transfers of surrenders                                                (2,380,413)         (976,372)       (1,196,313)
    Transfers of death benefits                                              (114,910)         (102,734)          (19,647)
    Transfers of other terminations                                          (649,362)         (610,440)         (583,055)
    Interfund and net transfers to general account                          2,218,767        (8,775,536)       (3,984,025)
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                     3,120,505        (5,108,862)        2,814,215
                                                                      ----------------  ----------------  ----------------

Total (decrease) increase in net assets                                     3,492,478        (4,561,409)        3,315,162
                                                                      ----------------  ----------------  ----------------

Net assets at end of year                                                $ 14,720,110      $ 11,227,632      $ 15,789,032
                                                                      ----------------  ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                                Variable Insurance Products Fund

                                                                      ----------------------------------------------------
                                                                                     High Income Portfolio
                                                                      ----------------------------------------------------
                                                                           2001              2000              1999

Investment income:
    Dividend income                                                       $   548,482       $   463,767       $   613,686
    Capital gains distributions                                                                                    22,941
                                                                      ----------------  ----------------  ----------------

                                                                              548,482           463,767           636,627

    Expenses:
      Administrative expense                                                    6,166             8,946            10,492
      Mortality and expense risk                                               51,747            75,076            88,052
      Contract maintenance charge                                               4,497             5,483             6,430
                                                                      ----------------  ----------------  ----------------

      Net investment income                                                   486,072           374,262           531,653

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                               (696,383)         (612,029)         (228,826)
    Net unrealized (depreciation) appreciation on
        investments                                                          (344,301)       (1,239,567)          128,297
                                                                      ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                     (1,040,684)       (1,851,596)         (100,529)
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                                $  (554,612)     $ (1,477,334)      $   431,124
                                                                      ----------------  ----------------  ----------------

Net assets at beginning of year                                          $  4,481,899      $  7,080,699      $  6,437,316

Net (decrease) increase in net assets resulting from
      operations                                                             (554,612)       (1,477,334)          431,124

Capital shares transactions:
    Net premiums                                                              173,420           719,008         1,391,786
    Transfers of policy loans                                                  (7,194)            1,114             1,451
    Transfers of surrenders                                                  (358,618)         (419,330)         (303,839)
    Transfers of death benefits                                               (24,144)          (12,633)          (34,218)
    Transfers of other terminations                                           (96,246)         (115,638)         (145,565)
    Interfund and net transfers to general account                             10,335        (1,293,987)         (697,356)
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                      (302,447)       (1,121,466)          212,259
                                                                      ----------------  ----------------  ----------------

Total (decrease) increase in net assets                                      (857,059)       (2,598,800)          643,383
                                                                      ----------------  ----------------  ----------------

Net assets at end of year                                                $  3,624,840      $  4,481,899      $  7,080,699
                                                                      ----------------  ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                                Variable Insurance Products Fund

                                                                     ----------------------------------------------------
                                                                                   Equity-Income Portfolio
                                                                     ----------------------------------------------------
                                                                          2001              2000              1999

Investment income:
    Dividend income                                                      $   444,188       $   499,739       $   407,328
    Capital gains distributions                                            1,247,955         1,882,737           900,409
                                                                     ----------------  ----------------  ----------------

                                                                           1,692,143         2,382,476         1,307,737

    Expenses:
      Administrative expense                                                  38,810            41,204            44,566
      Mortality and expense risk                                             325,693           345,790           373,999
      Contract maintenance charge                                             26,488            25,020            26,672
                                                                     ----------------  ----------------  ----------------

      Net investment income                                                1,301,152         1,970,462           862,500

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                              (568,021)        1,025,457         1,303,519
    Net unrealized (depreciation) appreciation on
        investments                                                       (2,505,828)       (1,324,647)         (935,246)
                                                                     ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                    (3,073,849)         (299,190)          368,273
                                                                     ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                              $ (1,772,697)     $  1,671,272      $  1,230,773
                                                                     ----------------  ----------------  ----------------

Net assets at beginning of year                                         $ 27,330,870      $ 30,310,122      $ 27,130,618

Net (decrease) increase in net assets resulting from
      operations                                                          (1,772,697)        1,671,272         1,230,773

Capital shares transactions:
    Net premiums                                                           2,099,281         1,723,654         5,363,478
    Transfers of policy loans                                                 12,402            (2,974)          (42,001)
    Transfers of surrenders                                               (2,567,095)       (2,672,851)       (1,660,446)
    Transfers of death benefits                                             (173,362)         (147,764)          (62,841)
    Transfers of other terminations                                         (554,322)         (494,204)         (520,582)
    Interfund and net transfers to general account                          (657,113)       (3,056,385)       (1,128,877)
                                                                     ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                   (1,840,209)       (4,650,524)        1,948,731
                                                                     ----------------  ----------------  ----------------

Total (decrease) increase in net assets                                   (3,612,906)       (2,979,252)        3,179,504
                                                                     ----------------  ----------------  ----------------

Net assets at end of year                                               $ 23,717,964      $ 27,330,870      $ 30,310,122
                                                                     ----------------  ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                                 Variable Insurance Products Fund

                                                                      ----------------------------------------------------
                                                                                      Growth Portfolio
                                                                      ----------------------------------------------------
                                                                           2001              2000              1999

Investment income:
    Dividend income                                                        $   36,640        $   55,622        $   49,711
    Capital gains distributions                                             3,444,140         5,534,409         3,125,561
                                                                      ----------------  ----------------  ----------------

                                                                            3,480,780         5,590,031         3,175,272

    Expenses:
      Administrative expense                                                   64,548            85,846            53,575
      Mortality and expense risk                                              541,693           720,425           449,606
      Contract maintenance charge                                              50,621            46,353            29,538
                                                                      ----------------  ----------------  ----------------

      Net investment income                                                 2,823,918         4,737,407         2,642,553

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                             (1,833,037)        4,010,953         1,959,438
    Net unrealized (depreciation) appreciation on
        investments                                                       (11,204,797)      (16,482,322)        7,168,644
                                                                      ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                    (13,037,834)      (12,471,369)        9,128,082
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                              $ (10,213,916)     $ (7,733,962)     $ 11,770,635
                                                                      ----------------  ----------------  ----------------

Net assets at beginning of year                                          $ 53,620,470      $ 49,214,344      $ 27,707,561

Net (decrease) increase in net assets resulting from
      operations                                                          (10,213,916)       (7,733,962)       11,770,635

Capital shares transactions:
    Net premiums                                                            3,580,937        12,113,009        10,039,894
    Transfers of policy loans                                                  19,961           (41,919)          (19,963)
    Transfers of surrenders                                                (3,724,367)       (3,893,577)       (2,070,908)
    Transfers of death benefits                                              (156,143)         (198,322)          (34,780)
    Transfers of other terminations                                          (785,613)         (918,365)         (508,824)
    Interfund and net transfers to general account                         (5,171,690)        5,079,262         2,330,729
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                    (6,236,915)       12,140,088         9,736,148
                                                                      ----------------  ----------------  ----------------

Total (decrease) increase in net assets                                   (16,450,831)        4,406,126        21,506,783
                                                                      ----------------  ----------------  ----------------

Net assets at end of year                                                $ 37,169,639      $ 53,620,470      $ 49,214,344
                                                                      ----------------  ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999



                                                                               Variable Insurance Products Fund

                                                                      ----------------------------------------------------
                                                                                      Overseas Portfolio
                                                                      ----------------------------------------------------
                                                                           2001              2000               1999

Investment income:
    Dividend income                                                       $   277,352        $   87,810        $   70,311
    Capital gains distributions                                               438,395           552,968           113,405
                                                                      ----------------  ----------------   ---------------

                                                                              715,747           640,778           183,716

    Expenses:
      Administrative expense                                                    7,396             9,818             7,244
      Mortality and expense risk                                               62,067            82,389            60,789
      Contract maintenance charge                                               6,524             6,399             5,360
                                                                      ----------------  ----------------   ---------------

      Net investment income                                                   639,760           542,172           110,323

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                               (303,648)          276,391           170,861
    Net unrealized (depreciation) appreciation on
        investments                                                        (1,660,469)       (2,293,944)        1,512,914
                                                                      ----------------  ----------------   ---------------

      Net realized and unrealized (losses) gains on
           investments                                                     (1,964,117)       (2,017,553)        1,683,775
                                                                      ----------------  ----------------   ---------------

      Net (decrease) increase in net assets resulting
           from operations                                               $ (1,324,357)     $ (1,475,381)     $  1,794,098
                                                                      ----------------  ----------------   ---------------

Net assets at beginning of year                                          $  5,989,762      $  6,358,194      $  4,635,216

Net (decrease) increase in net assets resulting from
      operations                                                           (1,324,357)       (1,475,381)        1,794,098

Capital shares transactions:
    Net premiums                                                              381,459         1,360,222           464,119
    Transfers of policy loans                                                   1,150               632              (162)
    Transfers of surrenders                                                  (433,482)         (552,297)         (257,078)
    Transfers of death benefits                                               (16,807)           (2,043)          (11,917)
    Transfers of other terminations                                           (71,272)          (76,910)          (87,796)
    Interfund and net transfers to general account                           (429,758)          377,345          (178,286)
                                                                      ----------------  ----------------   ---------------

      Net (decrease) increase in net assets from capital share
           transactions                                                      (568,710)        1,106,949           (71,120)
                                                                      ----------------  ----------------   ---------------

Total (decrease) increase in net assets                                    (1,893,067)         (368,432)        1,722,978
                                                                      ----------------  ----------------   ---------------

Net assets at end of year                                                $  4,096,695      $  5,989,762      $  6,358,194
                                                                      ----------------  ----------------   ---------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                                Variable Insurance Products Fund

                                                                              -------------------------------------
                                                                                        Midcap Portfolio
                                                                              -------------------------------------
                                                                                    2001                2000

Investment income:
    Dividend income                                                           $                        $     4,692
    Capital gains distributions
                                                                              -----------------   -----------------

                                                                                                             4,692

    Expenses:
      Administrative expense                                                             2,522                 247
      Mortality and expense risk                                                        21,161               2,070
      Contract maintenance charge                                                        1,385                  37
                                                                              -----------------   -----------------

      Net investment income                                                            (25,068)              2,338

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                                         (46,074)             (2,331)
    Net unrealized (depreciation) appreciation on
        investments                                                                     56,637              45,512
                                                                              -----------------   -----------------

      Net realized and unrealized (losses) gains on
           investments                                                                  10,563              43,181
                                                                              -----------------   -----------------

      Net (decrease) increase in net assets resulting
           from operations                                                        $    (14,505)        $    45,519
                                                                              -----------------   -----------------

Net assets at beginning of year                                                  $   1,230,175    $

Net (decrease) increase in net assets resulting from
      operations                                                                       (14,505)             45,519

Capital shares transactions:
    Net premiums                                                                     1,065,723             184,985
    Transfers of policy loans
    Transfers of surrenders                                                             (6,330)
    Transfers of death benefits
    Transfers of other terminations                                                    (39,597)               (218)
    Interfund and net transfers to general account                                     378,328             999,889
                                                                              -----------------   -----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                              1,398,124           1,184,656
                                                                              -----------------   -----------------

Total (decrease) increase in net assets                                              1,383,619           1,230,175
                                                                              -----------------   -----------------

Net assets at end of year                                                        $   2,613,794       $   1,230,175
                                                                              -----------------   -----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                                     Variable Insurance Products Fund II

                                                                              ----------------------------------------------------
                                                                                             Asset Manager Portfolio
                                                                              ----------------------------------------------------
                                                                                   2001              2000              1999

Investment income:
    Dividend income                                                               $   359,068       $   352,440       $   328,912
    Capital gains distributions                                                       134,650           830,325           416,622
                                                                              ----------------  ----------------  ----------------

                                                                                      493,718         1,182,765           745,534

    Expenses:
      Administrative expense                                                           12,059            15,406            15,747
      Mortality and expense risk                                                      101,202           129,285           132,151
      Contract maintenance charge                                                       8,261             8,889             8,759
                                                                              ----------------  ----------------  ----------------

      Net investment income                                                           372,196         1,029,185           588,877

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                                       (401,279)          142,934           290,650
    Net unrealized (depreciation) appreciation on
        investments                                                                  (441,805)       (1,708,761)           77,798
                                                                              ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                               (843,084)       (1,565,827)          368,448
                                                                              ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                                        $  (470,888)      $  (536,642)      $   957,325
                                                                              ----------------  ----------------  ----------------

Net assets at beginning of year                                                  $  9,276,571      $ 11,284,126      $  9,994,590

Net (decrease) increase in net assets resulting from
      operations                                                                     (470,888)         (536,642)          957,325

Capital shares transactions:
    Net premiums                                                                      572,374           845,835         1,652,160
    Transfers of policy loans                                                           5,016             8,944             4,995
    Transfers of surrenders                                                        (1,443,689)       (1,740,796)         (667,529)
    Transfers of death benefits                                                      (143,739)           (4,514)          (87,135)
    Transfers of other terminations                                                  (208,298)         (169,212)         (149,818)
    Interfund and net transfers to general account                                   (166,681)         (411,170)         (420,462)
                                                                              ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                            (1,385,017)       (1,470,913)          332,211
                                                                              ----------------  ----------------  ----------------

Total (decrease) increase in net assets                                            (1,855,905)       (2,007,555)        1,289,536
                                                                              ----------------  ----------------  ----------------

Net assets at end of year                                                        $  7,420,666      $  9,276,571      $ 11,284,126
                                                                              ----------------  ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                                     Variable Insurance Products Fund II

                                                                              ----------------------------------------------------
                                                                                         Investment Grade Bond Portfolio
                                                                              ----------------------------------------------------
                                                                                   2001              2000               1999

Investment income:
    Dividend income                                                               $   260,477       $   340,976       $   189,896
    Capital gains distributions                                                                                            59,575
                                                                              ----------------  ----------------   ---------------

                                                                                      260,477           340,976           249,471

    Expenses:
      Administrative expense                                                            8,830             6,675             8,037
      Mortality and expense risk                                                       74,103            56,014            67,451
      Contract maintenance charge                                                       4,509             3,584             3,565
                                                                              ----------------  ----------------   ---------------

      Net investment income                                                           173,035           274,703           170,418

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                                         68,932          (199,469)           (5,194)
    Net unrealized (depreciation) appreciation on
        investments                                                                   118,835           324,308          (299,351)
                                                                              ----------------  ----------------   ---------------

      Net realized and unrealized (losses) gains on
           investments                                                                187,767           124,839          (304,545)
                                                                              ----------------  ----------------   ---------------

      Net (decrease) increase in net assets resulting
           from operations                                                        $   360,802       $   399,542       $  (134,127)
                                                                              ----------------  ----------------   ---------------

Net assets at beginning of year                                                  $  4,721,249      $  5,383,130      $  4,451,512

Net (decrease) increase in net assets resulting from
      operations                                                                      360,802           399,542          (134,127)

Capital shares transactions:
    Net premiums                                                                      897,015           517,816         2,156,896
    Transfers of policy loans                                                          (9,050)           (2,882)            2,656
    Transfers of surrenders                                                          (381,729)         (332,692)         (345,265)
    Transfers of death benefits                                                       (89,644)          (20,803)          (43,057)
    Transfers of other terminations                                                  (130,295)          (87,119)          (63,101)
    Interfund and net transfers to general account                                  1,746,723        (1,135,743)         (642,384)
                                                                              ----------------  ----------------   ---------------

      Net (decrease) increase in net assets from capital share
           transactions                                                             2,033,020        (1,061,423)        1,065,745
                                                                              ----------------  ----------------   ---------------

Total (decrease) increase in net assets                                             2,393,822          (661,881)          931,618
                                                                              ----------------  ----------------   ---------------

Net assets at end of year                                                        $  7,115,071      $  4,721,249      $  5,383,130
                                                                              ----------------  ----------------   ---------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                      Variable Insurance Products Fund II

                                                               ----------------------------------------------------
                                                                              Index 500 Portfolio
                                                               ----------------------------------------------------
                                                                    2001               2000              1999

Investment income:
    Dividend income                                                $   437,371       $   442,841       $   244,796
    Capital gains distributions                                                          193,577           166,112
                                                               ----------------   ---------------   ---------------

                                                                       437,371           636,418           410,908

    Expenses:
      Administrative expense                                            53,292            66,493            49,038
      Mortality and expense risk                                       447,230           558,017           411,530
      Contract maintenance charge                                       44,814            41,606            28,776
                                                               ----------------   ---------------   ---------------

      Net investment income                                           (107,965)          (29,698)          (78,436)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                         559,248         2,889,062         1,804,895
    Net unrealized (depreciation) appreciation on
        investments                                                 (6,028,059)       (7,744,504)        4,144,885
                                                               ----------------   ---------------   ---------------

      Net realized and unrealized (losses) gains on
           investments                                              (5,468,811)       (4,855,442)        5,949,780
                                                               ----------------   ---------------   ---------------

      Net (decrease) increase in net assets resulting
           from operations                                        $ (5,576,776)     $ (4,885,140)     $  5,871,344
                                                               ----------------   ---------------   ---------------

Net assets at beginning of year                                   $ 41,228,375      $ 43,422,060      $ 23,878,794

Net (decrease) increase in net assets resulting from
      operations                                                    (5,576,776)       (4,885,140)        5,871,344

Capital shares transactions:
    Net premiums                                                     2,316,634         7,826,274        12,979,359
    Transfers of policy loans                                            1,585           (22,895)          (18,661)
    Transfers of surrenders                                         (2,907,187)       (2,769,843)       (1,072,745)
    Transfers of death benefits                                       (207,561)         (193,315)          (28,360)
    Transfers of other terminations                                   (566,755)         (868,877)         (560,725)
    Interfund and net transfers to general account                  (2,899,972)       (1,279,889)        2,373,054
                                                               ----------------   ---------------   ---------------

      Net (decrease) increase in net assets from capital share
           transactions                                             (4,263,256)        2,691,455        13,671,922
                                                               ----------------   ---------------   ---------------

Total (decrease) increase in net assets                             (9,840,032)       (2,193,685)       19,543,266
                                                               ----------------   ---------------   ---------------

Net assets at end of year                                         $ 31,388,343      $ 41,228,375      $ 43,422,060
                                                               ----------------   ---------------   ---------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                       Variable Insurance Products Fund II

                                                                ----------------------------------------------------
                                                                              Contrafund Portfolio
                                                                ----------------------------------------------------
                                                                     2001              2000              1999

Investment income:
    Dividend income                                                $   167,228         $   77,392        $   65,432
    Capital gains distributions                                        590,217          2,809,314           479,834
                                                                ---------------   ----------------  ----------------

                                                                       757,445          2,886,706           545,266

    Expenses:
      Administrative expense                                            30,122             35,311            24,746
      Mortality and expense risk                                       252,783            296,332           207,669
      Contract maintenance charge                                       28,071             23,515            15,839
                                                                ---------------   ----------------  ----------------

      Net investment income                                            446,469          2,531,548           297,012

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                        (125,962)         1,151,996         1,018,462
    Net unrealized (depreciation) appreciation on
        investments                                                 (3,557,090)        (5,666,968)        2,333,521
                                                                ---------------   ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                              (3,683,052)        (4,514,972)        3,351,983
                                                                ---------------   ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                        $ (3,236,583)      $ (1,983,424)     $  3,648,995
                                                                ---------------   ----------------  ----------------

Net assets at beginning of year                                   $ 23,439,413       $ 22,043,087      $ 12,944,327

Net (decrease) increase in net assets resulting from
      operations                                                    (3,236,583)        (1,983,424)        3,648,995

Capital shares transactions:
    Net premiums                                                     1,612,592          5,247,775         5,594,931
    Transfers of policy loans                                            4,372             (1,869)           (2,141)
    Transfers of surrenders                                         (1,335,590)        (1,251,210)         (669,452)
    Transfers of death benefits                                        (25,372)          (168,071)          (35,458)
    Transfers of other terminations                                   (386,328)          (366,860)         (321,907)
    Interfund and net transfers to general account                  (1,536,309)           (80,015)          883,792
                                                                ---------------   ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                             (1,666,635)         3,379,750         5,449,765
                                                                ---------------   ----------------  ----------------

Total (decrease) increase in net assets                             (4,903,218)         1,396,326         9,098,760
                                                                ---------------   ----------------  ----------------

Net assets at end of year                                         $ 18,536,195       $ 23,439,413      $ 22,043,087
                                                                ---------------   ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                   Variable Insurance Products Fund II

                                                                ----------------------------------------------------
                                                                         Asset Manager: Growth Portfolio
                                                                ----------------------------------------------------
                                                                     2001              2000              1999

Investment income:
    Dividend income                                                 $   152,106       $   138,997       $   121,753
    Capital gains distributions                                         183,308           563,503           201,931
                                                                ----------------  ----------------  ----------------

                                                                        335,414           702,500           323,684

    Expenses:
      Administrative expense                                              7,145             9,803             8,823
      Mortality and expense risk                                         59,964            82,269            74,040
      Contract maintenance charge                                         6,273             6,766             6,240
                                                                ----------------  ----------------  ----------------

      Net investment income                                             262,032           603,662           234,581

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                         (407,772)           92,666           201,802
    Net unrealized (depreciation) appreciation on
        investments                                                    (367,191)       (1,613,086)          347,897
                                                                ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                 (774,963)       (1,520,420)          549,699
                                                                ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                          $  (512,931)      $  (916,758)      $   784,280
                                                                ----------------  ----------------  ----------------

Net assets at beginning of year                                    $  5,696,438      $  6,800,541      $  4,947,729

Net (decrease) increase in net assets resulting from
      operations                                                       (512,931)         (916,758)          784,280

Capital shares transactions:
    Net premiums                                                        406,291           985,381         1,259,896
    Transfers of policy loans                                             3,736             8,087           (10,248)
    Transfers of surrenders                                            (641,196)         (644,898)         (133,855)
    Transfers of death benefits                                         (29,263)          (18,108)          (10,660)
    Transfers of other terminations                                    (114,692)         (133,656)         (158,543)
    Interfund and net transfers to general account                     (395,966)         (384,151)          121,942
                                                                ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                (771,090)         (187,345)        1,068,532
                                                                ----------------  ----------------  ----------------

Total (decrease) increase in net assets                              (1,284,021)       (1,104,103)        1,852,812
                                                                ----------------  ----------------  ----------------

Net assets at end of year                                          $  4,412,417      $  5,696,438      $  6,800,541
                                                                ----------------  ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                      Variable Insurance Products Fund III

                                                               ----------------------------------------------------
                                                                               Balanced Portfolio
                                                               ----------------------------------------------------
                                                                    2001               2000              1999

Investment income:
    Dividend income                                                $   126,952       $   111,994        $   48,703
    Capital gains distributions                                                           93,328            56,601
                                                               ----------------   ---------------   ---------------

                                                                       126,952           205,322           105,304

    Expenses:
      Administrative expense                                             5,194             5,517             4,455
      Mortality and expense risk                                        43,591            46,303            37,385
      Contract maintenance charge                                        3,577             3,299             2,021
                                                               ----------------   ---------------   ---------------

      Net investment income                                             74,590           150,203            61,443

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                        (108,152)            6,964            48,144
    Net unrealized (depreciation) appreciation on
        investments                                                    (84,886)         (368,922)          (30,812)
                                                               ----------------   ---------------   ---------------

      Net realized and unrealized (losses) gains on
           investments                                                (193,038)         (361,958)           17,332
                                                               ----------------   ---------------   ---------------

      Net (decrease) increase in net assets resulting
           from operations                                         $  (118,448)      $  (211,755)       $   78,775
                                                               ----------------   ---------------   ---------------

Net assets at beginning of year                                   $  3,558,438      $  3,650,118      $  1,941,731

Net (decrease) increase in net assets resulting from
      operations                                                      (118,448)         (211,755)           78,775

Capital shares transactions:
    Net premiums                                                       332,197           533,096         1,659,319
    Transfers of policy loans                                            6,929             5,260            (8,898)
    Transfers of surrenders                                           (162,314)         (171,295)          (48,002)
    Transfers of death benefits                                        (94,378)          (57,777)           (8,586)
    Transfers of other terminations                                    (92,069)          (87,456)          (46,830)
    Interfund and net transfers to general account                     (46,034)         (101,753)           82,609
                                                               ----------------   ---------------   ---------------

      Net (decrease) increase in net assets from capital share
           transactions                                                (55,669)          120,075         1,629,612
                                                               ----------------   ---------------   ---------------

Total (decrease) increase in net assets                               (174,117)          (91,680)        1,708,387
                                                               ----------------   ---------------   ---------------

Net assets at end of year                                         $  3,384,321      $  3,558,438      $  3,650,118
                                                               ----------------   ---------------   ---------------


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                       Variable Insurance Products Fund III

                                                                ----------------------------------------------------
                                                                             Growth & Income Portfolio
                                                                ----------------------------------------------------
                                                                     2001              2000              1999

Investment income:
    Dividend income                                                $   113,108        $   100,520        $   31,870
    Capital gains distributions                                        363,137            656,026            63,740
                                                                ---------------   ----------------  ----------------

                                                                       476,245            756,546            95,610

    Expenses:
      Administrative expense                                            12,127             13,677            10,667
      Mortality and expense risk                                       101,774            114,780            89,519
      Contract maintenance charge                                        9,965              9,054             5,428
                                                                ---------------   ----------------  ----------------

      Net investment income                                            352,379            619,035           (10,004)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                        (360,130)           276,754           247,612
    Net unrealized (depreciation) appreciation on
        investments                                                   (939,434)        (1,365,399)          258,233
                                                                ---------------   ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                              (1,299,564)        (1,088,645)          505,845
                                                                ---------------   ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                         $  (947,185)       $  (469,610)      $   495,841
                                                                ---------------   ----------------  ----------------

Net assets at beginning of year                                   $  9,004,885       $  9,068,414      $  4,759,121

Net (decrease) increase in net assets resulting from
      operations                                                      (947,185)          (469,610)          495,841

Capital shares transactions:
    Net premiums                                                       639,345          1,712,234         3,780,951
    Transfers of policy loans                                           (6,639)            (4,965)          (11,750)
    Transfers of surrenders                                           (349,339)          (517,463)          (73,729)
    Transfers of death benefits                                        (77,851)           (85,128)           (8,978)
    Transfers of other terminations                                   (164,851)          (173,457)          (91,071)
    Interfund and net transfers to general account                    (513,825)          (525,140)          218,029
                                                                ---------------   ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                               (473,160)           406,081         3,813,452
                                                                ---------------   ----------------  ----------------

Total (decrease) increase in net assets                             (1,420,345)           (63,529)        4,309,293
                                                                ---------------   ----------------  ----------------

Net assets at end of year                                         $  7,584,540       $  9,004,885      $  9,068,414
                                                                ---------------   ----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                        Variable Insurance Products Fund III

                                                                 ----------------------------------------------------
                                                                           Growth Opportunities Portfolio
                                                                 ----------------------------------------------------
                                                                      2001              2000              1999

Investment income:
    Dividend income                                                   $   20,344        $   95,024        $   51,200
    Capital gains distributions                                                            481,909            95,722
                                                                 ----------------  ----------------  ----------------

                                                                          20,344           576,933           146,922

    Expenses:
      Administrative expense                                               7,555            10,560             9,771
      Mortality and expense risk                                          63,401            88,624            81,999
      Contract maintenance charge                                          7,318             8,017             6,231
                                                                 ----------------  ----------------  ----------------

      Net investment income                                              (57,930)          469,732            48,921

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                          (468,199)           45,879           171,585
    Net unrealized (depreciation) appreciation on
        investments                                                     (420,740)       (1,904,113)          (52,308)
                                                                 ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                  (888,939)       (1,858,234)          119,277
                                                                 ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                           $  (946,869)     $ (1,388,502)      $   168,198
                                                                 ----------------  ----------------  ----------------

Net assets at beginning of year                                     $  6,127,285      $  7,743,927      $  4,835,642

Net (decrease) increase in net assets resulting from
      operations                                                        (946,869)       (1,388,502)          168,198

Capital shares transactions:
    Net premiums                                                         208,939         1,061,981         2,732,213
    Transfers of policy loans                                              4,511            (6,530)           (4,443)
    Transfers of surrenders                                             (392,484)         (391,285)         (109,451)
    Transfers of death benefits                                          (36,143)          (47,856)           (8,941)
    Transfers of other terminations                                      (86,144)          (97,406)         (108,830)
    Interfund and net transfers to general account                      (482,885)         (747,044)          239,539
                                                                 ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                 (784,206)         (228,140)        2,740,087
                                                                 ----------------  ----------------  ----------------

Total (decrease) increase in net assets                               (1,731,075)       (1,616,642)        2,908,285
                                                                 ----------------  ----------------  ----------------

Net assets at end of year                                           $  4,396,210      $  6,127,285      $  7,743,927
                                                                 ----------------  ----------------  ----------------

Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                    American Century Variable Portfolios, Inc.

                                                               ----------------------------------------------------
                                                                                Balanced Portfolio
                                                               ----------------------------------------------------
                                                                    2001               2000              1999

Investment income:
    Dividend income                                                 $   27,864        $   22,016        $   11,995
    Capital gains distributions                                         33,078            13,864            82,763
                                                               ----------------   ---------------   ---------------

                                                                        60,942            35,880            94,758

    Expenses:
      Administrative expense                                             1,657             1,407             1,038
      Mortality and expense risk                                        13,904            11,809             8,715
      Contract maintenance charge                                          982               765               516
                                                               ----------------   ---------------   ---------------

      Net investment income                                             44,399            21,899            84,489

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                         (36,554)          (11,509)           (6,468)
    Net unrealized (depreciation) appreciation on
        investments                                                    (59,703)          (53,708)          (13,667)
                                                               ----------------   ---------------   ---------------

      Net realized and unrealized (losses) gains on
           investments                                                 (96,257)          (65,217)          (20,135)
                                                               ----------------   ---------------   ---------------

      Net (decrease) increase in net assets resulting
           from operations                                         $   (51,858)      $   (43,318)       $   64,354
                                                               ----------------   ---------------   ---------------

Net assets at beginning of year                                   $  1,052,664       $   861,226       $   588,604

Net (decrease) increase in net assets resulting from
      operations                                                       (51,858)          (43,318)           64,354

Capital shares transactions:
    Net premiums                                                       240,318           298,904           242,591
    Transfers of policy loans                                            1,352             1,862            (2,014)
    Transfers of surrenders                                            (24,947)          (54,375)          (26,643)
    Transfers of death benefits                                         (9,260)          (13,387)
    Transfers of other terminations                                    (31,050)          (19,587)           (8,212)
    Interfund and net transfers to general account                      62,166            21,339             2,546
                                                               ----------------   ---------------   ---------------

      Net (decrease) increase in net assets from capital share
           transactions                                                238,579           234,756           208,268
                                                               ----------------   ---------------   ---------------

Total (decrease) increase in net assets                                186,721           191,438           272,622
                                                               ----------------   ---------------   ---------------

Net assets at end of year                                         $  1,239,385      $  1,052,664       $   861,226
                                                               ----------------   ---------------   ---------------

Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999



                                                                     American Century Variable Portfolios, Inc.

                                                                ----------------------------------------------------
                                                                           Capital Appreciation Portfolio
                                                                ----------------------------------------------------
                                                                     2001              2000              1999

Investment income:
    Dividend income                                             $                 $                 $
    Capital gains distributions                                      1,218,939             53,689
                                                                ---------------   ----------------  ----------------

                                                                     1,218,939             53,689

    Expenses:
      Administrative expense                                             4,814              4,471               904
      Mortality and expense risk                                        40,395             37,516             7,583
      Contract maintenance charge                                        3,679              1,425               561
                                                                ---------------   ----------------  ----------------

      Net investment income                                          1,170,051             10,277            (9,048)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                        (984,733)           488,961            (8,229)
    Net unrealized (depreciation) appreciation on
        investments                                                 (1,418,739)          (632,474)          367,555
                                                                ---------------   ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                              (2,403,472)          (143,513)          359,326
                                                                ---------------   ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                        $ (1,233,421)       $  (133,236)      $   350,278
                                                                ---------------   ----------------  ----------------

Net assets at beginning of year                                   $  4,195,597       $  1,008,162       $   473,579

Net (decrease) increase in net assets resulting from
      operations                                                    (1,233,421)          (133,236)          350,278

Capital shares transactions:
    Net premiums                                                       512,698          1,882,517           114,291
    Transfers of policy loans                                           (2,848)               (21)              181
    Transfers of surrenders                                           (197,013)          (107,967)          (14,429)
    Transfers of death benefits                                         (3,081)          (138,982)
    Transfers of other terminations                                    (66,125)           (53,714)          (11,005)
    Interfund and net transfers to general account                    (418,327)         1,738,838            95,267
                                                                ---------------   ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                               (174,696)         3,320,671           184,305
                                                                ---------------   ----------------  ----------------

Total (decrease) increase in net assets                             (1,408,117)         3,187,435           534,583
                                                                ---------------   ----------------  ----------------

Net assets at end of year                                         $  2,787,480       $  4,195,597      $  1,008,162
                                                                ---------------   ----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                     American Century Variable Portfolios, Inc.

                                                                ----------------------------------------------------
                                                                               International Portfolio
                                                                ----------------------------------------------------
                                                                     2001              2000              1999

Investment income:
    Dividend income                                                  $    3,493        $    4,142   $
    Capital gains distributions                                         385,678            61,932
                                                                ----------------  ----------------  ----------------

                                                                        389,171            66,074

    Expenses:
      Administrative expense                                              5,627             6,427             2,355
      Mortality and expense risk                                         47,223            53,937            19,767
      Contract maintenance charge                                         4,461             2,462             1,207
                                                                ----------------  ----------------  ----------------

      Net investment income                                             331,860             3,248           (23,329)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                          (73,829)          233,144            25,436
    Net unrealized (depreciation) appreciation on
        investments                                                  (1,711,146)       (1,182,703)          992,347
                                                                ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                               (1,784,975)         (949,559)        1,017,783
                                                                ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                         $ (1,453,115)      $  (946,311)      $   994,454
                                                                ----------------  ----------------  ----------------

Net assets at beginning of year                                    $  4,755,934      $  2,847,535      $  1,170,066

Net (decrease) increase in net assets resulting from
      operations                                                     (1,453,115)         (946,311)          994,454

Capital shares transactions:
    Net premiums                                                        522,731         1,984,484           536,161
    Transfers of policy loans                                              (920)             (456)             (660)
    Transfers of surrenders                                            (399,257)         (204,152)          (13,742)
    Transfers of death benefits                                          (7,081)             (662)
    Transfers of other terminations                                     (71,916)          (56,699)          (13,635)
    Interfund and net transfers to general account                     (288,247)        1,132,195           174,891
                                                                ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                (244,690)        2,854,710           683,015
                                                                ----------------  ----------------  ----------------

Total (decrease) increase in net assets                              (1,697,805)        1,908,399         1,677,469
                                                                ----------------  ----------------  ----------------

Net assets at end of year                                          $  3,058,129      $  4,755,934      $  2,847,535
                                                                ----------------  ----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                           American Century Variable Portfolios, Inc.

                                                           ------------------------------------------
                                                                        Value Portfolio
                                                           ------------------------------------------
                                                               2001          2000           1999

Investment income:
    Dividend income                                           $  27,231      $  21,234     $  17,599
    Capital gains distributions                                                 54,334       166,732
                                                           ------------- -------------- -------------

                                                                 27,231         75,568       184,331

    Expenses:
      Administrative expense                                      4,480          2,611         2,697
      Mortality and expense risk                                 37,600         21,912        22,635
      Contract maintenance charge                                 3,222          1,708         2,169
                                                           ------------- -------------- -------------

      Net investment income                                     (18,071)        49,337       156,830

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                   33,064       (100,474)      (75,400)
    Net unrealized (depreciation) appreciation on
        investments                                             325,080        334,598      (136,115)
                                                           ------------- -------------- -------------

      Net realized and unrealized (losses) gains on
           investments                                          358,144        234,124      (211,515)
                                                           ------------- -------------- -------------

      Net (decrease) increase in net assets resulting
           from operations                                    $ 340,073      $ 283,461     $ (54,685)
                                                           ------------- -------------- -------------

Net assets at beginning of year                              $2,180,858     $1,738,787    $1,791,579

Net (decrease) increase in net assets resulting from
      operations                                                340,073        283,461       (54,685)

Capital shares transactions:
    Net premiums                                                578,802        282,647       294,033
    Transfers of policy loans                                      (424)         1,073        (1,318)
    Transfers of surrenders                                    (136,703)       (57,901)      (82,358)
    Transfers of death benefits                                 (18,423)          (848)       (6,566)
    Transfers of other terminations                             (94,580)       (47,959)      (41,902)
    Interfund and net transfers to general account            1,275,913        (18,402)     (159,996)
                                                           ------------- -------------- -------------

      Net (decrease) increase in net assets from
           capital share transactions                         1,604,585        158,610         1,893
                                                           ------------- -------------- -------------

Total (decrease) increase in net assets                       1,944,658        442,071       (52,792)
                                                           ------------- -------------- -------------

Net assets at end of year                                    $4,125,516     $2,180,858    $1,738,787
                                                           ------------- -------------- -------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                             American Century Variable Portfolios, Inc.

                                                             ------------------------------------------
                                                                     Income & Growth Portfolio
                                                             ------------------------------------------
                                                                 2001           2000          1999

Investment income:
    Dividend income                                             $  17,044      $   8,193       $    73
    Capital gains distributions
                                                             -------------  ------------- -------------

                                                                   17,044          8,193            73

    Expenses:
      Administrative expense                                        2,873          2,678           990
      Mortality and expense risk                                   24,109         22,472         8,310
      Contract maintenance charge                                   2,068          1,394           327
                                                             -------------  ------------- -------------

      Net investment income                                       (12,006)       (18,351)       (9,554)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                    (32,417)        24,335        16,206
    Net unrealized (depreciation) appreciation on
        investments                                              (152,338)      (232,291)      106,838
                                                             -------------  ------------- -------------

      Net realized and unrealized (losses) gains on
           investments                                           (184,755)      (207,956)      123,044
                                                             -------------  ------------- -------------

      Net (decrease) increase in net assets resulting
           from operations                                      $(196,761)    $ (226,307)    $ 113,490
                                                             -------------  ------------- -------------

Net assets at beginning of year                               $ 2,051,090     $1,172,804     $ 145,186

Net (decrease) increase in net assets resulting from
      operations                                                 (196,761)      (226,307)      113,490

Capital shares transactions:
    Net premiums                                                  268,073        753,518       716,429
    Transfers of policy loans                                     (10,135)           617        (5,394)
    Transfers of surrenders                                      (196,948)       (57,500)      (21,890)
    Transfers of death benefits                                    (6,323)       (12,842)
    Transfers of other terminations                               (26,226)       (44,178)      (13,912)
    Interfund and net transfers to general account                (18,535)       464,978       238,895
                                                             -------------  ------------- -------------

      Net (decrease) increase in net assets from
           capital share transactions                               9,906      1,104,593       914,128
                                                             -------------  ------------- -------------

Total (decrease) increase in net assets                          (186,855)       878,286     1,027,618
                                                             -------------  ------------- -------------

Net assets at end of year                                     $ 1,864,235     $2,051,090    $1,172,804
                                                             -------------  ------------- -------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                  Massachusetts Financial Services
                                                                      Investment Management
                                                             --------------------------------------------
                                                                  VIT Emerging Growth Series Portfolio
                                                             --------------------------------------------
                                                                 2001           2000            1999

Investment income:
    Dividend income                                          $                 $  465,523   $
    Capital gains distributions                                   536,009
                                                             -------------  --------------  -------------

                                                                  536,009         465,523

    Expenses:
      Administrative expense                                       11,851          14,072          1,828
      Mortality and expense risk                                   99,455         118,093         15,340
      Contract maintenance charge                                  10,367           5,102            403
                                                             -------------  --------------  -------------

      Net investment income                                       414,336         328,256        (17,571)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                 (1,675,270)        711,626         48,155
    Net unrealized (depreciation) appreciation on
        investments                                            (2,579,306)     (3,809,589)     1,221,538
                                                             -------------  --------------  -------------

      Net realized and unrealized (losses) gains on
           investments                                         (4,254,576)     (3,097,963)     1,269,693
                                                             -------------  --------------  -------------

      Net (decrease) increase in net assets resulting
           from operations                                   $ (3,840,240)    $(2,769,707)    $1,252,122
                                                             -------------  --------------  -------------

Net assets at beginning of year                              $ 10,880,096     $ 3,693,666      $ 126,969

Net (decrease) increase in net assets resulting from
      operations                                               (3,840,240)     (2,769,707)     1,252,122

Capital shares transactions:
    Net premiums                                                1,229,986       5,541,412      1,589,235
    Transfers of policy loans                                       1,822            (465)        (2,873)
    Transfers of surrenders                                      (260,549)       (126,074)       (57,677)
    Transfers of death benefits                                    (6,473)        (37,873)
    Transfers of other terminations                              (170,084)       (184,104)        (9,778)
    Interfund and net transfers to general account               (870,615)      4,763,241        795,668
                                                             -------------  --------------  -------------

      Net (decrease) increase in net assets from
           capital share transactions                             (75,913)      9,956,137      2,314,575
                                                             -------------  --------------  -------------

Total (decrease) increase in net assets                        (3,916,153)      7,186,430      3,566,697
                                                             -------------  --------------  -------------

Net assets at end of year                                     $ 6,963,943     $10,880,096     $3,693,666
                                                             -------------  --------------  -------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                               Massachusetts Financial Services
                                                                   Investment Management
                                                           ------------------------------------------
                                                               VIT Investors Trust Series Portfolio
                                                           ------------------------------------------
                                                               2001           2000          1999

Investment income:
    Dividend income                                            $   5,985     $   9,690       $   733
    Capital gains distributions                                   30,720                         879
                                                           -------------- -------------  ------------

                                                                  36,705         9,690         1,612

    Expenses:
      Administrative expense                                       1,703         1,297           498
      Mortality and expense risk                                  14,292        10,883         4,178
      Contract maintenance charge                                  1,057           639           187
                                                           -------------- -------------  ------------

      Net investment income                                       19,653        (3,129)       (3,251)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                   (37,459)        6,975         1,688
    Net unrealized (depreciation) appreciation on
        investments                                             (202,194)      (16,320)       26,979
                                                           -------------- -------------  ------------

      Net realized and unrealized (losses) gains on
           investments                                          (239,653)       (9,345)       28,667
                                                           -------------- -------------  ------------

      Net (decrease) increase in net assets resulting
           from operations                                    $ (220,000)    $ (12,474)     $ 25,416
                                                           -------------- -------------  ------------

Net assets at beginning of year                              $ 1,051,267     $ 674,806      $ 29,309

Net (decrease) increase in net assets resulting from
      operations                                                (220,000)      (12,474)       25,416

Capital shares transactions:
    Net premiums                                                 231,261       390,122       542,188
    Transfers of policy loans
    Transfers of surrenders                                      (18,413)       (8,481)       (5,023)
    Transfers of death benefits
    Transfers of other terminations                              (32,708)      (16,229)       (4,824)
    Interfund and net transfers to general account                95,725        23,523        87,740
                                                           -------------- -------------  ------------

      Net (decrease) increase in net assets from
           capital share transactions                            275,865       388,935       620,081
                                                           -------------- -------------  ------------

Total (decrease) increase in net assets                           55,865       376,461       645,497
                                                           -------------- -------------  ------------

Net assets at end of year                                    $ 1,107,132    $1,051,267      $674,806
                                                           -------------- -------------  ------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                               Massachusetts Financial Services
                                                                   Investment Management
                                                            -----------------------------------------
                                                               VIT New Discovery Series Portfolio
                                                            -----------------------------------------
                                                                2001           2000         1999

Investment income:
    Dividend income                                         $                 $  29,390     $  7,690
    Capital gains distributions                                  124,829
                                                            -------------  ------------- ------------

                                                                 124,829         29,390        7,690

    Expenses:
      Administrative expense                                       5,698          3,500          141
      Mortality and expense risk                                  47,818         29,374        1,181
      Contract maintenance charge                                  4,574          1,267           20
                                                            -------------  ------------- ------------

      Net investment income                                       66,739         (4,751)       6,348

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                  (367,517)       142,512        8,132
    Net unrealized (depreciation) appreciation on
        investments                                              (16,062)      (399,189)     114,984
                                                            -------------  ------------- ------------

      Net realized and unrealized (losses) gains on
           investments                                          (383,579)      (256,677)     123,116
                                                            -------------  ------------- ------------

      Net (decrease) increase in net assets resulting
           from operations                                    $ (316,840)    $ (261,428)    $129,464
                                                            -------------  ------------- ------------

Net assets at beginning of year                               $3,874,269      $ 503,926     $  1,095

Net (decrease) increase in net assets resulting from
      operations                                                (316,840)      (261,428)     129,464

Capital shares transactions:
    Net premiums                                                 710,847      2,069,337      242,984
    Transfers of policy loans                                        607         (2,038)
    Transfers of surrenders                                     (187,486)       (32,899)
    Transfers of death benefits                                   (4,415)       (22,752)
    Transfers of other terminations                              (60,054)       (32,999)
    Interfund and net transfers to general account               (87,593)     1,653,122      130,383
                                                            -------------  ------------- ------------

      Net (decrease) increase in net assets from
           capital share transactions                            371,906      3,631,771      373,367
                                                            -------------  ------------- ------------

Total (decrease) increase in net assets                           55,066      3,370,343      502,831
                                                            -------------  ------------- ------------

Net assets at end of year                                     $3,929,335     $3,874,269     $503,926
                                                            -------------  ------------- ------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                                Massachusetts Financial Services

                                                                      ----------------------------------------------------

                                                                                  VIT Research Series Portfolio
                                                                      ----------------------------------------------------
                                                                           2001              2000              1999

Investment income:
    Dividend income                                                         $     375       $   127,595         $     657
    Capital gains distributions                                               360,148                               3,473
                                                                      ----------------  ----------------  ----------------

                                                                              360,523           127,595             4,130

    Expenses:
      Administrative expense                                                    4,094             3,549             1,082
      Mortality and expense risk                                               34,359            29,784             9,080
      Contract maintenance charge                                               2,475             1,123               269
                                                                      ----------------  ----------------  ----------------

      Net investment income                                                   319,595            93,139            (6,301)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                               (176,309)           71,748            14,984
    Net unrealized (depreciation) appreciation on
        investments                                                          (886,176)         (410,123)          217,509
                                                                      ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                     (1,062,485)         (338,375)          232,493
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                                $  (742,890)      $  (245,236)      $   226,192
                                                                      ----------------  ----------------  ----------------

Net assets at beginning of year                                          $  2,930,830      $  1,541,364       $   115,273

Net (decrease) increase in net assets resulting from
      operations                                                             (742,890)         (245,236)          226,192

Capital shares transactions:
    Net premiums                                                              486,299         1,231,552         1,005,242
    Transfers of policy loans                                                   2,301            (8,581)               80
    Transfers of surrenders                                                   (89,139)          (58,256)          (32,384)
    Transfers of death benefits                                               (26,209)          (57,334)
    Transfers of other terminations                                           (53,119)          (39,861)           (6,024)
    Interfund and net transfers to general account                             49,853           567,182           232,985
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                       369,986         1,634,702         1,199,899
                                                                      ----------------  ----------------  ----------------

Total (decrease) increase in net assets                                      (372,904)        1,389,466         1,426,091
                                                                      ----------------  ----------------  ----------------

Net assets at end of year                                                $  2,557,926      $  2,930,830      $  1,541,364
                                                                      ----------------  ----------------  ----------------

Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                                 Lord, Abbett & Company

                                                                       --------------------------------------------

                                                                                VC Growth & Income Portfolio
                                                                       --------------------------------------------
                                                                           2001           2000            1999

Investment income:
    Dividend income                                                       $  21,609       $  20,132      $  19,875
    Capital gains distributions                                              90,676                         69,394
                                                                       -------------  --------------  -------------

                                                                            112,285          20,132         89,269

    Expenses:
      Administrative expense                                                  5,572           3,849            820
      Mortality and expense risk                                             44,350          23,425          6,881
      Contract maintenance charge                                             2,820             948            320
                                                                       -------------  --------------  -------------

      Net investment income                                                  59,543          (8,090)        81,248

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                              (12,487)          1,459         13,240
    Net unrealized (depreciation) appreciation on
        investments                                                        (316,462)        334,538         (6,745)
                                                                       -------------  --------------  -------------

      Net realized and unrealized (losses) gains on
           investments                                                     (328,949)        335,997          6,495
                                                                       -------------  --------------  -------------

      Net (decrease) increase in net assets resulting
           from operations                                               $ (269,406)      $ 327,907      $  87,743
                                                                       -------------  --------------  -------------

Net assets at beginning of year                                          $2,668,710      $1,070,711      $ 150,772

Net (decrease) increase in net assets resulting from
      operations                                                           (269,406)        327,907         87,743

Capital shares transactions:
    Net premiums                                                          1,027,772         945,951        697,288
    Transfers of policy loans
    Transfers of surrenders                                                 (64,030)        (24,020)        (8,488)
    Transfers of death benefits                                                              (5,094)
    Transfers of other terminations                                         (73,536)        (38,533)        (5,071)
    Interfund and net transfers to general account                        1,043,532         391,788        148,467
                                                                       -------------  --------------  -------------

      Net (decrease) increase in net assets from capital share
           transactions                                                   1,933,738       1,270,092        832,196
                                                                       -------------  --------------  -------------

Total (decrease) increase in net assets                                   1,664,332       1,597,999        919,939
                                                                       -------------  --------------  -------------

Net assets at end of year                                                $4,333,042      $2,668,710     $1,070,711
                                                                       -------------  --------------  -------------

Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                             Lord, Abbett & Company

                                                                        -----------------------------------------
                                                                                    VC MidCap
                                                                                  Value Portfolio
                                                                        -----------------------------------------
                                                                            2001            2000         1999

Investment income:
    Dividend income                                                        $  14,042       $  14,233      $  137
    Capital gains distributions                                               11,968          54,921
                                                                        -------------   -------------  ----------

                                                                              26,010          69,154         137

    Expenses:
      Administrative expense                                                   4,907             670           4
      Mortality and expense risk                                              41,180           5,624          35
      Contract maintenance charge                                              3,291             365
                                                                        -------------   -------------  ----------

      Net investment income                                                  (23,368)         62,495          98

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                               130,996          27,451           1
    Net unrealized (depreciation) appreciation on
        investments                                                          143,918         193,732       1,058
                                                                        -------------   -------------  ----------

      Net realized and unrealized (losses) gains on
           investments                                                       274,914         221,183       1,059
                                                                        -------------   -------------  ----------

      Net (decrease) increase in net assets resulting
           from operations                                                 $ 251,546       $ 283,678     $ 1,157
                                                                        -------------   -------------  ----------

Net assets at beginning of year                                           $1,898,823       $  29,249   $

Net (decrease) increase in net assets resulting from
      operations                                                             251,546         283,678       1,157

Capital shares transactions:
    Net premiums                                                           1,023,101         374,173      12,209
    Transfers of policy loans                                                     50
    Transfers of surrenders                                                 (152,537)        (13,447)
    Transfers of death benefits                                              (12,452)        (54,508)
    Transfers of other terminations                                          (50,130)         (3,966)
    Interfund and net transfers to general account                         1,750,458       1,283,644      15,883
                                                                        -------------   -------------  ----------

      Net (decrease) increase in net assets from capital share
           transactions                                                    2,558,490       1,585,896      28,092
                                                                        -------------   -------------  ----------

Total (decrease) increase in net assets                                    2,810,036       1,869,574      29,249
                                                                        -------------   -------------  ----------

Net assets at end of year                                                 $4,708,859      $1,898,823     $29,249
                                                                        -------------   -------------  ----------


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                             Lord, Abbett & Company

                                                                        --------------------------------------
                                                                                  VC International
                                                                                     Portfolio
                                                                        --------------------------------------
                                                                           2001          2000         1999

Investment income:
    Dividend income                                                        $   392       $  6,371      $   23
    Capital gains distributions                                                             1,985         833
                                                                        -----------   ------------  ----------

                                                                               392          8,356         856

    Expenses:
      Administrative expense                                                   322            287           2
      Mortality and expense risk                                             2,706          2,407          13
      Contract maintenance charge                                              386            161
                                                                        -----------   ------------  ----------

      Net investment income                                                 (3,022)         5,501         841

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                             (28,631)          (341)          2
    Net unrealized (depreciation) appreciation on
        investments                                                        (38,551)       (99,771)        899
                                                                        -----------   ------------  ----------

      Net realized and unrealized (losses) gains on
           investments                                                     (67,182)      (100,112)        901
                                                                        -----------   ------------  ----------

      Net (decrease) increase in net assets resulting
           from operations                                               $ (70,204)     $ (94,611)    $ 1,742
                                                                        -----------   ------------  ----------

Net assets at beginning of year                                           $236,731       $ 10,528   $

Net (decrease) increase in net assets resulting from
      operations                                                           (70,204)       (94,611)      1,742

Capital shares transactions:
    Net premiums                                                            28,798        132,179
    Transfers of policy loans                                                   (8)
    Transfers of surrenders                                                 (2,332)        (4,065)
    Transfers of death benefits
    Transfers of other terminations                                         (2,308)          (318)
    Interfund and net transfers to general account                          15,298        193,018       8,786
                                                                        -----------   ------------  ----------

      Net (decrease) increase in net assets from capital share
           transactions                                                     39,448        320,814       8,786
                                                                        -----------   ------------  ----------

Total (decrease) increase in net assets                                    (30,756)       226,203      10,528
                                                                        -----------   ------------  ----------

Net assets at end of year                                                 $205,975       $236,731     $10,528
                                                                        -----------   ------------  ----------


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                                  Fred Alger Management, Inc

                                                                  -----------------------------------------------------------
                                                                                                          MidCap
                                                                       Growth Portfolio               Growth Portfolio
                                                                  ----------------------------   ----------------------------
                                                                      2001           2000            2001           2000

Investment income:
    Dividend income                                                   $   2,888   $              $               $
    Capital gains distributions                                         156,571                        449,205
                                                                  --------------  ------------   --------------  ------------

                                                                        159,459                        449,205

    Expenses:
      Administrative expense                                              1,882            14            1,486            29
      Mortality and expense risk                                         15,793           122           12,473           244
      Contract maintenance charge                                           456                            623
                                                                  --------------  ------------   --------------  ------------

      Net investment income                                             141,328          (136)         434,623          (273)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                         (188,387)         (149)        (342,184)         (292)
    Net unrealized (depreciation) appreciation on
        investments                                                    (209,098)       (1,356)        (168,242)       (2,960)
                                                                  --------------  ------------   --------------  ------------

      Net realized and unrealized (losses) gains on
           investments                                                 (397,485)       (1,505)        (510,426)       (3,252)
                                                                  --------------  ------------   --------------  ------------

      Net (decrease) increase in net assets resulting
           from operations                                           $ (256,157)    $  (1,641)      $  (75,803)    $  (3,525)
                                                                  --------------  ------------   --------------  ------------

Net assets at beginning of year                                      $  176,907   $                 $  249,753   $

Net (decrease) increase in net assets resulting from
      operations                                                       (256,157)       (1,641)         (75,803)       (3,525)

Capital shares transactions:
    Net premiums                                                        622,168       145,507        1,107,165       141,296
    Transfers of policy loans
    Transfers of surrenders                                              (3,917)                        (1,202)
    Transfers of death benefits
    Transfers of other terminations                                      (6,707)         (215)         (11,789)         (208)
    Interfund and net transfers to general account                      842,072        33,256          (84,517)      112,190
                                                                  --------------  ------------   --------------  ------------

      Net (decrease) increase in net assets from capital share
           transactions                                               1,453,616       178,548        1,009,657       253,278
                                                                  --------------  ------------   --------------  ------------

Total (decrease) increase in net assets                               1,197,459       176,907          933,854       249,753
                                                                  --------------  ------------   --------------  ------------

Net assets at end of year                                           $ 1,374,366     $ 176,907      $ 1,183,607     $ 249,753
                                                                  --------------  ------------   --------------  ------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                                    Fred Alger Management, Inc

                                                                    ----------------------------------------------------------
                                                                            Leveraged                       Small
                                                                         AllCap Portfolio           Capitalization Portfolio
                                                                    ----------------------------   ---------------------------
                                                                        2001           2000           2001           2000

Investment income:
    Dividend income                                                 $               $                  $    42   $
    Capital gains distributions                                            40,623
                                                                    --------------  ------------   ------------  -------------

                                                                           40,623                           42

    Expenses:
      Administrative expense                                                1,885            62            163              4
      Mortality and expense risk                                           15,820           520          1,364             32
      Contract maintenance charge                                             849            26             43
                                                                    --------------  ------------   ------------  -------------

      Net investment income                                                22,069          (608)        (1,528)           (36)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                           (146,687)       (2,511)       (29,688)          (404)
    Net unrealized (depreciation) appreciation on
        investments                                                       (48,629)      (30,052)        (7,633)        (2,186)
                                                                    --------------  ------------   ------------  -------------

      Net realized and unrealized (losses) gains on
           investments                                                   (195,316)      (32,563)       (37,321)        (2,590)
                                                                    --------------  ------------   ------------  -------------

      Net (decrease) increase in net assets resulting
           from operations                                             $ (173,247)    $ (33,171)     $ (38,849)     $  (2,626)
                                                                    --------------  ------------   ------------  -------------

Net assets at beginning of year                                        $  422,236   $                $  14,901   $

Net (decrease) increase in net assets resulting from
      operations                                                         (173,247)      (33,171)       (38,849)        (2,626)

Capital shares transactions:
    Net premiums                                                        1,226,332       228,930        103,662         17,019
    Transfers of policy loans
    Transfers of surrenders                                                (1,286)                      (3,303)
    Transfers of death benefits
    Transfers of other terminations                                       (15,833)         (870)        (1,399)
    Interfund and net transfers to general account                        367,859       227,347         66,390            508
                                                                    --------------  ------------   ------------  -------------

      Net (decrease) increase in net assets from capital share
           transactions                                                 1,577,072       455,407        165,350         17,527
                                                                    --------------  ------------   ------------  -------------

Total (decrease) increase in net assets                                 1,403,825       422,236        126,501         14,901
                                                                    --------------  ------------   ------------  -------------

Net assets at end of year                                             $ 1,826,061     $ 422,236      $ 141,402      $  14,901
                                                                    --------------  ------------   ------------  -------------



Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements



1.     Organization and Significant Accounting Policies

       Organization

       Midland National Life Separate Account C ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable annuity contracts of the Company. Walnut Street Securities serves as the underwriter of the Separate Account.

       Investments

       The Separate Account invests in specified portfolios of Variable Insurance Products Fund ("VIPF"), Variable Insurance Products Fund II ("VIPF II"), Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), Massachusetts Financial Services ("MFS"), Lord, Abbett & Company ("LAC"), and Fred Alger Management ("FAM"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. The LAC Mid-Cap Value and International portfolios were introduced in 1999. The VIPF Midcap portfolio and the FAM Growth, MidCap Growth, Leveraged AllCap, and Small Capitalization portfolios were introduced in 2000. All other portfolios have been in existence for more than three years.

       Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

       Investment income is recorded when earned. The first-in, first-out (FIFO) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

       Federal Income Taxes

       The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

       Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     Expense Charges

       The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

       o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

       o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

       o An annual charge is deducted from the Separate Account value at the end of each contract year, upon full withdrawal or at maturity.

       o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

       Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31, 2001, 2000 and 1999, respectively, were as follows:


                                                                               2001        2000       1999

Variable Insurance Products Fund:
    Money Market Portfolio                                                     0.28%       0.35%      0.27%
    High Income Portfolio                                                      0.71%       0.68%      0.69%
    Equity-Income Portfolio                                                    0.58%       0.56%      0.57%
    Growth Portfolio                                                           0.68%       0.65%      0.66%
    Overseas Portfolio                                                         0.92%       0.89%      0.91%
    Midcap Portfolio                                                           0.69%       0.74%
Variable Insurance Products Fund II:
    Asset Manager Portfolio                                                    0.64%       0.61%      0.63%
    Investment Grade Bond Portfolio                                            0.54%       0.54%      0.54%
    Index 500 Portfolio                                                        0.28%       0.28%      0.28%
    Contrafund Portfolio                                                       0.68%       0.66%      0.67%
    Asset Manager: Growth Portfolio                                            0.73%       0.69%      0.71%
Variable Insurance Products Fund III:
    Balanced Portfolio                                                         0.57%       0.58%      0.57%
    Growth & Income Portfolio                                                  0.59%       0.58%      0.60%
    Growth Opportunities Portfolio                                             0.69%       0.68%      0.69%
American Century Variable Portfolios. Inc.:
    Balanced Portfolio                                                         0.90%       0.90%      0.90%
    Capital Appreciation Portfolio                                             1.00%       0.98%      1.00%
    International Portfolio                                                    1.50%       1.23%      1.34%
    Value Portfolio                                                            1.00%       1.00%      1.00%
    Income and Growth Portfolio                                                0.70%       0.70%      0.70%
Massachusetts Financial Services Investment Management:
    VIT Emerging Growth Series Portfolio                                       0.87%       0.85%      0.84%
    VIT Investors Trust Series Portfolio                                       0.90%       0.87%      0.88%
    VIT New Discovery Series Portfolio                                         1.06%       1.06%      1.07%
    VIT Research Series Portfolio                                              0.90%       0.85%      0.86%
Lord, Abbett & Company:
    VC Growth & Income Portfolio                                               0.77%       1.03%      0.87%
    VC MidCap Value Portfolio                                                  0.85%       0.35%      1.10%
    VC International Portfolio                                                 1.10%       0.35%      1.35%
Fred Alger Management, Inc.:
    Growth Portfolio                                                           0.75%       0.79%
    MidCap Growth Portfolio                                                    0.80%       0.84%
    Leveraged AllCap Portfolio                                                 0.85%       0.90%
    Small Capitalization Portfolio                                             0.85%       0.90%

3.     Purchases and Sales of Investment Securities

       The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                   2001                        2000                         1999
                                        --------------------------- ---------------------------- ---------------------------
               Portfolio                 Purchases       Sales       Purchases        Sales       Purchases       Sales

Variable Insurance Products Fund:
   Money Market Portfolio                $42,192,409   $38,699,932   $57,939,800    $62,501,200   $69,653,533  $ 66,338,371
   High Income Portfolio                   1,314,428     1,130,803     1,493,181      2,240,384     2,537,416     1,793,505
   Equity-Income Portfolio                 7,726,103     8,265,159     5,228,446      7,908,509     8,132,130     5,320,898
   Growth Portfolio                       11,884,510    15,297,506    27,819,973     10,942,477    17,767,430     5,388,729
   Overseas Portfolio                      1,339,449     1,268,400     2,993,371      1,344,250     1,076,806     1,037,604
   Midcap Portfolio                        2,378,335     1,005,279     1,306,476        119,482

Variable Insurance Products Fund II:
   Asset Manager Portfolio                 1,648,894     2,661,715     2,307,132      2,748,859     3,087,413     2,166,324
   Investment Grade Bond Portfolio         4,341,951     2,135,897     1,554,830      2,341,550     3,886,724     2,650,561
   Index 500 Portfolio                     5,151,206     9,522,427    12,530,246      9,868,488    18,350,998     4,757,512
   Contrafund Portfolio                    3,337,811     4,557,977    10,544,376      4,633,078     8,593,440     2,846,664
   Asset Manager: Growth Portfolio         1,175,390     1,684,448     2,183,464      1,767,146     2,284,930       981,817

Variable Insurance Products Fund III:
   Balanced Portfolio                        675,537       656,616     1,078,290        808,012     2,421,633       730,578
   Growth & Income Portfolio               1,618,831     1,739,612     3,618,062      2,592,945     5,141,454     1,338,006
   Growth Opportunities Portfolio            402,461     1,244,597     2,232,369      1,990,777     4,116,879     1,327,871

American Century Variable
    Portfolios, Inc.:

   Balanced Portfolio                        490,784       207,806       436,387        179,732       505,555       212,798
   Capital Appreciation Portfolio          2,298,986     1,303,631     5,453,935      2,122,987       255,575        80,317
   International Portfolio                 1,221,726     1,134,556     3,558,046        700,089       809,156       149,470
   Value Portfolio                         2,176,829       590,314       736,744        528,797       771,790       613,068
   Income & Growth Portfolio                 383,811       385,911     1,335,895        249,653     1,030,538       125,965

Massachusetts Financial Services
    Investment Management:

   VIT Emerging Growth Portfolio           2,505,781     2,167,359    12,417,515      2,133,123     2,522,488       225,483
   VIT Investors Trust Portfolio             493,486       197,968       592,448        206,642       641,616        24,786
   VIT New Discovery Portfolio             1,759,047     1,320,401     4,563,216        936,196       410,588        30,873
   VIT Research Portfolio                  1,236,016       546,435     2,145,416        417,576     1,805,962       612,363

Lord, Abbett & Company:
   VC Growth & Income Portfolio            2,663,143       669,864     1,608,712        348,063     1,077,732        65,352
   VC MidCap Value Portfolio               3,527,608       992,485     1,864,735        216,343        28,229            40
   VC International Portfolio                 66,685        30,258       354,217         27,901         9,642            15

Fred Alger Management, Inc.:
   Growth Portfolio                        2,111,338       516,395       190,003         11,591
   MidCap Growth Portfolio                 1,949,597       505,316       265,021         31,629
   Leveraged AllCap Portfolio              2,085,299       486,157       486,428         12,016
   Small Capitalization Portfolio            289,898       126,077        19,649          2,159
                                        ------------- ------------- -------------  ------------- ------------- -------------

                                        $110,447,349  $101,051,301  $168,858,381   $119,931,652  $156,919,657  $ 98,818,970
                                        ------------- ------------- -------------  ------------- ------------- -------------


       Purchases and sales in investment shares for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                         2001                       2000                       1999
                                              -------------------------- --------------------------  --------------------------
                  Portfolio                    Purchases       Sales      Purchases       Sales       Purchases      Sales

Variable Insurance Products Fund:
   Money Market Portfolio                       42,192,409   38,699,932    57,939,800   62,501,200    69,653,533    66,338,371
   High Income Portfolio                           177,871      160,283       145,949      224,096       229,051       161,305
   Equity-Income Portfolio                         336,147      364,558       228,953      336,918       320,079       208,450
   Growth Portfolio                                318,949      441,458       552,136      219,664       396,259       117,820
   Overseas Portfolio                               77,981       82,468       127,073       59,148        50,425        49,895
   Midcap Portfolio                                126,737       54,129        66,885        6,135

Variable Insurance Products Fund II:
   Asset Manager Portfolio                         112,588      180,956       140,060      164,673       178,613       124,577
   Investment Grade Bond Portfolio                 345,594      169,891       131,580      199,271       316,589       217,378
   Index 500 Portfolio                              37,332       71,733        77,658       61,314       121,853        31,531
   Contrafund Portfolio                            159,070      225,583       415,281      184,138       338,326       111,768
   Asset Manager: Growth Portfolio                  89,818      133,822       134,669      109,354       137,166        57,699

Variable Insurance Products Fund III:
   Balanced Portfolio                               49,275       48,864        72,008       53,882       154,250        46,647
   Growth & Income Portfolio                       117,936      133,011       232,216      166,304       310,643        81,139
   Growth Opportunities Portfolio                   25,509       80,341       109,001       98,118       182,311        59,148

American Century Variable
    Portfolios, Inc.:

   Balanced Portfolio                               73,929       30,654        58,082       23,842        67,268        27,289
   Capital Appreciation Portfolio                  244,907      139,124       323,709      125,764        23,566         8,134
   International Portfolio                         151,966      152,810       301,408       64,310        92,134        17,883
   Value Portfolio                                 314,491       86,952       129,682       94,950       124,357        98,332
   Income & Growth Portfolio                        58,050       57,948       174,903       33,024       142,531        17,345

Massachusetts Financial Services
    Investment Management:

   VIT Emerging Growth Portfolio                   118,871      108,812       340,936       61,035       100,175         8,734
   VIT Investors Trust Portfolio                    26,004       11,409        28,128        9,757        31,433         1,224
   VIT New Discovery Portfolio                     115,301       91,226       254,981       50,911        31,360         2,288
   VIT Research Portfolio                           74,090       36,337        92,736       17,903        91,342        31,353

Lord, Abbett & Company:
   VC Growth & Income Portfolio                    112,703       30,068        72,435       15,891        48,226         7,694
   VC MidCap Value Portfolio                       241,934       69,200       146,015       16,947         2,983             4
   VC International Portfolio                        9,618        4,371        29,230        2,462           889             1

Fred Alger Management, Inc.:
   Growth Portfolio                                 47,874       14,239         3,965          223
   MidCap Growth Portfolio                          86,423       27,596         8,529          372
   Leveraged AllCap Portfolio                       62,619       15,623        11,575          693
   Small Capitalization Portfolio                   14,621        6,711           732           98
                                              ------------- ------------ ------------- ------------  ------------ -------------

                                                45,920,617   41,730,109    62,350,315   64,902,397    73,145,362    67,826,009
                                              ------------- ------------ ------------- ------------  ------------ -------------



4.     Summary of Changes from Unit Transactions

       Transactions in units for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                          2001                       2000                       1999
                                              --------------------------- -------------------------- --------------------------
                  Portfolio                    Purchases       Sales       Purchases      Sales       Purchases       Sales

Variable Insurance Products Fund:
   Money Market Portfolio                        3,104,365     2,868,240    4,456,187     4,861,159    5,592,166     5,364,567
   High Income Portfolio                            68,117        94,877       70,248       148,895      125,102       111,182
   Equity-Income Portfolio                         256,434       336,979      124,449       326,651      289,858       210,357
   Growth Portfolio                                320,242       582,414      634,303       285,772      515,407       173,021
   Overseas Portfolio                               39,270        80,907      116,935        63,738       51,631        58,904
   Midcap Portfolio                                258,387       107,403      135,306        12,209

Variable Insurance Products Fund II:
   Asset Manager Portfolio                          69,393       150,073       61,098       140,841      133,311       115,340
   Investment Grade Bond Portfolio                 281,310       141,839       90,659       175,985      284,337       202,030
   Index 500 Portfolio                             176,270       348,166      374,876       292,598      606,518       144,754
   Contrafund Portfolio                            113,915       194,291      287,245       161,839      335,380       108,310
   Asset Manager: Growth Portfolio                  47,102        92,531       69,560        78,642       97,565        44,120

Variable Insurance Products Fund III:
   Balanced Portfolio                               43,913        49,390       65,120        56,287      171,651        51,293
   Growth & Income Portfolio                        76,779       112,345      173,813       149,875      305,793        73,759
   Growth Opportunities Portfolio                   34,149       106,457      114,120       130,304      259,336        80,585

American Century Variable
    Portfolios, Inc.:

   Balanced Portfolio                               33,111        14,628       28,415        11,743       31,091        15,339
   Capital Appreciation Portfolio                   67,937        81,830      244,620        81,654       19,577         6,070
   International Portfolio                          59,319        81,498      177,974        35,381       55,264         9,133
   Value Portfolio                                 143,118        37,214       53,073        42,303       45,654        46,751
   Income & Growth Portfolio                        32,246        31,257      100,354        17,180       81,543         9,219

Massachusetts Financial Services
    Investment Management

   VIT Emerging Growth Portfolio                   150,567       165,594      548,734        90,391      172,528        13,896
   VIT Investors Trust Portfolio                    42,019        18,198       48,236        15,876       54,764         1,735
   VIT New Discovery Portfolio                      82,443        67,333      191,947        33,036       24,005         1,244
   VIT Research Portfolio                           74,437        47,492      135,841        26,048      146,051        48,892

Lord, Abbett & Company:
   VC Growth & Income Portfolio                    183,080        47,600      120,482        24,545       86,058        18,960
   VC MidCap Value Portfolio                       225,016        61,768      135,980        15,885        2,846
   VC International Portfolio                        9,019         3,759       27,482         2,161          818

Fred Alger Management, Inc.:
   Growth Portfolio                                245,517        72,409       23,096         1,282
   MidCap Growth Portfolio                         182,950        63,872       30,028         1,280
   Leveraged AllCap Portfolio                      313,694        76,441       59,751         3,498
   Small Capitalization Portfolio                   43,398        19,675        2,160           286



5.     Net Assets

       Net assets at December 31, 2001, consisted of the following:

                                                                        Accumulated
                                                                       Net Investment             Net
                                                     Capital             Income and           Unrealized
                                                      Share             Net Realized         Appreciation
Portfolio                                         Transactions             Gains            of Investments          Total

Variable Insurance Products Fund:
    Money Market Portfolio                       $   12,429,616        $    2,290,494    $                      $ 14,720,110
    High Income Portfolio                             4,618,152               871,571           (1,864,883)        3,624,840
    Equity-Income Portfolio                          15,005,275             9,746,483           (1,033,794)       23,717,964
    Growth Portfolio                                 32,068,167            18,505,244          (13,403,772)       37,169,639
    Overseas Portfolio                                3,833,646             2,347,630           (2,084,581)        4,096,695
    Midcap Portfolio                                  2,582,780               (71,135)             102,149         2,613,794

Variable Insurance Products Fund II:
    Asset Manager Portfolio                           4,219,877             4,179,579             (978,790)        7,420,666
    Investment Grade Bond Portfolio                   6,115,068               674,855              325,148         7,115,071
    Index 500 Portfolio                              29,450,015             7,207,617           (5,269,289)       31,388,343
    Contrafund Portfolio                             16,383,246             6,289,627           (4,136,678)       18,536,195
    Asset Manager: Growth Portfolio                   3,984,413             1,481,499           (1,053,495)        4,412,417

Variable Insurance Products Fund III:
    Balanced Portfolio                                3,462,476               262,332             (340,487)        3,384,321
    Growth & Income Portfolio                         7,813,782             1,183,682           (1,412,924)        7,584,540
    Growth Opportunities Portfolio                    5,860,459               305,444           (1,769,693)        4,396,210

American Century Variable
      Portfolios, Inc.:

    Balanced Portfolio                                1,225,544               113,611              (99,770)        1,239,385
    Capital Appreciation Portfolio                    3,799,381               667,169           (1,679,070)        2,787,480
    International Portfolio                           4,388,659               519,078           (1,849,608)        3,058,129
    Value Portfolio                                   3,496,269                95,237              534,010         4,125,516
    Income & Growth Portfolio                         2,165,120               (31,458)            (269,427)        1,864,235

Massachusetts Financial Services
      Investment Management:

    VIT Emerging Growth Portfolio                    12,311,075              (190,516)          (5,156,616)        6,963,943
    VIT Investors Trust Portfolio                     1,312,597               (15,455)            (190,010)        1,107,132
    VIT New Discovery Portfolio                       4,378,055              (148,537)            (300,183)        3,929,335
    VIT Research Portfolio                            3,313,621               316,766           (1,072,461)        2,557,926

Lord, Abbett & Company:
    VC Growth & Income Portfolio                      4,189,083               134,785                9,174         4,333,042
    VC MidCap Value Portfolio                         4,172,478               197,674              338,707         4,708,859
    VC International Portfolio                          369,048               (25,649)            (137,424)          205,975

Fred Alger Management, Inc.:
    Growth Portfolio                                  1,632,164               (47,344)            (210,454)        1,374,366
    MidCap Growth Portfolio                           2,032,479              (127,736)             (78,682)        1,826,061
    Leveraged AllCap Portfolio                        1,262,935                91,875             (171,203)        1,183,607
    Small Capitalization Portfolio                      182,877               (31,656)              (9,819)          141,402
                                              ------------------   -------------------   ------------------  ----------------

                                                 $  198,058,357        $   56,792,766       $  (43,263,925)     $211,587,198
                                              ------------------   -------------------   ------------------  ----------------


6.       Financial Highlights

                                                                            At December 31, 2001

                                                                 ------------------------------------------------
                                                                     Units        Unit Fair       Net Assets
                                                                     000's          Value           000's
Net assets represented by:
    Variable Insurance Products Fund:
      Money Market Portfolio                                         1,090,683      $ 13.50        $  14,720,110
      High Income Portfolio                                            351,995        10.30            3,624,840
      Equity-Income Portfolio                                        1,009,270        23.50           23,717,964
      Growth Portfolio                                               1,530,764        24.28           37,169,639
      Overseas Portfolio                                               305,263        13.42            4,096,695
      Midcap Portfolio                                                 274,080         9.54            2,613,794

    Variable Insurance Products Fund II:
      Asset Manager Portfolio                                          443,064        16.75            7,420,666
      Investment Grade Bond Portfolio                                  480,240        14.82            7,115,071
      Index 500 Portfolio                                            1,242,879        25.25           31,388,343
      Contrafund Portfolio                                             854,454        21.69           18,536,195
      Asset Manager: Growth Portfolio                                  254,141        17.36            4,412,417

    Variable Insurance Products Fund III:
      Balanced Portfolio                                               269,866        12.54            3,384,321
      Growth & Income Portfolio                                        521,679        14.54            7,584,540
      Growth Opportunities Portfolio                                   410,847        10.70            4,396,210

    American Century Variable Portfolios, Inc.:
      Balanced Portfolio                                                96,137        12.89            1,239,385
      Capital Appreciation Portfolio                                   205,838        13.54            2,787,480
      International Portfolio                                          257,976        11.85            3,058,129
      Value Portfolio                                                  257,059        16.05            4,125,516
      Income & Growth Portfolio                                        168,659        11.05            1,864,235

    Massachusetts Financial Services
        Investment Management:
      VIT Emerging Growth Series Portfolio                             612,055        11.38            6,963,943
      VIT Investors Trust Series Portfolio                             111,749         9.91            1,107,132
      VIT New Discovery Series Portfolio                               196,868        19.96            3,929,335
      VIT Research Series Portfolio                                    243,679        10.50            2,557,926

    Lord, Abbett & Company:
      VC Growth & Income Portfolio                                     312,567        13.86            4,333,042
      VC Mid-Cap Value Portfolio                                       286,189        16.45            4,708,859
      VC International Portfolio                                        31,399         6.56              205,975

    Fred Alger Management, Inc.:
      Growth Portfolio                                                 194,922         7.05            1,374,366
      MidCap Growth Portfolio                                          147,826         8.01            1,183,607
      Leveraged AllCap Portfolio                                       293,506         6.22            1,826,061
      Small Capitalization Portfolio                                    25,597         5.52              141,402


                                                                        For the Year Ended December 31, 2001

                                                                  --------------------------------------------------
                                                                         Investment      Expense          Total
                                                                        Income Ratio      Ratio          Return
Net assets represented by:
    Variable Insurance Products Fund:
      Money Market Portfolio                                                  4.53%       1.40%           2.71%
      High Income Portfolio                                                  13.53%       1.40%          -12.95%
      Equity-Income Portfolio                                                 1.74%       1.40%          -6.30%
      Growth Portfolio                                                        0.08%       1.40%          -18.82%
      Overseas Portfolio                                                      5.50%       1.40%          -22.29%
      Midcap Portfolio                                                        0.00%       1.40%          -4.54%

    Variable Insurance Products Fund II:
      Asset Manager Portfolio                                                 4.30%       1.40%          -5.43%
      Investment Grade Bond Portfolio                                         4.40%       1.40%           6.97%
      Index 500 Portfolio                                                     1.20%       1.40%          -13.33%
      Contrafund Portfolio                                                    0.80%       1.40%          -13.47%
      Asset Manager: Growth Portfolio                                         3.01%       1.40%          -8.72%

    Variable Insurance Products Fund III:
      Balanced Portfolio                                                      3.66%       1.40%          -2.94%
      Growth & Income Portfolio                                               1.36%       1.40%          -10.03%
      Growth Opportunities Portfolio                                          0.39%       1.40%          -15.61%

    American Century Variable Portfolios, Inc.:
      Balanced Portfolio                                                      2.43%       1.40%          -4.93%
      Capital Appreciation Portfolio                                          0.00%       1.40%          -29.06%
      International Portfolio                                                 0.09%       1.40%          -30.19%
      Value Portfolio                                                         0.86%       1.40%          11.22%
      Income & Growth Portfolio                                               0.87%       1.40%          -9.62%

    Massachusetts Financial Services
        Investment Management:

      VIT Emerging Growth Series Portfolio                                    0.00%       1.40%          -34.42%
      VIT Investors Trust Series Portfolio                                    0.55%       1.40%          -17.16%
      VIT New Discovery Series Portfolio                                      0.00%       1.40%          -6.38%
      VIT Research Series Portfolio                                           0.01%       1.40%          -22.36%

    Lord, Abbett & Company:
      VC Growth & Income Portfolio                                            0.62%       1.40%          -8.01%
      VC Mid-Cap Value Portfolio                                              0.43%       1.40%           6.57%
      VC International Portfolio                                              0.18%       1.40%          -27.59%

    Fred Alger Management, Inc.:
      Growth Portfolio                                                        0.37%       1.40%          -13.06%
      MidCap Growth Portfolio                                                 0.00%       1.40%          -7.86%
      Leveraged AllCap Portfolio                                              0.00%       1.40%          -17.16%
      Small Capitalization Portfolio                                          0.05%       1.40%          -30.51%


                                                       ------------------------------   ----------------------------
                                                                     2001                            2000
                                                       ------------------------------   ----------------------------
                      NET ASSETS                           Value                            Value
                                                            Per                              Per
Net assets represented by:                                 Unit         Net Assets          Unit        Net Assets
    Variable Insurance Products Fund:
      Money Market Portfolio                              $ 13.50      $  14,720,110      $ 13.14      $ 11,227,632
      High Income Portfolio                                 10.30          3,624,840        11.83         4,481,899
      Equity-Income Portfolio                               23.50         23,717,964        25.08        27,330,870
      Growth Portfolio                                      24.28         37,169,639        29.91        53,620,470
      Overseas Portfolio                                    13.42          4,096,695        17.27         5,989,762
      Midcap Portfolio                                       9.54          2,613,794         9.99         1,230,175

    Variable Insurance Products Fund II:
      Asset Manager Portfolio                               16.75          7,420,666        17.71         9,276,571
      Investment Grade Bond Portfolio                       14.82          7,115,071        13.85         4,721,249
      Index 500 Portfolio                                   25.25         31,388,343        29.14        41,228,375
      Contrafund Portfolio                                  21.69         18,536,195        25.07        23,439,413
      Asset Manager: Growth Portfolio                       17.36          4,412,417        19.02         5,696,438

    Variable Insurance Products Fund III:
      Balanced Portfolio                                    12.54          3,384,321        12.92         3,558,438
      Growth & Income Portfolio                             14.54          7,584,540        16.16         9,004,885
      Growth Opportunities Portfolio                        10.70          4,396,210        12.68         6,127,285

    American Century Variable Portfolios, Inc.:
      Balanced Portfolio                                    12.89          1,239,385        13.56         1,052,664
      Capital Appreciation Portfolio                        13.54          2,787,480        19.09         4,195,597
      International Portfolio                               11.85          3,058,129        16.98         4,755,934
      Value Portfolio                                       16.05          4,125,516        14.43         2,180,858
      Income & Growth Portfolio                             11.05          1,864,235        12.23         2,051,090

    Massachusetts Financial Services
        Investment Management:

      VIT Emerging Growth Series Portfolio                  11.38          6,963,943        17.35        10,880,096
      VIT Investors Trust Series Portfolio                   9.91          1,107,132        11.96         1,051,267
      VIT New Discovery Series Portfolio                    19.96          3,929,335        21.32         3,874,269
      VIT Research Series Portfolio                         10.50          2,557,926        13.52         2,930,830

    Lord, Abbett & Company:
      VC Growth & Income Portfolio                          13.86          4,333,042        15.07         2,668,710
      VC MidCap Value Portfolio                             16.45          4,708,859        15.44         1,898,823
      VC International Portfolio                             6.56            205,975         9.06           236,731

    Fred Alger Management, Inc.:
      Growth Portfolio                                       7.05          1,374,366         8.11           176,907
      MidCap Growth Portfolio                                8.01          1,183,607         8.69           249,753
      Leveraged AllCap Portfolio                             6.22          1,826,061         7.51           422,236
      Small Capitalization Portfolio                         5.52            141,402         7.95            14,901



Midland National Life Insurance Company
Report on Audited Financial Statements at and for the Years Ended December 31, 2001, 2000 and 1999



Midland National Life Insurance Company
Index to Financial Statements



                                  Page(s)

Report of Independent Accountants                                   1

Balance Sheets                                                      2

Statements of Income                                                3

Statements of Stockholder's Equity                                  4

Statements of Cash Flows                                           5-6

Notes to Financial Statements                                     7-23

                        Report of Independent Accountants

The Board of Directors and Stockholder
Midland National Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, stockholder's equity, and cash flows present fairly, in all material respects, the financial position of Midland National Life Insurance Company (the "Company") at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, the Company changed its method in accounting for derivative instruments in 2001 by adopting Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by SFAS No. 137 and No. 138.






March 8, 2002

Midland National Life Insurance Company
Balance Sheets

At December 31, 2001 and 2000

(Amounts in thousands, except share and per share amounts)

                              ASSETS                                                      2001              2000

Investments:
    Fixed maturities                                                                  $4,391,779        $2,608,398
    Equity securities                                                                    223,868           396,109
    Policy loans                                                                         226,623           222,598
    Short-term investments                                                               289,281           201,858
    Other invested assets                                                                156,871            86,496
                                                                                 ----------------  ----------------

      Total investments                                                                5,288,422         3,515,459

Cash                                                                                      10,324             1,913
Accrued investment income                                                                 62,130            48,836
Deferred policy acquisition costs                                                        805,576           554,426
Present value of future profits of acquired businesses                                    15,221            18,573
Federal income tax asset                                                                  20,736             1,212
Other receivables and other assets                                                        21,824            15,426
Separate accounts assets                                                                 418,100           437,000
                                                                                 ----------------  ----------------

      Total assets                                                                    $6,642,333        $4,592,845
                                                                                 ----------------  ----------------

                      LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
    Policyholder account balances                                                     $4,323,608        $2,888,059
    Policy benefit reserves                                                              461,904           442,826
    Policy claims and benefits payable                                                    41,304            34,395
    Security lending liability                                                           457,926                 -
    Net amounts due to brokers                                                            91,786             6,844
    Other liabilities                                                                    147,851           115,344
    Separate account liabilities                                                         418,100           437,000
                                                                                 ----------------  ----------------

      Total liabilities                                                                5,942,479         3,924,468
                                                                                 ----------------  ----------------

Commitments and contingencies

Stockholder's equity:
    Common stock, $1 par value, 2,549,439 shares authorized,
        2,548,878 shares outstanding                                                       2,549             2,549
    Additional paid-in capital                                                            33,707            33,707
    Accumulated other comprehensive loss                                                 (31,568)          (16,106)
    Retained earnings                                                                    695,166           648,227
                                                                                 ----------------  ----------------

      Total stockholder's equity                                                         699,854           668,377
                                                                                 ----------------  ----------------

      Total liabilities and stockholder's equity                                      $6,642,333        $4,592,845
                                                                                 ----------------  ----------------


The accompanying notes are an integral part of the financial statements.

Midland National Life Insurance Company
Statements of Income

For the years ended December 31, 2001, 2000 and 1999
(Amounts in thousands, except share and per share amounts)

                                                                       2001             2000             1999

Revenues:
    Premiums                                                            $ 95,475        $ 102,663        $ 106,392
    Interest sensitive life and investment product charges               156,018          153,295          151,704
    Net investment income                                                267,960          235,739          225,642
    Net realized investment losses                                        (2,725)          (7,372)          (9,751)
    Net unrealized gains on derivative instruments                         2,753                -                -
    Net unrealized losses on trading securities                                -             (275)         (16,124)
    Other income                                                           5,963            6,393            4,691
                                                                   --------------  ---------------  ---------------

      Total revenue                                                      525,444          490,443          462,554
                                                                   --------------  ---------------  ---------------

Benefits and expenses:
    Benefits incurred                                                    154,314          148,750          139,943
    Interest credited to policyholder account balances                   162,779          133,563          127,786
                                                                   --------------  ---------------  ---------------

      Total benefits                                                     317,093          282,313          267,729
                                                                   --------------  ---------------  ---------------

Operating expenses (net of commissions and other
      expenses deferred)                                                  41,884           46,290           46,283
Amortization of deferred policy acquisition costs and
      present value of future profits of acquired businesses              59,131           60,368           65,695
                                                                   --------------  ---------------  ---------------

      Total benefits and expenses                                        418,108          388,971          379,707
                                                                   --------------  ---------------  ---------------

Income before income taxes and cumulative effect
      of a change in accounting principle                                107,336          101,472           82,847

Income tax expense                                                        37,385           36,539           29,004
                                                                   --------------  ---------------  ---------------

Income before cumulative effect of a change
      in accounting principle                                             69,951           64,933           53,843

Cumulative effect on prior years of change in
      accounting for derivative instruments                               (1,012)               -                -
                                                                   --------------  ---------------  ---------------

      Net income                                                        $ 68,939         $ 64,933         $ 53,843
                                                                   --------------  ---------------  ---------------


The accompanying notes are an integral part of the financial statements.

Midland National Life Insurance Company
Statements of Stockholder's Equity

For the years ended December 31, 2001, 2000 and 1999
(Amounts in thousands)

                                                                                  Accumulated
                                                      Additional                    Other                    Less       Total
                                             Common   Paid-in      Comprehensive  Comprehensive  Retained   Treasury  Stockholder's
                                             Stock    Capital      Income (Loss)  Income (Loss)  Earnings    Stock      Equity

Balance at December 31, 1998                 $2,549   $33,707                      $  26,826      $649,629   $ (178)  $  712,533

Comprehensive (loss):
   Net income                                                      $  53,843                        53,843                53,843
   Other comprehensive (loss):
     Net unrealized loss on
        available-for-sale investments                               (77,956)        (77,956)                            (77,956)
                                                                  -----------

     Total comprehensive (loss)                                    $ (24,113)
                                                                  -----------

Dividends paid on common stock                                                                     (60,000)              (60,000)
Retirement of treasury stock                                                                          (178)     178
                                            --------  --------                    -----------    ---------- --------  -----------

Balance at December 31, 1999                  2,549    33,707                        (51,130)      643,294        -      628,420

Comprehensive income:
   Net income                                                      $  64,933                        64,933                64,933
   Other comprehensive income:
     Net unrealized gain on
        available-for-sale investments                                35,024          35,024                              35,024
                                                                  -----------

     Total comprehensive income                                    $  99,957
                                                                  -----------

Dividends paid on common stock                                                                     (60,000)              (60,000)
                                            --------  --------                    -----------    ---------- --------  -----------

Balance at December 31, 2000                  2,549    33,707                        (16,106)      648,227        -      668,377

Comprehensive income:
   Net income                                                      $  68,939                        68,939                68,939
   Other comprehensive income:
     Net unrealized loss on
        available-for-sale investments
         and certain interest rate swaps                             (15,462)        (15,462)                            (15,462)
                                                                  -----------

     Total comprehensive income                                    $  53,477
                                                                  -----------

Dividends paid on common stock                                                                     (22,000)              (22,000)
                                            --------  --------                    -----------    ---------- --------  -----------

Balance at December 31, 2001                 $2,549   $33,707                     $  (31,568)     $695,166    $   -   $  699,854
                                            --------  --------                    -----------    ---------- --------  -----------


The accompanying notes are an integral part of the financial statements.

Midland National Life Insurance Company
Statements of Cash Flows

For the years ended December 31, 2001, 2000 and 1999
(Amounts in thousands)

                                                                             2001              2000              1999

Cash flows from operating activities:

    Net income                                                            $  68,939         $  64,933          $  53,843
    Adjustments to reconcile net income to net cash
        (used in) provided by operating activities:
      Amortization of deferred policy acquisition costs
           and present value of future profits of
           acquired businesses                                               59,131            60,368             65,695
      Net amortization of premiums and discounts on
           investments                                                       32,027            (4,150)            (1,948)
      Policy acquisition costs deferred                                    (283,282)         (151,930)           (66,199)
      Net realized investment losses                                          2,725             7,372              9,751
      Net unrealized gains on derivative instruments                         (2,753)                -                  -
      Net unrealized losses on trading securities                                 -               275             16,124
      Cumulative effect of accounting change                                  1,012                 -                  -
      Net proceeds from (cost of) trading securities                              -                 -             15,011
      Deferred income taxes                                                    (151)           (4,577)            (2,808)
      Net interest credited and product charges on
           universal life and investment policies                            28,009           (27,046)           (32,140)
      Changes in other assets and liabilities:
        Net receivables                                                     (12,018)          (10,120)           (21,756)
        Net payables                                                         13,607            45,052             (6,926)
        Policy benefits                                                      17,483            14,033             13,555
        Other                                                                 1,212               455               (646)
                                                                     ---------------   ---------------   ----------------

      Net cash (used in) provided by operating activities                   (74,059)           (5,335)            41,556
                                                                     ---------------   ---------------   ----------------

Cash flows from investing activities:
    Proceeds from investments sold, matured or repaid:

      Fixed maturities                                                    1,628,781           571,872            957,817
      Equity securities                                                     263,191           295,377            183,458
      Other invested assets                                                  11,709            12,371                535
    Cost of investments acquired:
      Fixed maturities                                                   (3,469,665)       (1,018,000)          (927,119)
      Equity securities                                                     (78,270)         (305,655)          (294,286)
      Other invested assets                                                (114,619)          (21,167)           (28,498)
    Net change in policy loans                                               (4,025)           (5,586)            (3,745)
    Net change in short-term investments                                    (87,423)          (99,029)           178,114
    Net change in security lending                                          457,926                 -            (50,500)
    Net change in amounts due to brokers                                     84,942                 -                  -
                                                                     ---------------   ---------------   ----------------

      Net cash (used in) provided by investing activities                (1,307,453)         (569,817)            15,776
                                                                     ---------------   ---------------   ----------------


Cash flows from financing activities:
    Receipts from universal life and investment
        products                                                         $1,714,938        $1,003,901          $ 355,962
    Benefits paid on universal life and investment
        products                                                           (303,015)         (368,941)          (351,943)
    Dividends paid on common stock                                          (22,000)          (60,000)           (60,000)
                                                                     ---------------   ---------------   ----------------

      Net cash provided by (used in) financing activities                 1,389,923           574,960            (55,981)
                                                                     ---------------   ---------------   ----------------

Increase (decrease) in cash                                                   8,411              (192)             1,351

Cash at beginning of year                                                     1,913             2,105                754
                                                                     ---------------   ---------------   ----------------

Cash at end of year                                                       $  10,324          $  1,913           $  2,105
                                                                     ---------------   ---------------   ----------------


Supplemental disclosures of cash flow information:
    Cash paid during the year for:

      Interest                                                              $    50           $    73            $    96
      Income taxes, paid to parent                                           48,038            26,196             36,976


Midland National Life Insurance Company
Notes to Financial Statements

(Amounts in thousands)


1.     Summary of Significant Accounting Policies

       Organization

       Midland National Life Insurance Company ("Midland" or the "Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The Company is licensed to operate in 49 states and the District of Columbia.

       Basis of Presentation

       In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

       The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

       Investments

       The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as "trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.

       Trading securities are held for resale in anticipation of short-term market movements. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

       Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

       For CMO's and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

       Policy loans and other invested assets are carried at unpaid principal balances. Short-term investments are carried at amortized cost, which approximates fair value.

       Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

       When a decline in value of an investment is determined to be other than temporary, the specific investment is carried at estimated realizable value and its original book value is reduced to reflect this impairment. Such reductions in book value are recognized as realized investment losses in the period in which they were written down.

       Recognition of Traditional Life Revenue and Policy Benefits

       Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

       Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range primarily from 6.25% to 11.25%.

       Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts (Interest Sensitive Policies)

       Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and equity index amounts credited to the account balances.

       Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 6.25% in 2001, 2.75% to 7.5% in 2000 and 2.75% to
       6.5% in 1999. For certain contracts, these crediting rates extend for periods in excess of one year.

       Accounting for Derivatives Instruments

       Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS nos. 137 and 138.

       SFAS No. 133 requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (for those derivatives designated as "hedges") while other changes in derivative fair value are reflected in the statement of income. The Company uses derivatives to manage its policy obligation and investment risks.

       The Company has sold approximately $963,000 of annuity policies that have a policyholder return tied to a major equity market index. In order to fund these benefits the Company has invested in over-the-counter index
       (call) options which compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other Invested Assets" and amortizes the cost against investment income over the term of the option. In accordance with SFAS No. 133, the Company adjusted the carrying value of the options from amortized cost to market with any change reflected as an unrealized gain (loss) in the statement of income. When the option matures, any value received by the Company is reflected as investment income ($1,169 in 2001 and $396 in 2000) offset by the amount credited to the policyholder ($1,085 in 2001 and $427 in 2000). The following relates to the options owned as of December 31, 2001:

               Notional amount                              $ 959,000
               Amortized cost                                $ 25,758
               Estimated fair value                          $ 27,445

       SFAS No. 133 requires that the fair value changes of the derivatives embedded in "Equity Indexed Products" be reflected in the statement of income. The following summarizes the impacts of these derivatives in the statement of income:


                                             January 1,          December 31,      Change
Gain (Loss) in Fair Value                      2001              2001            During 2001

Change in investment values                     $(4,805)         $ 1,687            $ 6,492
Change in liability values                         (384)          (4,123)            (3,739)
                                            ------------      -----------       ------------

      Change in derivative/option values         (5,189)          (2,436)             2,753

Offset to deferred acquisition costs              3,632            1,705             (1,927)
Offset to federal income taxes                      545              256               (289)
                                            ------------      -----------       ------------

      Net impact                                $(1,012)          $ (475)            $  537
                                            ------------      -----------       ------------



       The impact as of January 1 is reflected as a change in accounting. The changes in 2001 are reflected in the statement of income in their respective components of income.


       The fair value of the investment in call options is based upon quoted market prices. The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss which is reflected in the statement of income as an unrealized gain or loss on derivative instruments. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the deferred acquisition costs, we have reflected an adjustment to the amortization of deferred acquisition costs.

       The Company has a number of investments which pay interest on a variable rate tied to a major interest rate index. The Company has entered into an interest rate swap which effectively converts the variable cash flows to fixed over the life of the swap. This swap pays the Company a fixed rate while the Company is obligated to pay a variable rate. The swap is part of the Company's overall risk and asset-liability management strategy by reducing the volatility cash flows and providing a better match to the characteristics of the Company's liabilities.

               Notional amount                            $ 250,000
               Fixed rate to receive                          5.91%
               Current variable rate to pay                   1.98%

       This swap is accounted for as a cash-flow hedge with the change in fair value reflected in other comprehensive income. As this swap was entered into during 2001, there is no change in accounting as of the beginning of year related to this investment.

                                                           December 31,
        Gain in Fair Value                                     2001

        Change in swap value                                   $ 489
        Offset to deferred acquisition costs                       -
        Offset to federal income taxes                          (171)
                                                            ----------

          Net impact to other comprehensive income            $  318
                                                            ----------

       Deferred Policy Acquisition Costs

       Policy acquisition costs which vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

       Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

       Deferred costs related to interest sensitive policies are being amortized over the lives of the policies (up to 25 years) in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience. Policy acquisition costs deferred and amortized for years ended December 31 are as follows:

                                                                   2001             2000             1999

Deferred policy acquisition costs, beginning
      of year                                                   $ 554,426        $ 493,914        $ 417,164

Offset to losses on derivative instruments -
      January 1, 2001                                               3,632                -                -
Commissions deferred                                              256,334          133,330           54,348
Underwriting and acquisition expenses deferred                     26,948           18,600           11,851
Change in offset to unrealized losses                              20,015          (35,950)          68,557
Amortization                                                      (55,779)         (55,468)         (58,006)
                                                            --------------   --------------  ---------------

Deferred policy acquisition costs, end of year                  $ 805,576        $ 554,426        $ 493,914
                                                            --------------   --------------  ---------------

       To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses.

       Present Value of Future Profits of Acquired Businesses

       The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:




                                                                2001             2000             1999

Balance at beginning of year                                     $ 18,573         $ 23,473         $ 31,162

Amortization                                                       (3,352)          (4,900)          (7,689)
                                                            --------------   --------------  ---------------

Balance at end of year                                           $ 15,221         $ 18,573         $ 23,473
                                                            --------------   --------------  ---------------


       Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

       Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 18% of the December 31, 2001 balance of PVFP in 2002, 15% in 2003, 12% in 2004, 10% in 2005, and 8% in
       2006. The interest rates used to determine the amortization of the PVFP purchased ranged from 5.5% to 6.5%.

       Policy Claims and Benefits Payable

       The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

       Federal Income Taxes

       The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

       Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

       Separate Account

       Separate account assets and liabilities represent funds held for the exclusive benefit of variable universal life and annuity contractholders. Fees are received for administrative expenses and for assuming certain mortality, distribution and expense risks. Operations of the separate accounts are not included in these financial statements.

       Comprehensive Income

       The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and unrealized gains and losses (other comprehensive income) on available-for-sale securities. In addition, certain interest rate swaps are accounted for as cash-flow hedges with the change in the fair value of the swap reflected in other comprehensive income.

       Security Lending

       The Company periodically enters into agreements to sell and repurchase securities. Securities out on loan are required to be 100% collateralized. There were $415,000 and $0, respectively, of such agreements outstanding as of December 31, 2001 and 2000.

       Reclassification

       Certain items in the 2000 and 1999 financial statements have been reclassified to conform to the 2001 presentation.

2.     Fair Value of Financial Instruments

       The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Cash, Short-Term Investments, Policy Loans and Other Invested Assets

       The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

       Investment Securities

       Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.

       Investment-Type Insurance Contracts

       Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

       These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

       The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                              December 31, 2001                   December 31, 2000
                                      ----------------------------------  ----------------------------------
                                           Carrying          Estimated         Carrying          Estimated
                                             Value          Fair Value           Value          Fair Value

Financial assets:
    Fixed maturities, available-
        for-sale                           $4,391,779        $4,391,779        $2,608,398        $2,608,398
    Equity securities, available-
        for-sale                              223,868           223,868           396,109           396,109

    Policy loans                              226,623           226,623           222,598           222,598
    Short-term investments                    289,281           289,281           201,858           201,858
    Other invested assets                     156,871           156,871            86,496            86,496

Financial liabilities:
    Investment-type insurance
        contracts                           2,788,781         2,402,067         1,395,626         1,258,609


3.     Investments and Investment Income

       Fixed Maturities and Equity Security Investments

       The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

                                                                       December 31, 2001

                                                  ------------------------------------------------------------
                                                                     Gross          Gross
                                                                   Unrealized     Unrealized      Estimated
                                                    Amortized       Holding        Holding          Fair
                                                      Cost           Gains          Losses          Value

Fixed maturities:
    U.S. Treasury and other U.S. Government
        corporations and agencies                    $  822,973      $  4,107       $  33,283      $  793,797
    Corporate securities                              2,377,107        35,052          87,147       2,325,012
    Mortgage-backed securities                        1,252,541        10,927           9,431       1,254,037
    Other debt securities                                18,477           472              16          18,933
                                                  --------------   -----------   -------------  --------------

    Total fixed maturities                            4,471,098        50,558         129,877       4,391,779

Equity securities                                       226,063         8,826          11,021         223,868
                                                  --------------   -----------   -------------  --------------

    Total available-for-sale                        $ 4,697,161      $ 59,384       $ 140,898     $ 4,615,647
                                                  --------------   -----------   -------------  --------------


                                                                     December 31, 2000

                                                  ------------------------------------------------------------
                                                                     Gross          Gross
                                                                   Unrealized     Unrealized      Estimated
                                                    Amortized       Holding        Holding          Fair
                                                      Cost           Gains          Losses          Value

Fixed maturities:
    U.S. Treasury and other U.S. Government
        corporations and agencies                    $  129,243      $  9,195         $    54      $  138,384
    Corporate securities                              1,571,682        29,799          75,109       1,526,372
    Mortgage-backed securities                          928,398        10,366          10,186         928,578
    Other debt securities                                14,860           224              20          15,064
                                                  --------------   -----------   -------------  --------------

    Total fixed maturities                            2,644,183        49,584          85,369       2,608,398

Equity securities                                       397,546        21,768          23,205         396,109
                                                  --------------   -----------   -------------  --------------

    Total available-for-sale                        $ 3,041,729      $ 71,352       $ 108,574     $ 3,004,507
                                                  --------------   -----------   -------------  --------------



       The cost of the equity securities classified as trading securities was $84,509 at December 31, 1999. During 2001 and 2000, the Company did not acquire any securities which it classified as trading securities. In the fourth quarter of 2000 the Company determined that the remaining securities designated as trading securities were no longer held for current resale and as a result reclassified these securities as available-for-sale securities at the market value on the date of transfer of $45,606. The Company had previously reflected the unrealized gains and losses related to these securities in the determination of net income.

       The unrealized depreciation on the available-for-sale securities in 2001 and 2000 is reduced by deferred policy acquisition costs and deferred income taxes and is reflected as accumulated other comprehensive income in the statements of stockholder's equity:

                                                     2001             2000

Net unrealized depreciation                        $ (81,024)       $ (37,222)
Deferred policy acquisition costs                     32,458           12,443
Deferred income taxes                                 16,998            8,673
                                               --------------  ---------------

      Accumulated other comprehensive loss         $ (31,568)       $ (16,106)
                                               --------------  ---------------


       The other comprehensive loss is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities, equity security investments and other invested assets (certain interest rate swaps) arising during the period less the realized losses included in income, deferred policy acquisition costs and deferred income taxes as follows:

                                                                      2001           2000            1999

Unrealized holding (losses) gains arising in the current period:

    Fixed maturities                                               $(59,692)      $ 60,815        $(155,733)
    Equity securities                                                12,680         21,644          (42,539)
    Other invested assets - interest rate swaps                         489              -                -
    Less reclassification adjustment for losses
        released into income                                          2,721          7,374            9,783
    Less DAC impact                                                  20,015        (35,950)          68,557
    Less deferred income tax effect                                   8,325        (18,859)          41,976
                                                               -------------  -------------  ---------------

      Net other comprehensive (loss) income                        $(15,462)      $ 35,024        $ (77,956)
                                                               -------------  -------------  ---------------



       The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2001, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               Amortized         Estimated
                                                                                  Cost           Fair Value

Due in one year or less                                                         $  69,187         $  66,532
Due after one year through five years                                             592,922           596,595
Due after five years through ten years                                          1,219,726         1,162,322
Due after ten years                                                             1,336,722         1,312,293
Securities not due at a single maturity date (primarily
      mortgage-backed securities)                                               1,252,541         1,254,037
                                                                          ----------------  ----------------

      Total fixed maturities                                                   $4,471,098        $4,391,779
                                                                          ----------------  ----------------


       Investment Income and Investment (Losses) Gains
       Major categories of investment income are summarized as follows:

                                                                    2001             2000             1999

Gross investment income:
    Fixed maturities                                            $ 239,652        $ 185,212        $ 168,511
    Equity securities                                              30,620           36,727           31,366
    Policy loans                                                   16,734           16,237           15,913
    Short-term investments                                         12,238           11,241           10,690
    Other invested assets                                          10,946            1,989            3,202
                                                            --------------   --------------  ---------------

      Total gross investment income                               310,190          251,406          229,682

Amortization of investment options                                 34,216           10,200                -
Investment expenses                                                 8,014            5,467            4,040
                                                            --------------   --------------  ---------------

      Net investment income                                     $ 267,960        $ 235,739        $ 225,642
                                                            --------------   --------------  ---------------



       The major categories of investment gains and losses reflected in the income statement are summarized as follows:

                                     2001                   2000                           1999
                                 --------------  ----------------------------  ------------------------------
                                                                Unrealized -                   Unrealized -
                                                                 Trading                         Trading
                                   Realized       Realized      Securities       Realized       Securities

Fixed maturities                      $(16,158)      $(5,404)                       $ (3,668)
Equity securities                       13,437        (1,970)       $  (275)          (6,115)      $(16,124)
Other                                       (4)            2              -               32              -
                                 --------------  ------------  -------------   --------------  -------------


Net investment losses                 $ (2,725)      $(7,372)       $  (275)        $ (9,751)      $(16,124)
                                 --------------  ------------  -------------   --------------  -------------


       The Company sold most of its investments in Enron bonds and recorded a pre-tax realized loss of approximately $28,000; which offset gains taken on other securities during 2001.

       Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2001, 2000, and 1999 were as follows:

                                   2001                         2000                        1999
                         ---------------------------  --------------------------  --------------------------
                            Fixed                        Fixed                       Fixed
                         Maturities       Equity      Maturities      Equity      Maturities      Equity

Proceeds from sales      $ 1,338,697      $ 254,900     $ 433,163     $ 267,944     $ 629,645     $ 168,763
Gross realized gains          39,384         18,314         7,356         8,926         4,579         1,514
Gross realized losses        (58,371)        (9,287)       (1,140)       (7,035)       (8,443)       (3,265)


       Credit Risk Concentration

       The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investments in one entity which exceeded 10% of stockholder's equity at December 31, 2001, except for the following investments with the following carrying values:

               Skylonda Valley Trust 200101 Class A                 $ 76,000
               Gotham Peninsula Trust 2001-1 Class A                $ 75,000
               North Landing Trust 2001-1 Class A                   $ 75,000
               Ridge River Trust 2001-1 Class A                     $ 75,000
               Montecito Peak Trust 2001-1 Class A                  $ 71,000

       Other

       At December 31, 2001 and 2000, securities amounting to $3,805 and $4,191, respectively, were on deposit with regulatory authorities as required by law.

4.     Income Taxes

       The significant components of the provision for federal income taxes are as follows:

                                                                      2001           2000            1999

Current                                                             $ 37,536        $ 41,116       $ 31,812
Deferred                                                                (151)         (4,577)        (2,808)
                                                                -------------  --------------  -------------

      Total federal income tax expense                              $ 37,385        $ 36,539       $ 29,004
                                                                -------------  --------------  -------------


       Income tax expense differs from the amounts computed by applying the U.S.
       Federal income tax rate of 35% to income before income taxes as follows:


                                                                      2001           2000            1999

At statutory federal income tax rate                                $ 37,567        $ 35,515       $ 28,997
Dividends received deductions                                           (701)         (1,207)          (522)
Other, net                                                               519           2,231            529
                                                                -------------  --------------  -------------

      Total federal income tax expense                              $ 37,385        $ 36,539       $ 29,004
                                                                -------------  --------------  -------------



       The federal income tax asset as of December 31 is comprised of the following:

                                                                           2001             2000

Net deferred income tax asset                                             $ 18,055         $  9,033
Income taxes currently (receivable) payable                                  2,681           (7,821)
                                                                     --------------  ---------------

      Federal income tax asset                                            $ 20,736         $  1,212
                                                                     --------------  ---------------


       The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:




                                                                           2001             2000
Deferred income tax assets:
    Policy liabilities and reserves                                      $ 200,542        $ 131,756
    Investments                                                             40,913           21,453
    Other, net                                                               6,459            3,984
                                                                     --------------  ---------------

      Total gross deferred income tax assets                               247,914          157,193
                                                                     --------------  ---------------

Deferred income tax liabilities:
    Present value of future profits of acquired business                    (5,327)          (6,501)
    Deferred policy acquisition costs                                     (224,532)        (141,659)
                                                                     --------------  ---------------

      Total deferred income tax liabilities                               (229,859)        (148,160)
                                                                     --------------  ---------------

      Net deferred income tax asset                                       $ 18,055         $  9,033
                                                                     --------------  ---------------



       Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. As a result of an Internal Revenue Service examination with respect to a prior period transaction, approximately $8,000 was treated as a deemed payment from this memorandum account in 2000. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $57,900 balance in the policyholders' surplus account at December 31, 2001.


5.     Reinsurance

       The Company is involved in both the cession and assumption of reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                                  2001                         2000                          1999
                       ---------------------------  ----------------------------  ---------------------------
                          Ceded         Assumed        Ceded          Assumed        Ceded         Assumed

Premiums                 $ 42,760       $ 6,026       $ 33,355        $ 5,246       $ 20,244       $ 4,910

Claims                     19,225         5,946         17,607          4,987         10,529         4,777




       The Company generally reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

       Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

6.     Statutory Financial Data and Dividend Restrictions

       In 1999, the Company redomesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

       Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid statutory stockholder dividends of $22,000 and $60,000 in 2001 and 2000, respectively. Dividends payable in 2002 up to $73,000 will not require prior approval of regulatory authorities.

       The statutory net income of the Company for the years ended December 31, 2001 and 2000 is approximately $52,000 and $64,000, respectively, and capital and surplus at December 31, 2001 and 2000 is approximately $457,000 and $365,000, respectively, in accordance with statutory accounting principles.

       The Iowa Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, which is effective January 1, 2001. The Company has reported the effect of the adoption will be a net increase in surplus of $24,594, primarily as a result of the recording of deferred income taxes and eliminating the cost of collections liability.

7.     Employee Benefits

       The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2001 and 2000. The amounts reflect an allocation of the Company's portion of the SEI plan:

                                                          Pension Benefits             Other Benefits

                                                     ---------------------------  --------------------------
                                                         2001          2000          2001          2000

Benefit obligation at December 31                        $ 11,016       $ 9,012        $  878       $ 1,218
Fair value of plan assets at December 31                    3,563         3,754             -             -
                                                     -------------  ------------  ------------  ------------

Funded status at December 31                             $ (7,453)      $(5,258)       $ (878)      $(1,218)
                                                     -------------  ------------  ------------  ------------

Accrued benefit liability recognized in
      financial statements                                $ 2,734       $ 2,034       $ 1,576       $ 1,648
                                                     -------------  ------------  ------------  ------------



       The Company's postretirement benefit plan is not funded; therefore, it has no plan assets. The amounts of contributions made to and benefits paid from the plan are as follows:


                                                          Pension Benefits             Other Benefits

                                                     ---------------------------  --------------------------
                                                         2001          2000          2001          2000

Employer contributions                                     $  360         $   -        $  105        $  112
Employee contributions                                      $   -         $   -         $  50         $  54
Benefit payments                                           $  201        $  173        $  156        $  166


       The following table provides the net periodic benefit cost for the years ended 2001, 2000, and 1999:

                                                 Pension Benefits                    Other Benefits

                                         ---------------------------------  --------------------------------
                                           2001        2000        1999       2001        2000       1999

Net periodic benefit costs                 $ 1,052       $742        $676       $ 34        $110       $123
                                         ----------  ---------   ---------  ---------   ---------  ---------



       The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

                                                              Pension Benefits           Other Benefits

                                                           -----------------------   -----------------------
                                                              2001        2000         2001         2000

Weighted-average assumptions as of
      December 31:

    Discount rate                                            7.25%        7.50%        7.25%        7.50%
    Expected return on plan assets                           8.75%        8.75%         N/A          N/A
    Rate of compensation increase                            4.25%        4.25%         N/A          N/A




       For measurement purposes, a 5.75% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2006 and remain at that level thereafter.

       The Company also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2001, 2000, and 1999 were $1,392, $1,191, and $1,375, respectively. The expense for 2001, 2000, and 1999 was $3,170, $2,917, and $1,306, respectively. All contributions to the ESOP are held in trust.

8.     Commitments and Contingencies

       Lease Commitments

       Midland's home office building has been conveyed to the City of Sioux Falls, South Dakota, and leased back in a transaction in which the City issued $4,250 of Industrial Revenue Bonds for face value. The bonds are collateralized by $2,079 of Midland's investments in government bonds. The lease includes a purchase option under which Midland may repurchase the building upon repayment of all bonds issued. The lease terms provide for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent to interest at 5.5% on the outstanding revenue bond principal. The ownership of the building passes to the Company at the end of the agreement. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

       The Company also leases certain equipment and office space. Rental expense on operating leases amounted to $1,795, $2,365, and $2,004 for the years ended December 31, 2001, 2000, and 1999, respectively. The minimum future rentals on capital and operating leases at December 31, 2001, are as follows:

Year Ending December 31                                                 Capital      Operating       Total

           2002                                                          $  442       $ 1,690       $ 2,132
           2003                                                               -         1,256         1,256
           2004                                                               -           839           839
           2005                                                               -           842           842
           2006                                                               -           733           733
           Thereafter                                                         -         2,871         2,871
                                                                    ------------  ------------  ------------

Total                                                                       442       $ 8,231       $ 8,673
                                                                                  ------------  ------------

Less amount representing interest                                            17
                                                                    ------------

Present value of amounts due under capital leases                        $  425
                                                                    ------------



       Other Contingencies

       The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. Litigation is subject to many uncertainties and the outcome of individual litigated matters is not predictable with assurance; however, in the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.

9.     Other Related Party Transactions

       The Company pays fees to SEI under management contracts. The Company was charged $4,029, $3,880, and $3,022 in 2001, 2000, and 1999, respectively, related to these contracts.

       The Company pays investment management fees to an affiliate (Midland Advisors Company "MAC"). Net fees related to these services were $2,138, $1,781, and $1,688 in 2001, 2000, and 1999, respectively. Prior to April 2001, MAC was a wholly-owned subsidiary of SEI. On May 1, 2001, MAC was sold to The Guggenheim Group, L.L.C. with SEI receiving stock in Guggenheim.

       The Company provides certain insurance and non-insurance services to North American Company for Life and Health Insurance ("North American") and North American Company for life and Health Insurance of New York. The Company was reimbursed $8,756, $6,076, and $4,786 in 2001, 2000, and
       1999, respectively, for the costs incurred to render such services.

10.    Mortgage Loan Operations

       In January 1999, the Company acquired a mortgage loan operation whose primary business was to underwrite, originate and resell mortgage loans with the intent of dividending the remaining net assets to SEI during 1999. Effective December 1, 1999, this operation was dividended to SEI at the remaining value of the underlying assets. Due to the temporary nature of the transaction, the capital contributed of $67,554, the losses for the 11 months of $1,602, and the ultimate dividend have been excluded from the financial statements.

Part C.

Item 24.

 (a)  Financial Statements

      Financial statements are included in Part B of the Registration
      Statement.

 (b)  Exhibits:

      (1) Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C. (4)

      (2)  Not Applicable

      (3)  (a)  Principal Underwriting Agreement between Midland
                National Life Insurance Company and Walnut Street
                Securities (4)

           (b)  Registered Representative Contract  (4)

      (4)  (a)  Form A053A1 Flexible Premium Deferred Variable Annuity
                Contract (4)

           (b) Maturity Date Endorsement for Qualified Contracts  (4)

           (c)  Endorsement for Tax Sheltered Annuity  (4)

           (d)  Form A057A1 Flexible Premium Deferred Variable Annuity
                Contract (4)

      (5) (a)  Form of Application for Flexible Premium Deferred
Variable
               Annuity Contract A053A1 and A057A1 (4)

          (b)  Supplement to Application  (4)

      (6) (a)  Articles of Incorporation of Midland National Life
Insurance
               Company (4)

          (b)  By-laws of Midland National Life Insurance Company  (4)

      (7) Not Applicable

      (8) (a) Form of Participation Agreement between Midland National
Life
              Insurance Company and Fidelity VIP I and VIP II (4)

          (b) Amendments to Participation Agreement for Fidelity
Distributors
              Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (3)

          (c) Form of Participation Agreement between Midland National
Life
              Insurance Company and Fidelity VIP III (4)

          (d) Form of Participation Agreement between Midland National
Life
              Insurance Company and American Century Investment Services
              Inc. (4)

          (e) Participation Agreement for Massachusetts Financial
              Variable Insurance Trusts. (5)

          (f) Participation Agreement for Lord Abbett Series
              Funds, Inc. (5)

          (g) Participation Agreement for Fred Alger Management, Inc.
(6)

          (h) Amendments to Participation Agreement for Lord Abbett
Series
              Funds, Inc.  (2)

          (i) Amendments to Participation Agreement for Fidelity
Distributors
              Corporation/Variable Insurance Products Fund III.  (6)

      (9) Opinion and Consent of Counsel (4)

     (10) (a)  Consent of Counsel (7)

          (b)  Consent of Independent Auditors (7)

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations (1)

(1)  Filed with Post-effective Amendment #2 of this form N-4
Registration
       Statement, file number 33-64016 (April 30, 1995).
(2) Incorporated to the like-numbered exhibit in Pre-Effective Amendment No. 1 for Form S-6 File No. 333-80975 on August 31, 1999.
(3) Incorporated to the like-numbered exhibit in Pre-Effective Amendment No. 2 for Form S-6 File No. 333-14061 on April 23, 1997.
(4)  Filed with Post-effective Amendment #6 of this form N-4
Registration
       Statement, file number 33-64016 (April 30, 1998).
(5) Filed with Post-effective Amendment #9 of this form N-4 Registration Statement, file number 33-64016 (April 30, 1999).
(6) Incorporated to the like-numbered exhibit in Post-Effective
Amendment
       No. 6 for Form S-6 File No. 333-14061 on February 15, 2001.
(7) Filed herewith.

Item 25.

                                                          Table of Contents
                                                        Management of Midland

                                            Here is a list of Our directors and officers.

                                                              Directors

Name and
Business Address                   Principal Occupation            Principal Occupation During Past Five Years
John J. Craig, II                  President and Chief Operating   President (January 2002 to present), Midland National Life
Midland National Life              Officer                         Insurance Company; Executive Vice President (January 1998 to
One Midland Plaza                                                  January 2002), Midland National Life Insurance Company;
Sioux Falls, SD 57193-0001                                         Senior Vice President and Chief Financial Officer (October
                                                                   1993 to 1998), Midland National Life Insurance Company;
                                                                   Treasurer (January 1996 to present), Briggs ITD Corp.;
                                                                   Treasurer (March 1996 to present), Sammons Financial
                                                                   Holdings, Inc.; Treasurer (November 1993 to present), CH
                                                                   Holdings; Treasurer (November 1993 to present), Consolidated
                                                                   Investment Services, Inc.; Treasurer (November 1993 to
                                                                   present), Richmond Holding Company, L.L.C.; Partner (prior thereto), Ernst and Young
Steven C. Palmitier                Senior Vice President and       Senior Vice President and Chief Marketing Officer (March 1997
Midland National Life              Chief Marketing Officer         to present), Senior Vice President-Sales (August 1996 to
One Midland Plaza                                                  February 1997), Midland National Life Insurance Company;
Sioux Falls, SD 57193-0001                                         Senior Vice President-Sales (prior thereto), Penn Mutual Life
                                                                   Insurance

Stephen P. Horvat, Jr. Midland     Senior Vice President           Senior Vice President (January 1997 to present), Midland
National Life One Midland Plaza                                    National Life Insurance Company;  Shareholder (June 1996 to
Sioux Falls, SD 57193-0001                                         December 1997), Sorling Law Firm; Senior Vice President,
                                                                   General Counsel & Secretary (prior thereto), Franklin Life
                                                                   Insurance Company.

Donald J. Iverson   Midland        Senior Vice President and       Senior Vice President and Corporate Actuary (November 1999 to
National Life One Midland Plaza    Corporate Actuary               Present); Vice President - Chief Actuary (prior thereto),
Sioux Falls, SD 57193-0001                                         ALLIED Life Insurance Company.

Robert W. Korba                    Board of Directors Member       President and Director (since 1988), Sammons Enterprises,
Sammons Enterprises,                                               Inc.; Vice President (August 1998 to present), Midland
Inc.                                                               National Life Insurance Company.
300 Crescent CT
Dallas, TX 75201



                                              Executive Officers (other than Directors)

            Unless otherwise indicated, the addresses for the following are One Midland Plaza, Sioux Falls, SD 57193-0001

Name and
Business Address                      Principal Occupation         Principal Occupation During Past Five Years
Jon P. Newsome                        Executive Vice President -   Executive Vice President - Annuity Division (April 1999 To
Midland National Life - Annuity       Annuity Division             Present); Executive Vice President (September 1996 to
Division                                                           February 1999), Conseco Marketing, LLC; Chairman & CEO
West Des Moines, IA    50266                                       (November 1995 to September 1996), American Life & Casualty
                                                                   Ins. Co.

Thomas M. Meyer                       Senior Vice President and    Senior Vice President and Chief Financial Officer (January
Midland National Life                 Chief Financial Officer      2000 to Present), Vice President and Chief Financial Officer
                                                                   (January 1998 to December 1999), Second Vice President and
                                                                   Controller (1995 to 1998), Midland National Life Insurance
                                                                   Company.

Gary J. Gaspar                        Senior Vice President &      Senior Vice President & Chief Information Officer (August
North American                        Chief Information Officer    1998 to present), Midland National Life Insurance Company;
Company for Life &                                                 Senior Vice President Information Systems Officer (1985 to
Health Insurance                                                   present); North American Company for Life & Health Insurance.
222 South Riverside Plaza
Chicago, IL 60606-5929

Jack L. Briggs                        Vice President, Secretary,   Vice President, Secretary and General Counsel (since 1978),
Midland National Life                 and General Counsel          Midland National Life Insurance Company
Gary W. Helder                        Vice President- Policy       Vice President-Policy Administration (since 1991), Midland
Midland National Life                 Administration               National Life Insurance Company.

Robert W. Buchanan                    Vice President-              Vice President-Marketing Services (March 1996 to present),
Midland National Life                 Underwriting and New         Second Vice President-Sales Development  (prior thereto),
                                      Business                     Midland National Life Insurance Company.

Timothy A. Reuer                      Vice President - Product     Vice President - Product Development (January 2000 To
Midland National Life                 Development                  Present); Actuary - Product Development (March 1996 to
                                                                   December 1999); Associate Actuary (March 1992 to February
                                                                   1996) Midland National Life Insurance Company.

Esfandyar Dinshaw  Midland National   Vice President - Annuity     Vice President - Annuity Division (April 1999 to Present);
Life - Annuity Division               Division                     Vice President - Actuarial (September 1996 to April 1999),
West Des Moines, IA   50266                                        Conseco; Vice President - Actuarial (January 1991 to August

                                                                   1996), American Life & Casualty Ins. Co.
Meg J. Taylor                         Vice President and Chief     Vice President (September 2001 - present) and Chief
North American                        Compliance Officer           Compliance Officer (2000 - present) Midland National Life and
Company for Life &                                                 the North American Companies; Assistant Vice President -
Health Insurance                                                   Compliance (1998-2000) Midland National Life and the North
222 South Riverside Plaza                                          American Companies; Director - Product and Market Services
Chicago, IL 60606-5929                                             (1997 - 1998) Transamerica Reinsurance; Assistant Vice
                                                                   President (1987 - 1997) John Alden Life Insurance Company.



Item 26. Persons Controlled by or Under Common Control With the
Depositor.

 The Depositor, Midland National Life Insurance Company (Midland) is a subsidiary of Sammons Enterprises, Incorporated. The Registrant is a segregated asset account of Midland.

 The following indicates the persons controlled by or under common control with Midland:

 Estate of Charles A. Sammons
 I. Sammons Enterprises, Inc. (Delaware Corp) 90.17%

 II. COMMUNICATIONS - Sammons Communications, Inc. (Delaware Corp) 100% Sammons Communications of New Jersey, Inc. (New Jersey Corp)
100%
         Sammons Communication of Pennsylvania, Inc. (Delaware Corp)
100%

III. Consolidated Investment Services Inc. (Nevada Corp) 100%
         Richmond Holding Company, LLC (Delaware LLC) 5%

      A. Financial Services
         Sammons Financial Holdings, Inc. (Delaware Corp) 100%
           Midland National Life Insurance Company (Iowa Corp) 100%
                (FEDID #46-0164570 NAIC CO Code 66044 IA)
           NACOLAH Holding Corporation (Delaware Corp) 100%
                (FEDID #36-412699)
            Institutional Founders Life Insurance Company (Ill. Corp.)
100%,
                FEDID No. 36-3508234, NAIC Co. Code 85707, Group Code
0431 IL
             North American Company for Life & Health Insurance
(Ill.Corp)100%
                FEDID No. 36-2428931, NAIC Co. Code 66974, Group Code
0431 IL
              North American Company for Life & Health Insurance of
                New York (New York Corp.), 100%
                FEDID No. 361556010, NAIC Co. Code 91286, Group Code
0431 NY
              NACOLAH Life Insurance Company (Ill. Corp.) 100%
                FEDID No. 36-3723034, NAIC Co. Code 85456, Group Code
0431 IL
              NACOLAH Ventures, L.L.C. (Delaware Corp.), FEDID No. 36-
3495904
           Midland Advisors Company (South Dakota Corp.) 100%
           Parkway Holdings, Inc. (Delaware Corp) 100%
              Parkway Mortgage, Inc.  (Delaware Corp.) 100%

         B. ALLIED
         CH Holdings Inc. (Delaware Corp) 100%
         Sammons Corporation (Texas Corp) 100%
         Otter, Inc.  (Oklahoma Corp.) 100%
         Cathedral Hill Hotel, Inc. (Delaware Corp) 100%
         Sammons Power Development Inc. (Delaware Corp) 100%
         Gila Bend Power Parnters, L.L.C. (Delaware L.L.C.) 50%

      C. WATER
         Mountain Valley Spring Company (Arkansas Corp) 100%
         Water Lines Inc. (Arkansas Corp) 100%

      D. SUPPLY AND SERVICE
         Sammons Distribution Holdings, Inc. (Delaware Corp.) 100% Vinson Supply Company (Delaware Corp) 100%
            Vinson Supply (UK) LTD. (United Kingdom Corp) 50%
            Myron C. Jacobs Supply Company (Oklahoma Corp) 100%
            Composite Thread Protectors, Inc. (Pennsylvania Corp) 100% Vinson Process Controls Company (Delaware Corp.) 100%
            Sammons Distribution Inc. (Delaware Corp.) 100%

         Briggs-Weaver Inc. (Delaware Corp) 100%
            TMIS Inc. (Texas Corp) 100%
            B-W Max, Inc. (Delaware Corp)100%
            B-W Max Services Inc.  (Delaware Corp)100%
               Abastecedora de Services Indutriales y Productos S.A.
                    de C.V.  (ASPI) (Mexico Corp.)
               Personal Para Services Intogrados de Mexico
                    S.A. (Personal) (Mexico Corp)
               Especialistas en Systems de Distribucion  Industrial
                    S.A. de C.V. (ESDI) (Mexico Corp.)
               Especialistas en Procuramiento Industrial
                    S.A. de C.V. (EPI) (Mexico Corp.)
            Sealing Specialists of Texas, Inc. (Texas Corp) 100%

      E. Equipment Sales and Rentals
         Briggs ITD Corp.  (Delaware Corp.) 100%
         Briggs Equipment Trust (Delaware Business Trust) 100% Briggs Equipment Mexico Inc. (Delaware Corp.) 100% Montacargras Yale de Mexico S. A. de C.V. (YALESA)
            (Mexico Corp.)
         Briggs Equipment S.A. de C.V. (BESA) (Mexico Corp.) Briggs Construction Equipment Inc. (Delaware Corp) 100%

      F. Real Estate

         Crestpark LP Inc.  (Delaware Corp.) 100%
         Crestpark Holding Inc.  (Delaware Corp.) 100%
         Sammons Venture Properties, Inc. (Delaware Corp.) 100% Sammons Realty Corporation (Delaware Corp.) 100% Sammons Legacy Venture GP Inc. (Delaware Corp) 100% Sammons Legacy Venture LP Inc. (Delaware Corp) 100% Sammons Income Properties Inc. (Delaware Corp) 100% Sammons Eiger Venture, Inc. (Delaware Corp) 100%
         GBH Venture Co. Inc. (Delaware Corp) 100%
         Grand Bahama Hotel Co. (Delaware Corp) 100%
         Jack Tar Grand Bahama Limited (Bahama Corp.) 100%

      G. Tourism

         The Grove Park Inn Resort Inc.  (Delaware Corp) 100%
         Adventure Tours USA, Inc.  (Delaware Corp) 100%
         Santo Tours and Travel Inc.  (New York Corp) 100%

Item 27. Number of Contract Owners
  As of December 31, 2001 there were 2,669 holders of nonqualified contracts and 6,101 holders of qualified contracts.

Item 28. Indemnification
  The Company indemnifies actions against all officers, directors, and employees to the full extent permitted by South Dakota law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

Sammons Securities Corporation, the principal underwriter of the Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

Unless otherwise noted, the address of each director and executive officer of Sammons Securities is: Sigma Financial Corporation
                       4261 Park Road
                       Ann Arbor, MI 4813

      Name and Principal            Position and Offices
      Business Address              With Sammons Securities

        Jerome S. Rydell              President
      Michael J. Brooks             Vice-President


Item 29c.Compensation of Principal Underwriters
   The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

   (1)              (2)            (3)            (4)            (5)
                    Net
   Name of          Underwriting
   Principal        Discount and   Compensation   Brokerage
   Underwriter      Commissions    On Redemption  Commissions
Compensation

   Walnut Street   2,304,386        0                0                 0
Securities

Item 30. Location of Accounts and Records
   The records required to be maintained by Section 31(a) of the Investment
   Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at:

   One Midland Plaza
   Sioux Falls, SD  57193

Item 31. Management Services
    No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months
     old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of
      Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly
      upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses to be incurred and the risk assumed by
      Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated
November
28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7

Midland National Life and Separate Account C rely on 17 C.F.R. Section
270.6c-7
and represent that the provisions of that Rule have been or will be complied with. Accordingly, Midland National Life and Separate Account C are exempt from the provisions of Sections 22(e), 27(c)(1), and 27(d) of the Investment
Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas
Optional Retirement Program.

VAITEM24

                                   SIGNATURES

As required by the Securities Act of 1933, and under the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Sioux Falls, South Dakota, on the 15th day of April, 2002.

                                   Midland National Life Separate Account C

(Seal)                          By: Midland National Life Insurance Company

                                     By:/s/________________________________
                                                       Michael M. Masterson
                                                      Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Directors of Midland National Life Insurance Company in the capacities and on the dates indicated.

Signature                  Title                                  Date

/s/____________________    Director, Chairman of the Board,       April 15, 2002
Michael M. Masterson       Chief Executive Officer

/s/____________________    Director, President                    April 15, 2002
John J. Craig II           and Chief Operating Officer

/s/____________________    Director, Senior Vice President        April 15, 2002
Steven C. Palmitier        and Chief Marketing Officer

/s/____________________    Director, Senior Vice President        April 15, 2002
Donald J. Iverson          and Corporate Actuary

/s/____________________    Director, Senior Vice President-       April 15, 2002
Stephen P. Horvat, Jr.     Legal

/s/____________________    Senior Vice President                  April 15, 2002
Thomas M. Meyer            and Chief Financial Officer

_______________________    Director, Chief Executive Officer
Robert W. Korba            and President of Sammons
                           (Parent Company of Midland
                           National Life Insurance Company)

                                                   Registration No. 33-
64016
                                                POST EFFECTIVE AMENDMENT
NO. 12


________________________________________________________________________



                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                ______________________________________________



                                  EXHIBITS

                                     TO

                                  FORM N-4

                           REGISTRATION STATEMENT

                                   UNDER

                         THE SECURITIES ACT OF 1933

                                    FOR

                           MNL SEPARATE ACCOUNT C

                                    AND

                   MIDLAND NATIONAL LIFE INSURANCE COMPANY

                ______________________________________________








________________________________________________________________________

ExhbtVA2.txt

                                 EXHIBIT INDEX




        Exhibit
       _________


     10. a. Consent of Sutherland Asbill & Brennan L L P

     10. b. Consent of PricewaterhouseCoopers L L P






IndVA2.txt

                                                                  April 23, 2002




Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193

                  RE: Variable Annuity and Variable Annuity II Form N-4, File No. 33-64016

Gentlemen:

We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable life insurance contracts (File No. 33-64016). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                          Very truly yours,

                                          SUTHERLAND ASBILL & BRENNAN LLP



                                          By:  /s/_____________________________
                                                  Frederick R. Bellamy

CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the inclusion in Post effective Amendment No. 12 to this Registration Statement of Midland National Life Separate Account C on Form N-4 (File No. 33-64016) of our reports dated March 8, 2002 on our audits of the financial statements of Midland National Life Separate Account C and the financial statements of Midland National Life Insurance Company, respectively, which appear in such Registration Statement. We also consent to the reference of our firm under the caption "Financial" in such Registration Statement.


/s/

PRICEWATERHOUSECOOPERS LLP

Minneapolis, Minnesota
April 17, 2002